As filed with the Securities and Exchange Commission on July 1, 2008

No. 333-102228
No. 811-21265

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 196	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒

Amendment No. 198	☒

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road
Wheaton, IL  60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond 301 West Roosevelt Road Wheaton, IL 60187 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒           immediately upon filing pursuant to paragraph (b) of Rule 485.

☐            on June 30, 2008 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

PowerShares Exchange-Traded Fund Trust

  PowerShares CleantechTM Portfolio  –  PZD

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of 75 separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to the PowerShares CleantechTM Portfolio (the "Fund").

The shares of the Fund (the "Shares") are listed on the American Stock Exchange ("AMEX") at market prices that may be different from their net asset value ("NAV"). The Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated June 30, 2008

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

TABLE OF CONTENTS

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Fund

4	Tax Advantaged Product Structure

5	PowerShares CleantechTM Portfolio

14	Additional Investment Strategies

14	Additional Risks

15	Portfolio Holdings

16	Management of the Fund

18	How to Buy and Sell Shares

20	Creations, Redemptions and Transaction Fees

23	Dividends, Distributions and Taxes

25	Distribution Plan

26	Net Asset Value

27	Fund Service Providers

27	Financial Highlights

29	Index Provider

29	Disclaimers

31	Premium/Discount Information

32	Total Return Information

33	Other Information

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INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of 75 separate exchange-traded "index funds." The investment objective of the Fund is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the PowerShares CleantechTM Portfolio. Invesco PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Fund.

The Fund's Shares are listed and traded on the AMEX at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the Fund's underlying index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

WHO SHOULD INVEST IN THE FUND

The Fund is designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Fund may be suitable for long-term investment in the market represented in the underlying index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the shares' in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

The Fund may invest in derivatives, the use of which will generally result in the realization of short-term capital gains that will be classified as ordinary income for tax purposes when distributed to investors.

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PowerShares CleantechTM Portfolio

Ticker: PZD Intraday NAV Ticker: PZD.IV	CUSIP: 739535X278 Underlying Index: The Cleantech IndexTM

(Ticker: CTIUS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Cleantech IndexTM (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of cleantech companies. The Fund will normally invest at least 90% of its total assets in the securities that comprise the Underlying Index and American Depository Receipts ("ADRs") based on the stocks in the Underlying Index. The Fund anticipates that the majority of its investment will be in the securities that comprise the Underlying Index. The Adviser will seek to match the performance of the Underlying Index. The Cleantech IndexTM is a modified equally weighted index currently comprised of stocks of publicly-traded cleantech companies and ADRs based on such stocks. Cleantech Indices LLC ("Cleantech" or the "Index Provider") considers a company to be a cleantech company if it derives at least 50% of its revenues or operating profits from cleantech businesses. Cleantech businesses are defined as those that provide knowledge-based products (or services) that add economic value by reducing cost and raising productivity and/or product performance, while reducing the consumption of resources and the negative impact on the environment and public health. The Underlying Index focuses on companies which are leaders in the innovation and commercial deployment of cleantech products across a broad range of industries including, but not limited to, alternative energy, energy efficiency and transmission, air and water purification, advanced materials, eco-friendly agriculture, transportation, manufacturing efficiency, recycling and pollution prevention. Securities comprising the Underlying Index will be selected by the Index Provider. As of June 30, 2008, it is anticipated that the Underlying Index will include the securities of approximately 75 companies with a market capitalization range of between $200 million and $100 billion and that the Underlying Index will allocate approximately 45% of its weight to companies domiciled in Canada, the Philippines, Singapore, China, Japan, India, France, Germany, Spain, Switzerland, Denmark, the United Kingdom, Norway, Finland, Austria, the Netherlands, Portugal, Hong Kong, Israel, and Belgium. In tracking the Underlying Index, it is anticipated that a significant portion of the securities in the Fund's portfolio will be small and medium capitalization securities. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

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The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another security in the Underlying Index, purchase securities not in the Underlying Index which the Adviser believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques, in seeking to track the Underlying Index. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Index Construction

To be eligible to join the Underlying Index, companies must meet the following criteria:

1. Derive at least 50% of revenue or operating profits from cleantech businesses;

2. Maintain a 3-month average market capitalization of at least USD $200 million;

3. Maintain a 1-month average floated market capitalization of at least USD $150 million;

4. Maintain a listing on a stock exchange (stocks traded on the bulletin board or over-the-counter are excluded from the Underlying Index); and

5. Have a minimum average trading value of at least USD $200,000 per trading day for the trailing three-month period. Aggregated trading volume may be counted for securities that trade on multiple exchanges.

Securities that meet the selection criteria are then further screened by the Index Provider pursuant to a proprietary methodology. These screens include, but are not limited to, profitability, earnings growth and quality, business strategy, industry leadership and position, sector redundancy, intellectual property, impact on the environment, management quality, solvency, existing litigation and governance issues.

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To Maintain Inclusion in the Underlying Index, as of the calculation date for each quarterly rebalance, companies must:

a)  Have a ten-day average floated market capitalization of at least USD $150 million;

b)  For U.S. domiciled companies, be quoted on a major stock exchange; and

c)  Meet the proprietary screening criteria discussed above.

In general, the securities included in the Underlying Index are equally weighted within several bands based upon their market capitalization. Below a certain threshold, the bands are determined based upon floated market capitalization. In computing the Underlying Index, pursuant to its proprietary rules based methodology, the Index Provider will reduce the weightings of securities with lower market liquidity, securities of issuers that have yet to achieve positive annual earnings and securities of issuers that have had two or more years without profitability. In determining the weighting of securities in the Underlying Index, the Index Provider will consider several key variables, including: market capitalization, dollar-weighted trading volume and relative liquidity, floated capitalization, types of shares, current and past profitability, consensus analyst estimates of expected time to annual profitability and maximum Underlying Index weight constraints. Upon rebalancing, securities of issuers that have yet to achieve positive annual earnings may not, in the aggregate, account for more than 8% of the weight of the Underlying Index and no individual stock may account for more than 6% of the weight of the Underlying Index.

The Index Provider may at any time, and from time to time, change the number of components comprising the Underlying Index by adding or deleting one or more components, or replacing one or more issues contained in the Underlying Index with one or more substitute securities of its choice if, in the Index Provider's discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Underlying Index relates.

Index Methodology

Quarterly updates to the Underlying Index's composition typically take effect after the close of trading on the AMEX on the next to last business day of each calendar quarter month ("Rebalance Date"). The components and weights are determined and announced at the close of trading two days prior to the Rebalance Date.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Foreign Investment Risk

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. As the Fund may invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund's returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund's exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund's ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

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Non-Correlation Risk

The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries in which securities in the Underlying Index trade, the Fund may not be able to invest in all securities included in the Underlying Index. The Fund may exclude securities included in the Underlying Index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. Since the Underlying Index is not subject to the diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints may delay the Fund's purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the stocks in the Underlying Index with the same weightings as the Underlying Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. That is, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Underlying Index.

Cleantech Sector Risk

There are risks in investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water sector may significantly affect the value of the Shares of the Fund. Companies involved in the water sector are subject to tax and price

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fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Small and Medium Capitalization Company Risk

Investing in securities of small and medium capitalization companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with broad measures of market performance. All returns assume reinvestment of dividends and

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distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

Best Quarter	Worst Quarter
15.24% 2nd Quarter 2007	3.94% 1st Quarter 2007

* The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2007

	Past One Year	Since Inception*
PowerShares CleantechTM Portfolio (return before taxes)	42.04%	36.35%
PowerShares CleantechTM Portfolio (return after taxes on distributions)	42.04%	36.35%
PowerShares CleantechTM Portfolio (return after taxes on distributions and sale of Fund Shares)	27.33%	31.02%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	10.59%	11.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	5.46%	7.67%
The Cleantech IndexTM (reflects no deduction for fees, expenses or taxes)	43.41%	38.79%

*  The Fund commenced operations on October 24, 2006.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The NASDAQ Composite Index and S&P 500® Index are unmanaged indexes based on the average performance of 3,087 and 500 common stocks, respectively.

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Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Annual Fund Operating Expenses(2) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	—%
Other Expenses	0.27%
Total Gross Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(3)	0.08%
Total Net Annual Fund Operating Expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs††, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$73	$241	$423	$949

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(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  Expressed as a percentage of average net assets.

(3)  Pursuant to an excess expense agreement with the Trust (the "Expense Agreement"), the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until August 30, 2009 (the "Expense Cap"). The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

††  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. APs that purchase of Creation Units at NAV must pay a standard creation transaction fee of $1,000 (the "Creation Transaction Fee") per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,000 (the "Redemption Transaction Fee") for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $19,302 , $61,172 , $106,660 and $238,323 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed by an AP outside the usual process through the National Securities Clearing Corporation (the "NSCC"), if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio. The maximum Creation or Redemption Transaction Fee is $4,000.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Additional Investment Strategies

The Fund will normally invest at least 90% of its total assets in the securities that comprise its Underlying Index and ADRs based on stocks in the Underlying Index. The Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index and in swaps, options and futures contracts. Swaps, options, futures contracts, convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to its Underlying Index and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Fund's Underlying Index to be reflected in the portfolio composition of the Fund.

The policies described herein, including the investment objective of the Fund, constitute non-fundamental policies that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Fund are set forth in the Statement of Additional Information ("SAI") under "Investment Restrictions."

Borrowing Money

The Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

The Fund may lend its portfolio securities. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, makes trading in Shares inadvisable. In

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addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of the Fund's Shares generally fluctuates with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

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Management of the Fund

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, the PowerShares Actively Managed Exchange-Traded Fund Trust and the PowerShares Exchange-Traded Fund Trust II, a family of exchange-traded funds with combined assets under management in excess of $14.4 billion as of May 31, 2008. The Trust is currently comprised of 75 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leveraging the Adviser's resources.

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Travis Trampe, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Fund's day-to-day management. Mr. Trampe receives management assistance from Peter Hubbard, Jason Stoneberg and Rudolf Reitmann, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

Portfolio Managers

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in February 2003. Mr. Southard has managed the Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

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Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 1, 2007. Mr. Stoneberg joined the Adviser as a Research Analyst in January 2006, after receiving a bachelor of science degree in Business and Economics from Wheaton College.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since June 1, 2007. Mr. Trampe has been an employee of the Adviser since June 2007. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Fund's SAI provides additional information about the Portfolio Managers' compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Trust.

The Adviser will receive fees from the Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Expense Agreement with respect to the Fund, until at least August 30, 2009, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% Expense Cap are: (a) legal fees pertaining to the Fund's

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Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to the Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of the Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Fund's Investment Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the fiscal year ended October 31, 2007.

The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Indexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by the Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Fund trade under the AMEX symbol "PZD."

Share prices are reported in dollars and cents per Share.

APs may acquire Shares directly from the Fund and shareholders may tender their Shares for redemption directly to the Fund through an AP, only in Creation

18

Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of the Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of the Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that the Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized

19

Participants and that the vast majority of trading in the Fund's Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund's trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Fund are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Fund imposes transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund's Shares.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the Distributor (as defined below) and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchase

In order to purchase Creation Units of the Fund, an AP must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

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Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the Distributor and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of the Fund and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $1,000 is applicable to each transaction regardless of the number of Creation Units purchased by an AP in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected by an AP outside of the Clearing Process (through a DTC Participant), if any, or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An AP subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in

21

substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption

The Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed redemption transaction fee of $1,000 is applicable to each redemption transaction regardless of the number of Creation Units redeemed by an AP in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected by an AP outside of the Clearing Process, if any, or to the extent that redemptions are for cash. The Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, the Fund may, in its discretion, reject

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Dividends, Distributions and Taxes

any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX, and

•  You purchase or redeem Creation Units through an AP.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends paid out of the Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower

23

reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce the Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Foreign Income Taxes

The Fund intends to elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations. If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund's foreign income taxes, but the shareholder must include an equal amount in gross income. See the SAI section "Taxes."

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held by an investor for more than one year and as short-term capital gain or loss if the Shares have been held by an investor for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may

24

assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units through on AP, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the SAI section "Taxes."

Distribution Plan

Invesco Aim Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Net Asset Value

The Bank of New York ("BONY") calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for the Fund will be calculated and disseminated daily.

The AMEX will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association the approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of the Underlying Index will not be calculated and disseminated intra day. The value and return of the Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of the Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Money market securities maturing in 60 days or less will be valued at amortized cost. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair

26

value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect the Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fund Service Providers

BONY, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for the Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, serves as legal counsel to the Fund.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended April 30, 2008 has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is attached to the Statement of Additional Information as Appendix B.

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PowerShares CleantechTM Portfolio

FINANCIAL HIGHLIGHTS

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.08	$24.70
Net investment loss**	(0.10)	(0.04)
Net realized and unrealized gain on investments	6.65	2.42
Total from operations	6.55	2.38
Net asset value at end of period	$33.63	$27.08
TOTAL RETURN***	24.19%	9.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$114,336	$21,663
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.77%	1.06	%†
Net investment loss, after Waivers and/or Recapture	(0.31)%	(0.29	)%†
Portfolio turnover rate ††	23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments." The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

The historical performance of the Underlying Index and the Fund reflect the performance of the Fund prior to the inclusion of global securities in the Underlying Index. Effective June 30, 2008, the Underlying Index will include global securities. Therefore, the performance history above does not reflect how the Underlying Index and the Fund would have performed after the inclusion of global securities.

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Index Provider

Cleantech is the Index Provider for the PowerShares CleantechTM Portfolio. There is no relationship between Cleantech Indices LLC and the Distributor, the Adviser or the Trust other than a license by Cleantech to the Adviser of certain Cleantech trademarks and trade names, and The Cleantech IndexTM, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and The Cleantech IndexTM have been created and developed by Cleantech without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Disclaimers

The PowerShares CleantechTM Portfolio's Underlying Index is The Cleantech IndexTM. The Cleantech IndexTM is a trademark of Cleantech and has been licensed for use for certain purposes by the Adviser. The Fund is not sponsored, endorsed, sold, promoted or managed in any way by Cleantech and Cleantech makes no representation regarding the advisability of investing in Shares of the Fund.

Cleantech makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Cleantech's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Cleantech trademarks and trade names of Cleantech and The Cleantech IndexTM, which are composed by Cleantech without regard to the Distributor, the Adviser or the Trust.

The Underlying Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Cleantech has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Index. Cleantech is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Cleantech has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Cleantech does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Cleantech shall have no liability for any errors, omissions, or interruptions therein. Cleantech makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Index or any data included therein. Cleantech makes no express or implied

29

warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein, the Fund, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Cleantech have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any crrors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, exemplary, punitive, direct, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

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Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the Fund. NAV is the price per share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for each of the last four completed quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

31

PowerShares CleantechTM Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/08)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)
Greater than 0.5%	0%	0%	3%	10%
Between 0.25% and 0.5%	0%	6%	9%	0%
Between 0.0% and 0.25%	43%	51%	29%	24%
Between -0.25% and 0.0%	57%	41%	57%	66%
Between -0.25% and -0.5%	0%	2%	2%	0%
Greater than -0.5%	0%	0%	0%	0%
Total	100%	100%	100%	100%

Total Return Information

The table below presents information about the total return of the Underlying Index in comparison to the total return of the Fund. The information presented is for the fiscal year ended April 30, 2008.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. The Fund's per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per Share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time that the Fund's NAV is calculated. Since the Fund's Shares typically do not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the

32

Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares CleantechTM Portfolio. The investment return and principal value of Shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

	Average Annual Total Returns Since Inception through April 30, 2008	Cumulative Annual Total Returns Since Inception through April 30, 2008
PowerShares CleantechTM Portfolio (At NAV)	22.59%	36.15%
PowerShares CleantechTM Portfolio (At Market)	22.57%	36.11%
The Cleantech IndexTM	21.97%	36.84%
S&P 500® Index	2.35%	3.58%
NASDAQ Composite Index	2.70%	4.13%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the

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Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the SEC an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund's SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  Invesco Aim Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o Invesco Aim Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046 - 1173

  Visit: www.InvescoPowerShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Fund's Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust's registration number under the 1940 Act is 811-21265.

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.InvescoPowerShares.com

P-PZD-PRO-1

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated June 30, 2008

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated June 30, 2008 for the PowerShares CleantechTM Portfolio, a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of any Prospectus may be obtained without charge by writing to the Trust's Distributor, Invesco Aim Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 843-2639.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of 75 investment portfolios. This Statement of Additional Information relates to the PowerShares CleantechTM Portfolio (the "Fund"). The CleantechTM Portfolio is "diversified." The shares of the Fund are referred to herein as "Shares" or "Fund Shares."

The Fund is managed by Invesco PowerShares Capital Management LLC (the "Adviser").

The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of the Fund are listed on the American Stock Exchange (the "AMEX" or the "Exchange"). Fund Shares trade on the Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares. In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the AMEX, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective

The investment objective of the PowerShares CleantechTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called "The Cleantech IndexTM" (the "Underlying Index").

Investment Restrictions

The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Fund's investment restrictions numbered (1) through (9) below. The Fund, as a fundamental policy, may not:

(1)  As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)  As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3)  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the respective Underlying Index that the Fund replicates, concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(5)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(6)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(7)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

The investment objective of the Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Correlation and Tracking Error. Correlation measures the degree of association between the returns of the Fund and its Underlying Index. The Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at the Fund's fiscal year end by comparing the Fund's average monthly total returns, before fees and expenses, to the Underlying Index's average monthly total returns over the prior one-year period. Another means of evaluating the degree of correlation between the returns of the Fund and its Underlying Index is to assess the "tracking error" between the two. Tracking error means the variation between the Fund's annual return and the return of its Underlying Index expressed in terms of standard deviation. The Fund seeks to have a tracking error of less than 5%, measured on a monthly basis over a one year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's returns.

Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet certain credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Real Estate Investment Trusts. The Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law, which pool investors' funds for investments primarily in real estate properties. Investment in REITs is a practical way for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, consequently, the Fund and its shareholders will effectively absorb duplicate levels of fees with respect to investments in REITs.

Illiquid Securities. In the aggregate, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indexes. The Fund may enter into futures contracts to purchase security indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that they claim an exclusion from regulation as a commodity pool operator. The Trust has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Fund's Prospectus and this SAI.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

In addition, the Fund may enter into credit default swap contracts for hedging purposes or to add leverage to the Fund. In a credit default swap, two parties enter into an agreement whereby one party pays the other a fixed periodic coupon for the specified life of the agreement. The selling party makes no payments unless a specified credit event occurs. Credit events are typically defined to include a material default, bankruptcy or debt restructuring for a specified reference asset. If such a credit event occurs, the party makes a payment to the first party, and the swap then terminates.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Fund's Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Fund's Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap Counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). The Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks. The Fund will be subject to counterparty risk with respect to the amount it expects to receive from counterparties to swap transactions. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer losses. Due to the current credit crises, there is an increased possibility that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. Swaps are not traded on exchanges, do not have uniform terms and in general are not transferable without the consent of the counterparty.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Fund under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Management Trustee (the "Management Trustee") is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Family (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Family includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Family consists of the Trust's 75 portfolios and three other exchange-traded funds with 35 portfolios advised by the Adviser (the "Fund Family") and 228 other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Ronn R. Bagge (49) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	111	None

Marc M. Kole (47) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005-April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	111	None

D. Mark McMillan (45) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	111	None

Philip M. Nussbaum (45) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	111	None

Name, Address and Age of Independent Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Independent Trustee	Other Directorships Held by Independent Trustee
Donald H. Wilson (47) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (August 2007-Present); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	111	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Family Overseen by Management Trustee	Other Directorships Held by Management Trustee
H. Bruce Bond (44) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	111	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (53) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer Since 2006 and Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (42) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Chief Compliance Officer, Invesco PowerShares (September 2005-April 2008); Invesco PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee as of December 31, 2007 is shown below.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares CleantechTM Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family
Ronn R. Bagge	None	Over $100,000
Marc M. Kole	None	Over $100,000
D. Mark McMillan	None	$10,001-$50,000
Philip M. Nussbaum	None	Over $100,000
Donald H. Wilson	None	Over $100,000
H. Bruce Bond	None	Over $100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Fund.

As of April 1, 2008, the trusts of the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the "Retainer"). The Trust and the PowerShares Exchange-Traded Fund Trust II ( "Trust II") pay $155,000 of the Retainer, half of which is allocated pro rata between the funds of the Trust and Trust II, and the other half of which is allocated between the funds of the Trust and the funds of Trust II based on average net assets. The other trusts in the Fund Family pay the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Fund has a deferred compensation plan (the "DC Plan"), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Trust or Trust II that are offered as investment options under the DC Plan. At the Trustee's election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund. The Independent Trustees are not eligible for any pension or profit sharing plan.

The Board of Trustees met 5 times during the fiscal year ended April 30, 2008.

The Board has an Audit Committee, consisting of five Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2008, the Audit Committee held 3 meetings.

The Board also has a Nominating and Governance Committee consisting of five Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption "Shareholder Communications." During the fiscal year ended April 30, 2008, the Nominating and Governance Committee held 3 meetings.

The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2008:

Name of Trustee	Aggregate Compensation From Trust*	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex*
Ronn R. Bagge	$141,141	N/A	$145,417
Marc M. Kole	$131,765	N/A	$136,250
D. Mark McMillan	$129,775	N/A	$135,415
Philip M. Nussbaum	$142,038	N/A	$144,582
Donald H. Wilson	$131,220	N/A	$135,415
H. Bruce Bond	N/A	N/A	N/A

(1)  The amounts shown in this column represent the aggregate compensation paid by all of the series of the Fund Family as of April 30, 2008 before deferral by the Trustees under the DC Plan. As of April 30, 2008, the values of the deferral accounts for Messrs. Bagge, McMillan and Nussbaum pursuant to the DC Plan were $11,736, $108,231 and $112,144, respectively.

As of the date of this Statement of Additional Information, the officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of the Fund.

Shareholder Communications. Shareholders may send communications to the Trust's Board of Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the "Portfolio Managers"), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser's resources. John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the Fund. Travis Trampe, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Fund's day-to-day management. Mr. Trampe receives management assistance from Peter Hubbard, Jason Stoneberg and Rudolf Reitmann, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and reserching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

As of April 30, 2008, in addition to the 73 funds of the Trust, Mr. Southard managed the 103 portfolios of Trust II with a total of approximately $13.3 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with a total of approximately $511.9 million in assets.

As of April 30, 2008, in addition to 73 funds of the Trust, Mr. Hubbard managed the 103 portfolios of Trust II with a total of approximately $13.3 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with a total of approximately $511.9 million in assets.

As of April 30, 2008, in addition to 73 funds of the Trust, Mr. Reitmann managed the 15 portfolios of Trust II with a total of approximately $13.3 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with a total of approximately $511.9 million in assets.

As of April 30, 2008, in addition to 73 funds of the Trust, Mr. Stoneberg managed the 15 portfolios of Trust II with a total of approximately $13.3 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with a total of approximately $511.9 million in assets.

As of April 30, 2008, in addition to 73 funds of the Trust, Mr. Trampe managed the 15 portfolios of Trust II with a total of approximately $13.3 billion in assets, no other pooled investment vehicles and 15 exchange-traded funds traded in Europe with a total of approximately $511.9 million in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has an investment objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of April 30, 2008, the dollar range of securities beneficially owned by Mr. Southard in the Trust was over $100,000. As of April 30, 2008, the dollar ranges of securities beneficially owned by Messrs. Hubbard, Reitmann, Trampe and Stoneberg were $0, $0, $10,000-$50,000 and $0, respectively. The portfolio holdings of Mr. Southard and Mr. Stoneberg as of April 30, 2008 are shown below.

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic MagniQuant Portfolio					X
PowerShares Dynamic Market Portfolio						X
PowerShares Dynamic OTC Portfolio				X
PowerShares WilderHill Progressive Energy Portfolio				X
PowerShares Listed Private Equity Portfolio				X
PowerShares Dynamic Deep Value Portfolio				X
PowerShares Dynamic Health Care Sector Portfolio				X
PowerShares Golden Dragon Halter USX China Portfolio				X
PowerShares Dynamic Utilities Portfolio		X
PowerShares International Dividend AchieversTM Portfolio				X
PowerShares Zacks Micro Cap Portfolio				X
PowerShares Dynamic Semiconductors Portfolio			X
PowerShares Dynamic Food & Beverage Portfolio			X
PowerShares Dynamic Small Cap Value Portfolio				X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Market Portfolio	X
PowerShares WilderHill Clean Energy Portfolio	X
PowerShares Dynamic Small Cap Growth Portfolio			X

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, the Fund has agreed to pay an annual advisory fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Fee
PowerShares CleantechTM Portfolio	0.50% of average daily net assets

The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Expense Agreement, at least until August 30, 2009, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the expense cap set forth below for the Fund are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Fund	Expense Cap
PowerShares CleantechTM Portfolio	0.60% of average net assets

The aggregate amount of the advisory fee paid by the Fund to the Adviser during the Fund's fiscal years since its commencement of operations, and the aggregate amount of fees waived by the Adviser (net of expenses reimbursed to the Adviser under the Expense Agreement) during those periods are set forth in the chart below with respect to the Fund.

	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for the Fiscal Year Ended
	April 30, 2006	April 30, 2007	April 30, 2008	April 30, 2006	April 30, 2007	April 30, 2008	Date of Commencement of Operations
PowerShares CleantechTM Portfolio	N/A	$68,193	$365,806	N/A	$48,163	$57,076	10/24/06

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Administrator. The Bank of New York ("BONY") serves as Administrator for the Fund. Its principal address is 101 Barclay St., New York, New York 10286.

BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Fund. BONY will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Prior to April 1, 2007, pursuant to the Administrative Services Agreement between BONY and the Trust, the Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets or the minimum annual fee of $60,000, whichever is higher. The aggregate amount of the administrative fee paid by the Fund to BONY during the Fund's fiscal years ended since the commencement of operations of the Fund, are set forth in the chart below. Effective April 1, 2007, the Fund has agreed to pay the higher of: (1) an annual accounting and administrative services fee of up to 0.05% of the Trust's average daily net assets which will be allocated among the funds of the Trust based on the fund's average daily net assets; and (2) the minimum annual fee of up to $115,000.

	Administrative Fees Paid for the Fiscal Year Ended
Fund	April 30, 2006	April 30, 2007	April 30, 2008
PowerShares CleantechTM Portfolio	N/A	$3,133	$78,681

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay St., New York, New York 10286, also serves as custodian for the Fund pursuant to a Custodian Agreement. As custodian, BONY holds the Fund's assets, calculates the NAV of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Fund pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to the Fund Accounting Agreement. BONY may be reimbursed by the Fund for its out-of-pocket expenses.

Prior to April 1, 2007, pursuant to the Custodian Agreement between BONY and the Trust, the Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets or the minimum annual fee of $3,600, whichever is higher. Effective April 1, 2007, each Fund has agreed to pay the higher of: (1) an annual custody fee of up to 0.00675% of the Trust's average daily net assets which will be allocated among the Fund based on the Fund's average daily net assets; and (2) the minimum annual fee of $3,600.

Pursuant to the Transfer Agency Agreement between BONY and the Trust, the Fund has agreed to an annual minimum transfer agency fee of $2,400.

Prior to April 1, 2007, pursuant to the Fund Accounting Agreement between BONY and the Trust, the Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets or the minimum annual fee of $55,000, whichever is higher. Effective April 1, 2007, the Fund has agreed to pay a combined annual accounting and administrative services fee, as discussed under the "Administrator" section.

Distributor. Invesco Aim Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Unit Aggregations."

12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets. Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of the Fund's method of distribution. However, no such fee is currently charged to the Fund, and there are no plans in place to impose such a fee.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and a member of Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated as to the Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

Index Provider. The Cleantech IndexTM is the Underlying Index of the PowerShares CleantechTM Portfolio.

Cleantech is the Index Provider for the PowerShares CleantechTM Portfolio. There is no relationship between Cleantech and the Distributor, the Adviser or the Trust other than a license by Cleantech to the Adviser of certain Cleantech trademarks and trade names, and The Cleantech IndexTM, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and The Cleantech IndexTM have been created and developed by Cleantech without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Cleantech makes no representation or warranty, express or implied, to the owners of fund shares or any member of the public regarding the advisability of investing in securities generally or in shares particularly. Cleantech's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Cleantech trademarks and trade names of Cleantech and The Cleantech IndexTM, which are composed by Cleantech without regard to the Distributor, the Adviser or the Trust.

The Underlying Index is selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of shares. Cleantech has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of shares into consideration in determining, composing or calculating the Underlying Index. Cleantech is not responsible for and have not participated in the determination of the prices and amount of shares or the timing of the issuance or sale of shares or in the determination of any financial calculations relating thereto. Cleantech has no obligation or liability in connection with the administration of the Trust, or marketing of the shares. Cleantech does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Cleantech shall have no liability for any errors, omissions, or interruptions therein. Cleantech makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of shares, or any other person or entity, from the use of the Underlying Index or any data included therein. Cleantech makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indices or any data included therein, the Fund, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Cleantech have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the

Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein, Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, exemplary, punitive, direct, indirect or consequential damages (including lost profits), however caused and on any theory of liability, whether in contract, strict liability or tort (including negligence or otherwise), resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser does not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The aggregate brokerage commissions paid by the Fund during the Fund's fiscal years ended April 30, 2006, 2007 and 2008 are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	April 30, 2006	April 30, 2007	April 30, 2008
PowerShares CleantechTM Portfolio	N/A	$16,337	$13,801

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently offers shares of 75 funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Fund, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of the Fund's outstanding equity securities as of June 1, 2008:

Name & Address	% Owned
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105	14.80%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.51%

Name & Address	% Owned
Merrill Lynch Professional 4 Corporate Place Piscataway, NJ 08854	9.65%
Citigroup Global Markets Inc. 333 W. 34th Street New York, NY 10001	8.02%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.73%
First Clearing, LLC 901 E. Byrd Street Richmond, VA 23219	5.53%

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. The Form N-PX for the Fund is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. The Form N-Q for the Fund is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund's Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX or NYSE, as applicable, via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain

Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, known as the "Deposit Securities," per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index ("Fund Securities") and an amount of cash, known as the "Cash Component," computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), if any, or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), if any, will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party," i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds ("Domestic Funds") (see "—Placement of Creation Orders Using Clearing Process") or outside the Clearing Process utilizing the procedures applicable to domestic funds. For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see "—Placement of Creation Orders Outside Clearing Process—Domestic Funds" and "—Placement of Creation Orders Outside Clearing Process—Foreign Funds").

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian.

The Custodian shall cause the sub-custodian for the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor's behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with the Fund's Participant Agreement, Creation Unit Aggregations will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 115%, which the Investment Adviser may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors placing orders through Authorized Participants will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for the Fund is $1,000. The Maximum Creation/Redemption Transaction Fee the Fund is $4,000.

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors placing orders through Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed above. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed on investors placing orders through Authorized Participants to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed. Authorized Participants will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The Redemption Transaction Fee for the Fund is the same as the Creation Transaction Fee set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

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Placement of Redemption Orders Outside Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern time, for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming Authorized Participants generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See "Regular Holidays" for a list of the local holidays in the foreign countries relevant to the Fund.

A redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Fund must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant Authorized Participant's agreement, in the event that the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Investment Adviser may change from time to time.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will

25

subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component, and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an Authorized Participant may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeeming shareholder a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (i.e., days on which the national securities exchange is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

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The securities delivery cycles currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar year 2008 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA
Jan.1	May 1	Nov. 6

March 20	June 6	Dec. 24

March 21	July 9	Dec. 25

March 31	August 18	Dec. 31

AUSTRALIA
Jan.1	March 21	May 19	August 13

Jan.28	March 24	June 2	October 6

March 3	April 25	June 9	Nov. 4

March 10	May 5	August 4	Dec. 25

Dec. 26

AUSTRIA
Jan.1	May 12	Dec. 24

March 21	May 22	Dec. 25

March 24	August 15	Dec. 26

May 1	Dec. 8	Dec. 31

BELGIUM
Jan.1	May 2	Nov. 11

March 21	May 17	Dec. 25

March 24	July 21	Dec. 26

May 1	August 15

BRAZIL
Jan.1	March 21	July 9	Dec. 31

Jan.25	April 21	Nov. 20

Feb. 4	May 1	Dec. 24

Feb. 5	May 22	Dec. 25

CANADA
Jan.1	May 21	Sept. 3	Dec. 26

Jan.2	June 25	October 8

Feb. 19	July 2	Nov. 12

April 6	August 6	Dec. 25

CHILE
Jan.1	August 15	Dec. 25

March 21	Sept. 18	Dec. 31

May 1	Sept. 19

May 21	Dec. 8

27

CHINA
Jan.1	Feb. 11	May 7	October 6

Jan.21	Feb. 12	May 26	October 7

Feb. 4	Feb. 13	July 4	October 13

Feb. 5	May 1	Sept. 1	Nov. 11

Feb. 6	May 2	October 1	Nov. 27

Feb. 7	May 5	October 2	Dec. 25

Feb. 8	May 6	October 3

DENMARK
Jan.1	April 18	Dec. 24

March 20	May 1	Dec. 25

March 21	May 12	Dec. 26

March 24	June 5	Dec. 31

FINLAND
Jan.1	June 20	Dec. 31

March 21	Dec. 24

March 24	Dec. 25

May 1	Dec. 26

FRANCE
Jan.1	May 8	Dec. 25

March 21	June 14	Dec. 26

March 24	August 15

May 1	Nov. 11

GERMANY
Jan.1	May 1	October 3	Dec. 31

Feb. 4	May 12	Dec. 24

March 21	May 22	Dec. 25

March 24	August 15	Dec. 26

GREECE
Jan.1	March 25	June 16	Dec. 26

March 10	April 25	August 15

March 21	April 28	October 28

March 24	May 1	Dec. 25

HONG KONG
Jan.1	March 24	July 1	Dec. 25

Feb. 6	April 4	Sept. 15	Dec. 26

Feb. 7	May 1	October 1	Dec. 31

Feb. 8	May 12	October 7

March 21	June 9	Dec. 24

INDONESIA
Jan.1	April 7	Sept. 29	Dec. 25

Jan.10	May 1	October 1	Dec. 26

Jan.11	May 20	October 2	Dec. 29

Feb. 7	July 28	October 3	Dec. 31

March 20	July 30	Dec. 8

March 21	August 18	Dec. 24

IRELAND
Jan.1	May 1	October 27	Dec. 29

March 17	May 5	Dec. 24

March 21	June 2	Dec. 25

March 24	August 4	Dec. 26

28

ITALY
Jan.1	June 2	Dec. 25

March 21	August 15	Dec. 26

April 25	Dec. 8	Dec. 31

May 1	Dec. 24

JAPAN
Jan.1	Feb. 11	July 21	Nov. 3

Jan.2	March 20	Sept. 15	Nov. 24

Jan.3	April 29	Sept. 23	Dec. 23

Jan.14	May 5	October 13	Dec. 31

MALAYSIA
Jan.1	March 20	Sept. 1	Dec. 8

Jan.10	May 1	October 1	Dec. 25

Feb. 1	May 19	October 2	Dec. 29

Feb. 6	May 20	October 3

Feb. 7	May 30	October 27

Feb. 8	June 7	October 28

MEXICO
Jan.1	March 21	Nov. 20

Feb. 4	May 1	Dec. 12

March 17	Sept. 16	Dec. 25

March 20	Nov. 17

NETHERLANDS
Jan.1	May 1

March 21	May 12

March 24	Dec. 25

April 30	Dec. 26

NEW ZEALAND
Jan.1	Feb. 6	June 2

Jan.2	March 21	October 27

Jan.21	March 24	Dec. 25

Jan.28	April 25	Dec. 26

NORWAY
Jan.1	May 1	Dec. 26

March 20	May 12	Dec. 31

March 21	Dec. 24

March 24	Dec. 25

PHILIPPINES
Jan.1	June 12	Dec. 25

Feb. 25	August 21	Dec. 30

March 20	October 1	Dec. 31

March 21	Dec. 24

PORTUGAL
Jan.1	April 25	June 13	Dec. 25

Feb. 5	May 1	Dec. 1	Dec. 26

March 21	May 22	Dec. 8

March 24	June 10	Dec. 24

SINGAPORE
Jan.1	May 1	October 1	Dec. 17

Feb. 7	May 19	October 27	Dec. 25

Feb. 8	May 20	October 28

March 21	August 9	Dec. 8

29

SOUTH AFRICA
Jan.1	May 1	Dec. 25

March 21	June 16	Dec. 26

March 24	Sept. 24

April 28	Dec. 16

SOUTH KOREA
Jan.1	April 10	July 17	Dec. 31

Feb. 6	May 1	August 15

Feb. 7	May 5	Sept. 5

Feb. 8	May 12	October 3

April 9	June 6	Dec. 25

SPAIN
Jan.1	March 24	July 25	Dec. 26

Jan.7	May 1	August 15

March 20	May 2	Dec. 8

March 21	May 15	Dec. 25

SWEDEN
Jan.1	June 6	Dec. 26

March 21	June 20	Dec. 31

March 24	Dec. 24

May 1	Dec. 25

SWITZERLAND
Jan.1	May 1	Sept. 11	Dec. 31

Jan.2	May 12	Dec. 8

March 19	May 22	Dec. 24

March 21	August 1	Dec. 25

March 24	August 15	Dec. 26

TAIWAN
Jan.1	Feb. 7	April 4

Feb. 4	Feb. 8	May 1

Feb. 5	Feb. 11	June 9

Feb. 6	Feb. 28	October 10

THAILAND
Jan.1	April 15	July 1	Dec. 5

Feb. 20	May 1	July 18	Dec. 10

April 7	May 5	August 12

April 14	May 20	October 23

UNITED KINGDOM
Jan.1	May 26

March 21	August 25

March 24	Dec. 25

May 5	Dec. 26

UNITED STATES
Jan.1	May 26	Nov. 11

Jan.21	July 4	Nov. 27

Feb. 18	Sept. 1	Dec. 25

March 21	October 13

VENEZUELA
Jan.1	May 1	August 18

Feb. 4	May 5	Dec. 8

Feb. 5	May 26	Dec. 25

March 19	June 24

March 20	July 24

30

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2008

	Beginning of Settlement Period	End of Settlement Period	Days in Settlement Period
Argentina	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
China	02/04/08	02/14/08	10
	02/05/08	02/15/08	10
	02/06/08	02/18/08	12
	04/28/08	05/08/08	10
	04/29/08	05/09/08	10
	04/30/08	05/12/08	12
	09/26/08	10/08/08	12
	09/29/08	10/09/08	10
	09/30/08	10/10/08	10
Croatia	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	01/02/09	10
Czech Republic	12/19/08	12/29/08	10
	12/22/08	12/30/08	8
	12/23/08	12/31/08	8
Denmark	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Finland	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Indonesia	09/26/08	10/06/08	10
	09/29/08	10/07/08	8
	09/30/08	10/08/07	8
Japan	12/26/08	01/05/09	10
	12/29/08	01/06/09	8
	12/30/08	01/07/09	8
Mexico	03/14/08	03/24/08	10
Norway	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Philippines	12/24/08	01/02/09	9
Russia*	12/26/07	01/08/08	13
	12/27/07	01/09/08	13
	12/28/07	01/10/08	13
Sweden	03/17/08	03/25/08	8
	03/18/08	03/26/08	8
	03/19/08	03/27/08	8
Turkey	12/04/08	12/12/08	8
	12/05/08	12/15/08	10
Venezuela	03/14/08	03/24/08	10
	03/17/08	03/25/08	8
	03/18/08	03/26/08	8

*  Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T + 3 Cycle Covers market closings that have been confirmed as of 11/1/07. Holidays are subject to change without notice.

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TAXES

The Fund intends to continue to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one fund do not offset gains in another fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the fund level rather than the Trust level.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The Fund may make investments that are subject to special federal income tax rules, such as investments in structured notes, swaps, options, futures contracts and non-U.S. corporations classified as "passive foreign investment companies." Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Fund. The Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from the Fund's net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income. Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long Shareholders have held the Shares.

Long-term capital gains of noncorporate taxpayers are generally taxed at a maximum of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years some ordinary dividends declared and paid by the Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. The Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, the Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

If, for any calendar year, the total distributions made exceed the Trust's current and accumulated earnings and profit, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder's basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder's adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

32

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by the Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Fund as "short-term capital gain dividends" or "interest-related dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning before January 1, 2008. Unless the provisions discussed above are extended or made permanent by Congress, distributions made by the Fund of investment income and short term capital gains in taxable years beginning on or after January 1, 2008 will be treated like other distributions and may be subject to U.S. tax and withholding like regular distributions. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income. Under the Internal Revenue Code, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country's income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. For any year that the Fund makes such an election, each shareholder will be required to

33

include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any. Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund's election to "pass through" amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder's portion of the foreign taxes paid to such country and (ii) the portion of the Fund's dividends and distributions that represents income derived from sources within such country. The amount of foreign taxes that may be credited against a shareholder's U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder's U.S. federal income tax rate multiplied by its foreign source taxable income. For this purpose, the Fund's gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources. In addition, this limitation must be applied separately to certain categories of foreign source income. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund. A shareholder's ability to claim a credit for foreign taxes paid by the Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

34

BONY calculates the Fund's NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for the Fund will be calculated and disseminated daily.

The AMEX will disseminate every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association the approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of the Underlying Index will not be calculated and disseminated intra day. The value and return of the Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of the Fund's portfolio securities is based on the securities' closing price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees. Money market securities maturing in 60 days or less will be valued at amortized cost. The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in the Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Underlying Index. This may adversely affect the Fund's ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Ordinarly, dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

35

MISCELLANEOUS INFORMATION

Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, New York 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the Fund's independent registered public accounting firm. They audit the Fund's financial statements and perform other related audit services.

FINANCIAL STATEMENTS

The audited financial statements, and the unaudited financial statements including the financial highlights appearing in the Trust's Annual Report to shareholders for the fiscal year ended April 30, 2008 attached hereto as Appendix B are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Reports and Semi-Annual Reports at no charge by calling 800.983.0903 during normal business hours.

36

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

2008 PROXY VOTING POLICY - OVERVIEW

Invesco PowerShares Capital Management LLC ("Invesco PowerShares") has adopted proxy voting policies with respect to securities owned by the exchange-traded funds ("ETFs") for which it serves as investment adviser and has the authority to vote proxies. Invesco PowerShares's proxy voting policies are designed to ensure that proxies are voted in the best interests of an ETF. With respect to implementation of its proxy voting policies, Invesco PowerShares:

1)  applies its proxy voting policies consistently;

2)  documents the reasons for voting;

3)  maintains records of voting activities; and

4)  monitors to ensure voting recommendations of an independent service provider are in the best interests of shareholders.

Proxy Voting

Invesco PowerShares has retained Glass Lewis & Co. to provide in-depth proxy research and has retained Broadridge to provide vote execution and the recordkeeping services necessary for tracking proxy voting for the ETFs. Invesco PowerShares intends to vote according to Glass Lewis & Co.'s voting recommendations unless Invesco PowerShares determines that such recommendations are not in the best interests of the ETFs. Glass Lewis & Co. specializes in providing a variety of fiduciary-level services related to proxy voting. Please see Exhibit A, Glass Lewis & Co. Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season.

Share Blocking

Invesco PowerShares may choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an ETF's portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Invesco PowerShares must balance the benefits of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly Invesco PowerShares will not vote those proxies in the absence of an unusual or significant vote.

Special Policy

With respect to the PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(E), which requires that the Adviser vote the shares in the portfolio of the PowerShares International Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-1

Appendix B

2008 Annual Report to Shareholders

30 April 2008

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Table of Contents

Shareholder Letter	2

The Market Environment	3

Manager's Analysis	4

Funds' Distribution History	32

Frequency Distribution of Discounts & Premiums	34

Fees and Expenses	36

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	38

PowerShares CleantechTM Portfolio	39

PowerShares DWA Technical LeadersTM Portfolio	40

PowerShares Golden Dragon Halter USX China Portfolio	42

PowerShares Listed Private Equity Portfolio	44

PowerShares Lux Nanotech Portfolio	45

PowerShares S&P 500 BuyWrite Portfolio	46

PowerShares Value Line Industry Rotation Portfolio	52

PowerShares Value Line TimelinessTM Select Portfolio	54

PowerShares Water Resources Portfolio	55

PowerShares WilderHill Clean Energy Portfolio	56

PowerShares WilderHill Progressive Energy Portfolio	57

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Financial Highlights	66

Notes to Financial Statements	72

Report of Independent Registered Public Accounting Firm	87

Supplemental Information	88

Information about Advisory Agreements	94

To My Fellow Investors,

It gives me great pleasure to report on the state of your investment in PowerShares Exchange-Traded Funds and to thank you for your continued confidence in Invesco PowerShares Capital Management LLC.

Invesco PowerShares has accomplished a number of corporate and industry achievements in 2007. Some of the most notable successes over the past 12 months are that PowerShares:

•  Was the first to receive approval from the SEC to operate actively managed equity and fixed-income ETFs.

•  Launched our initial group of international ETFs, which invest directly in securities listed on foreign exchanges. As of April 30, 2008, we had 17 ETFs allowing investors to invest across a wide geographic range.

•  Brought out the markets only ETFs investing in insured municipal bonds. These three ETF's were part of our initial entry into the Fixed Income portion of the investment spectrum.

•  Further enhanced our reputation as one of the leading innovators in the ETF marketplace when the PowerShares S&P Buy-Write Portfolio was awarded the most innovative new ETF for 2007.

•  Expanded our global footprint with the introduction of 14 PowerShares ETFs listed on four major stock exchanges across Europe (London, Milan, Frankfurt and Paris).

•  Launched the PowerShares India Portfolio, one of the first ETFs to provide U.S. investors with direct access to securities listed on the India stock exchange.

Another milestone of the past year was the adoption of our new name, Invesco PowerShares – in short, we have a new corporate name. Invesco PowerShares represents the strength of global diversification you get through the combination of Invesco's worldwide resources and PowerShares' market leading ETF capabilities. As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities, a presence in 12 countries and $500 billion in assets under management globally at the end of 2007.

While our name has changed and we have a new corporate logo, our goal of delivering the highest quality investment management available in the ETF structure has not changed and all of the names of your funds and their trading symbols remain the same – as do all of our telephone contact numbers. All of us at Invesco PowerShares will continue to strive to provide you with compelling investment solutions and high-quality customer service. Regardless of market conditions, Invesco PowerShares will hold true to its mission: seeking to build financial security for investors.

Best regards,

H. Bruce Bond

President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

2

The Market Environment

Although the benchmark S&P 500 index hit an all-time high in October, 2007, it capitulated as the subprime mortgage crisis began to negatively affect the balance sheets of major U.S. financial institutions. As a result, volatility (as measured by the CBOE "VIX" index) increased by 46.2% during the April 30, 2007 to April 30, 2008 reporting period. Another dramatic rise over the same timeframe was the price of crude oil, which rallied 72.7%. U.S. economic growth began to slow significantly in Q1 2008, leading to recession concerns addressed by the Federal Reserve Bank through aggressive monetary policy easing (the Fed Fund target rate was cut by 2.25% in 2008). The combination of lower short-term U.S. interest rates and the recycling of petrodollars into European banks caused the U.S. dollar to weaken versus all G7 currencies for the year ended April 30, 2008.

By March, 2008, even the AAA-rated monoline bond insurers succumbed to the U.S. credit crunch. Bond insurer ratings downgrades led to huge displacements within the municipal bond market. An impending liquidity crisis was quelled in mid-March by the Fed via the creation of a $200bn lending facility and the approval of Bear Stearns' sale to JP Morgan. Along with the restoration of confidence in the U.S. financial system came a respectable April rally in the U.S. equity market, leaving the S&P 500 with a yearly total return of -4.68% over the reporting period while the DJIA was 0.47% and the NASDAQ-100 was +3.18%. For the same period, the Lehman Brothers U.S. Aggregate Total Return bond index was 6.87%.

3

Manager's Analysis

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

The PowerShares Aerospace & Defense Portfolio continues to provide investors with a means to participate in a sector that has now beaten the S&P 500® for eight consecutive years.

During the period of this report, the fund gained 3.86%. This compares to a decline of 4.68% in the S&P 500®.

The period began with a steady progression of month-end highs that began in April 2007 and extended through October 2007. The Fund remained relatively flat through late December, declining roughly 3.00% as the broader markets began a sharp revaluation while investors fled the broader markets as problems in the financial and housing sectors worsened. The first quarter of 2008 saw investors divest many of their best performing sectors to raise cash, and combined with the announcement of a significant delay by Boeing for its new aircraft, the fund declined in concert with the markets.

Performance in the sector continues to be driven by several factors including government support for defense and homeland security activities along with an expanding marketplace for manufacturing commercial aircraft. With a portfolio defined by the underlying SPADETM Defense Index (AMEX: DXS), constituents represent a diversified offering of large cap, mid- and small-cap companies enabling the fund to capture current and future spending in areas related to defense system manufacturing, armor for vehicles and soldiers, night vision systems, border security, defense IT and network centric systems, commercial aerospace, and secure communications.

With the core defense budget forecast to grow by an additional $30 billion through 2013 and additional appropriations anticipated to fund overseas military operations, replenish and repair military systems, and develop new border security initiatives; and combined with the anticipated delivery of more than $2 trillion worth of commercial aircraft and parts over the next decade, the sector continues to feature a number of positive trends. The primary risk to the sector continues to be politics and the perception of changes in advance of any action.

4

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Aerospace/Defense	55.9
Miscellaneous Manufacturing	16.3
Electronics	7.1
Metal Fabricate/Hardware	4.6
Computers	4.0
Commercial Services	3.4
Telecommunications	3.3
Packaging & Containers	2.0
Engineering & Construction	1.5
Auto Manufacturers	1.1
Software	0.6
Money Market Fund	0.1
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	29.8
Large-Cap Value	29.8
Mid-Cap Growth	22.3
Mid-Cap Value	8.7
Small-Cap Growth	6.8
Small-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Boeing Co.	7.6
Honeywell International, Inc.	7.3
Lockheed Martin Corp.	7.2
United Technologies Corp.	7.2
General Dynamics Corp.	6.2
Raytheon Co.	4.7
ITT Corp.	4.4
Precision Castparts Corp.	4.4
Northrop Grumman Corp.	4.3
Textron, Inc.	4.2
Total	57.5

5

Manager's Analysis (Continued)

PowerShares Aerospace & Defense Portfolio (ticker: PPA)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
SPADETM Defense Index	3.65	14.40	40.35
S&P 500® Index	-4.68	8.23	22.04
Russell 3000® Index	-5.16	8.14	21.80

Fund

NAV Return	3.86	14.79	41.36
Share Price Return	3.87	14.78	41.39

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.75%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.66% while the Fund's gross total operating expense ratio was 0.64%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 3000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,918 common stocks, respectively.

† Average annualized.

6

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Manager's Analysis

PowerShares CleantechTM Portfolio (ticker: PZD)

The PowerShares Cleantech Portfolio is based on the CleantechTM Index and seeks investment results that correspond generally to the price and yield (prior to Fund fees and expenses) of the Index.

The CleantechTM Index enables investors to profit from the surging global demand for clean technology products & services as reflected by the investment returns of the leading US-traded, cleantech companies. Cleantech businesses are found across a broad range of industry sectors – from energy, water, and new materials to agriculture and transportation. As a result, the Index is far more diversified than more narrowly focused sector indices.

The Index focuses on the leading companies most representative of the growth of cleantech. Index companies must meet 18 stringent criteria for inclusion including quality, profitability, growth, strategy, sector leadership, and have strong technology/knowledge-based businesses. As such, producers of commodity products, regulated utilities, and dubious products such as grain-based fuels are excluded.

In the year ending April 30, 2008, the Fund dramatically outperformed nearly all major market indices and even many "renewable energy" indices. The Fund rose 24.19% compared to -4.68% for S&P 500® and 3.67% for the NASDAQ Composite.

Alternative energy stocks were torrid performers in 2007 and many solar energy companies advancing 100-200% or more. However, last winter's broad market decline saw many of these stocks fall far faster that the broad market. As a result, the CleantechTM Index (CTIUS) also outperformed most 'alternative energy' indices and mutual funds over the last 12 months.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Miscellaneous Manufacturing	21.2
Energy-Alternate Sources	14.1
Electronics	12.6
Environmental Control	8.8
Semiconductors	6.6
Machinery-Diversified	6.3
Engineering & Construction	5.1
Electrical Components & Equipment	4.0
Telecommunications	3.4
Water	3.2
Software	2.9
Biotechnology	2.4
Chemicals	2.4
Hand/Machine Tools	2.3
Electric	2.0
Office Furnishings	1.4
Computers	1.3
Other	(0.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
First Solar, Inc.	4.1
ABB Ltd. ADR (Switzerland)	3.6
SunPower Corp., Class A	3.5
Suntech Power Holdings Co. Ltd. ADR (China)	3.5
Corning, Inc.	3.4
Siemens AG ADR (Germany)	3.4
SPX Corp.	3.3
Veolia Environment ADR (France)	3.2
Trimble Navigation Ltd.	3.1
Donaldson Co., Inc.	3.0
Total	34.1

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	34.6
Small-Cap Growth	32.4
Large-Cap Growth	25.3
Small-Cap Value	7.7

8

Manager's Analysis (Continued)

PowerShares CleantechTM Portfolio (ticker: PZD)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
CleantechTM Index	24.63	22.87	36.84
NASDAQ Composite Index	-4.45	1.89	2.90
S&P 500® Index	-4.68	2.34	3.58

Fund

NAV Return	24.19	22.59	36.15
Share Price Return	24.13	22.54	36.14

Fund Inception: 24 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.32%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.69% while the Fund's gross total operating expense ratio was 0.77%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

9

Manager's Analysis

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

The PowerShares DWA Technical LeadersTM Portfolio is based on the Dorsey Wright Technical LeadersTM Index which includes approximately 100 U.S.-listed companies that demonstrate strong relative strength characteristics. The Index is constructed pursuant to Dorsey Wright proprietary methodology, which takes into account, among other factors, the performance of each of the 3,000 largest U.S.-listed companies as compared to a benchmark index, and the relative performance of industry sectors and sub-sectors. Stocks that are selected receive a modified equal weighting.

For the year ended April 30, 2008 PowerShares DWA Technical LeadersTM Portfolio returned 1.62% outperforming the Dow Jones Industrial Average Index and the S&P 500® Index which returned 0.47% and -4.68%, respectively, over the same period.

For the year ended April 30, 2008 seven of the ten sectors represented in the Fund generated positive returns. Overallocation in the industrial and material sectors and stock selection in the health care and telecommunication service sectors made the largest positive contributions to the performance of the Fund, relative to the broader US equity market. Conversely, stock selection within the consumer staples and consumer discretionary sectors and overexposure in the energy sector partially offset the positive performance of the Fund. Lastly, overallocation within mid cap growth companies was the largest contributor to the Fund's positive performance. Conversely, stock selection in small cap value companies such as Landstar System Inc. and Eagle Materials Inc. partially offset the positive performance of the portfolio.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Industrials	27.0
Materials	12.5
Energy	12.0
Financials	11.6
Health Care	9.9
Consumer Discretionary	7.1
Telecommunication Services	7.0
Utilities	5.2
Consumer Staples	4.4
Information Technology	3.3
Other	(0.0)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	45.7
Large-Cap Growth	25.1
Large-Cap Value	14.3
Mid-Cap Value	14.1
Small-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
American Tower Corp., Class A	4.2
McDermott International, Inc.	3.0
Crown Castle International Corp.	2.8
Williams (The) Cos., Inc.	2.6
Covanta Holding Corp.	2.6
Pediatrix Medical Group, Inc.	2.4
Energizer Holdings, Inc.	2.0
Ventas, Inc.	2.0
Allegheny Technologies, Inc.	1.9
BlackRock, Inc.	1.6
Total	25.1

10

Manager's Analysis (Continued)

PowerShares DWA Technical LeadersTM Portfolio (ticker: PDP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Dorsey Wright Technical LeadersTM Index	2.26	7.81	7.82
S&P 500® Index	-4.68	0.79	0.92

Fund

NAV	1.62	7.29	8.54
Share Price Return	1.44	7.15	8.39

Fund Inception: 1 March 2007

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.96%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.71% while the Fund's gross total operating expense ratio was 0.68%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

† Average annualized.

11

Manager's Analysis

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

The PowerShares Golden Dragon Halter USX China Portfolio is based on the Halter USX China IndexSM. The Halter USX China IndexSM is comprised of companies whose common stock is publicly traded in the United States and the majority of whose business is conducted within the People's Republic of China. It was created by the Halter Financial Group in response to the unique economic opportunities taking place in China, as well as the current dynamics in the United States capital markets. While there is strong demand for Chinese equity, U.S. investors still seek and prefer the transparency offered with a U.S. listing. The listing of Chinese companies in the U.S. is a growing trend and this Index is intended to provide a valuable tracking and information tool for the investment community.

For the year ended April 30, 2008 the PowerShares Golden Dragon Halter USX China Portfolio returned 35.87%.

The positive performance of the Fund was largely attributable to the following securities: Baidu.com Inc., China Mobile Ltd., CNOOC Ltd., Aluminum Corp. of China Ltd., Yanzhou Coal Mining Co. Ltd., China Life Insurance Co. Ltd. Together, these securities provided 53.5% of the Fund's positive performance. Conversely, the following securities offset the positive performance of the Fund: Semiconductor Manufacturing International Corp., Yingli Green Energy Holding Co. Ltd., LDK Solar Co. Ltd., WuXi PharmaTech (Cayman) Inc. Lastly, the positive performance of the Fund was mostly attributable to stock selection within large cap growth companies such as China Mobile Ltd. and CNOOC Ltd. Furthermore, the positive performance of the Fund was also attributable to stock selection within mid cap growth companies such as Baidu.com Inc. and Yanzhou Coal Mining Co. Ltd. Conversely, part of positive performance of the Fund was offset by overallocation to small cap growth companies.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy	21.0
Information Technology	19.4
Telecommunications Services	18.2
Industrials	12.8
Consumer Discretionary	7.5
Materials	5.9
Financials	5.8
Utilities	4.6
Health Care	3.6
Consumer Staples	0.9
Other	0.3

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	34.7
Large-Cap Growth	28.3
Mid-Cap Growth	14.4
Mid-Cap Value	14.0
Small-Cap Growth	7.6
Small-Cap Value	1.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
PetroChina Co. Ltd. ADR	6.2
China Mobile Ltd. ADR	6.1
Baidu.com ADR	5.8
China Petroleum and Chemical Corp. ADR	4.8
China Life Insurance Co. Ltd. ADR	4.8
CNOOC Ltd. ADR	4.7
Huaneng Power International, Inc. ADR	4.6
Yanzhou Coal Mining Co. Ltd. ADR	4.4
China Netcom Group Corp. Ltd. ADR	4.3
Aluminum Corp. of China Ltd. ADR	4.2
Total	49.9

12

Manager's Analysis (Continued)

PowerShares Golden Dragon Halter USX China Portfolio (ticker: PGJ)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†		Fund Inception
	1 Year	3 Year	Avg. Ann.†	Cumulative
Halter USX China IndexSM	37.08	33.30	24.50	110.67
MSCI EAFE Index	-1.78	16.25	15.09	61.25
S&P 500® Index	-4.68	8.23	6.56	24.13

Fund

NAV Return	35.87	31.94	23.63	105.21
Share Price Return	35.60	31.91	23.44	104.29

Fund Inception: 9 December 2004

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.69% while the Fund's gross total operating expense ratio was 0.66%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Average annualized.

13

Manager's Analysis

PowerShares Listed Private Equity Portfolio (ticker: PSP)

The PowerShares Listed Private Equity Portfolio seeks investment results that generally correspond to the Red Rocks Listed Private Equity Index. The Index provides investors with a means of diversified exposure to private equity firms and their underlying portfolio investments. The private equity asset class has historically provided strong, non-correlated performance to other traditional asset classes.

Over the year ended April 30, 2008 the Fund lost 23.50% while the S&P 500 was down 4.68%. After four years of strong global economic growth, the U.S. sub-prime mortgage crisis emerged in the summer of 2007. Debt and equity markets around the world have experienced weakness and volatility over the past year as major flaws in global financial markets became evident.

The primary impact to the private equity industry has been felt in the large leveraged buyout ("LBO") market in Europe and the United States. Global deleveraging has also led to fewer exit opportunities for private equity firms. The overriding opinion of private equity is currently negative when in fact the industry is actually quite strong. According to Private Equity Intelligence, global private equity fundraising increased in 2007 from 2006 to over $850 billion.

The outlook for listed private equity companies remains favorable where the majority of investments are in the middle market where transactions are still thriving, pricing multiples are steady and financing is still available. Also, many companies in the listed private equity universe took advantage of the strong exit markets over the past couple years. The cash raised is currently being deployed under better terms which will likely lead to continued strong realizations in the future.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Investment Companies	48.7
Diversified Financial Services	14.5
Holding Companies-Diversified	13.3
REITS	6.2
Internet	5.6
Banks	5.0
Commercial Services	4.6
Closed-end Funds	1.2
Money Market Fund	0.3
Other	0.6

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Value	40.4
Mid-Cap Growth	27.5
Mid-Cap Value	23.1
Small-Cap Growth	9.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Leucadia National Corp.	11.5
Fortress Investment Group LLC, Class A	10.2
American Capital Strategies Ltd.	8.3
Allied Capital Corp.	6.4
CapitalSource, Inc.	6.2
SVB Financial Group	5.1
Apollo Investment Corp.	4.6
Macquarie Infrastructure Co. LLC	4.6
KKR Financial Holdings LLC	4.5
Ares Capital Corp.	3.7
Total	65.1

14

Manager's Analysis (Continued)

PowerShares Listed Private Equity Portfolio (ticker: PSP)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Red Rocks Listed Private Equity Index	-23.50	-9.62	-14.27
S&P 500 Pure Growth Index	-3.17	3.38	5.19
Russell 2000® Index	-10.96	-2.82	-4.27

Fund

NAV Return	-23.50	-9.60	-14.17
Share Price Return	-24.43	-10.33	-15.25

Fund Inception: 24 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.91%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.71% while the Fund's gross total operating expense ratio was 0.72%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500 Pure Growth Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 154 and 2,000 common stocks, respectively.

† Average annualized.

15

Manager's Analysis

PowerShares Lux Nanotech Portfolio (ticker: PXN)

The PowerShares Lux Nanotech Portfolio seeks to replicate, before fees and expenses, the Lux Nanotech IndexTM which is designed to identify a group of companies involved in developing, manufacturing and funding nanotechnology applications. Companies may be involved in one or more stages of Lux's Nanotechnology Value Chain frameworks: Nanomaterials, Nanointermediates, Nano-enabled Products and Nanotools.

For the year ended April 30, 2008 the PowerShares Lux Nanotech Portfolio returned -19.51% underperforming the S&P 500® Index, which returned -4.68%.

The negative performance of the Fund was largely attributable to the poor performance of the following securities: Arrowhead Research Corp., Flamel Technologies S.A., Nanosphere Inc., Immunicon Corp., Nanophase Technologies Corp. and FEI Co. Together, these securities provided 61.00% of the Funds negative performance, relative to the broader US equity market. Conversely, the following securities contributed positively to the Fund: Cambridge Display Tech Inc., Elan Corp. PLC, Abraxis BioScience Inc. and NVE Corp. Lastly, the negative performance of the Fund was mostly attributable to overallocation in small-cap growth companies such as Flamel Technologies S.A. Conversely, most of the positive performance of the fund was attributable to stock selection within mid-cap growth companies such as Elan Corp. PLC.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Commercial Services	12.2
Chemicals	11.9
Pharmaceuticals	11.8
Electronics	11.6
Miscellaneous Manufacturing	10.6
Semiconductors	8.9
Biotechnology	8.6
Computers	6.5
Software	5.3
Investment Companies	4.6
Energy-Alternate Sources	4.3
Auto Manufacturers	3.2
Other	0.5

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	63.2
Large-Cap Value	16.0
Large-Cap Growth	9.9
Mid-Cap Growth	6.5
Small-Cap Value	4.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Elan Corp. PLC ADR (Ireland)	6.4
NVE Corp.	6.3
Veeco Instruments, Inc.	5.6
Flamel Technologies ADR (France)	5.3
Accelrys, Inc.	5.3
FEI Co.	5.3
Biosante Pharmaceuticals, Inc.	5.3
Symyx Technologies, Inc.	5.1
Harris & Harris Group, Inc.	4.6
Nanophase Technologies Corp.	4.6
Total	53.8

16

Manager's Analysis (Continued)

PowerShares Lux Nanotech Portfolio (ticker: PXN)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Lux Nanotech IndexTM	-19.06	-3.89	-9.52
S&P 500® Index	-4.68	8.23	22.04

Fund

NAV Return	-19.51	-3.15	-7.72
Share Price Return	-20.16	-3.30	-8.08

Fund Inception: 26 October 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.77%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 0.73%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

† Average annualized.

17

Manager's Analysis

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

The PowerShares S&P 500 BuyWrite Portfolio is based on the CBOE S&P 500 BuyWrite Index and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that Index. The Index measures the total returns of a theoretical portfolio of S&P 500® Index stocks combined with S&P 500® Index call options which are systematically written (sold) against the portfolio through a "buy-write" strategy. The Index also reinvests the dividends and options premium received by the portfolio back into the component stocks as part of its total return strategy.

For the December 20, 2007 (PBP launch date) through April 30, 2008 period, the Fund was -0.19% on a total return basis. The CBOE S&P 500 BuyWrite Index was -0.73% while the S&P 500® Index was -4.45% over this same timeframe. A majority of the fund's outperformance versus the BuyWrite Index can be attributed to the one-day deferral (due to expiration) of the initial options sold against the portfolio.

U.S. large-cap stocks fared poorly during the reporting period based on a variety of factors including the U.S. credit crunch, a plunging dollar, a sharp rise in commodity prices, and the decelerating growth of the U.S. economy. At the same time, S&P 500® volatility, as measured by the CBOE "VIX" index, was significantly higher than historical averages. Although the equity market selloff was detrimental to the S&P 500® stock portfolio of PBP, higher volatility resulted in greater options premium generated for the Fund which helped mitigate the overall negative Fund return.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Financials	17.4
Information Technology	16.3
Energy	14.3
Industrials	12.0
Health Care	11.5
Consumer Staples	10.7
Consumer Discretionary	8.7
Utilities	3.7
Materials	3.6
Telecommunication Services	3.5
Money Market Fund	0.1
Other	(1.8)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Value	50.4
Large-Cap Growth	37.7
Mid-Cap Value	6.5
Mid-Cap Growth	5.2
Small-Cap Growth	0.1
Small-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Exxon Mobil Corp.	4.2
General Electric Co.	2.7
AT&T, Inc.	2.0
Microsoft Corp.	1.9
Procter & Gamble (The) Co.	1.7
Chevron Corp.	1.7
Johnson & Johnson	1.6
International Business Machines Corp.	1.4
Bank of America Corp.	1.4
JPMorgan Chase & Co.	1.4
Total	20.0

18

Manager's Analysis (Continued)

PowerShares S&P 500 BuyWrite Portfolio (ticker: PBP)

  Fund Performance History (%)  As of 30 April 2008

Index

Fund Inception Cumulative
CBOE S&P 500 BuyWrite Index	-0.73
S&P 500® Index	-4.45

Fund

NAV Return	-0.19
Share Price Return	-1.94

Fund Inception: 20 December 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are hypothetical. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index is an unmanaged index used as a measurement of change in stock market conditions based on the average performance of approximately 500 common stocks.

19

Manager's Analysis

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

The PowerShares Value Line Industry Rotation Portfolio is based on the Value Line Industry Rotation Index. The Index is comprised of 75 stocks chosen based on both their TimelinessTM rank and their industry TimelinessTM rank. The Index is designed to first rank all industries represented in the Value Line universe by their industry TimelinessTM. The Index then selects the highest ranked stock for TimelinessTM from each of the 50 highest TimelinessTM-rated industries, as well as the second highest TimelinessTM-ranked stock from each of the 25 highest rated industries. The Index is reconstituted and rebalanced quarterly using the same methodology as described above.

For the year ended April 30, 2008 the PowerShares Value Line Industry Rotation Portfolio returned -0.45%, outperforming the S&P 500® Index, which returned -4.68%.

For the year ended April 30, 2008, five of the ten sectors represented in the Fund generated positive returns. Stock selection in the financials, industrials and consumer discretionary sectors made the largest positive contributions to the performance of the Fund relative to the broader US equity market. Conversely, stock selection within the information technology and consumer staples sectors and overexposure in the energy sector partially offset the positive performance of the Fund. Overallocation within mid-cap growth companies was the largest positive contributor to the Fund's performance. Conversely, overallocation in small-cap value companies partially offset the positive performance of the Fund.

20

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil & Gas	7.2
Pharmaceuticals	5.6
Chemicals	5.2
Software	5.1
Internet	4.3
Electronics	4.2
Commercial Services	4.1
Metal Fabricate/Hardware	3.9
Computers	3.8
Insurance	3.8
Beverages	3.7
Machinery-Diversified	3.0
Transportation	3.0
Engineering & Construction	2.8
Gas	2.8
Food	2.7
Oil & Gas Services	2.7
Environmental Control	2.6
Home Furnishings	2.6
Telecommunications	2.5
Healthcare-Products	2.4
Healthcare-Services	2.3
Semiconductors	2.3
Biotechnology	2.2
Mining	2.1
Distribution/Wholesale	1.5
Machinery-Construction & Mining	1.5
Agriculture	1.4
Coal	1.4
Aerospace/Defense	1.3
Closed-end Funds	1.3
Electric	1.3
Diversified Financial Services	1.2
Packaging & Containers	1.2
Media	1.0
Money Market Fund	0.1
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Millennium Pharmaceuticals, Inc.	2.2
Lindsay Corp.	1.8
Southwestern Energy Co.	1.6
DeVry, Inc.	1.6
eResearch Technology, Inc.	1.6
CSX Corp.	1.6
Bucyrus International, Inc. Class A	1.6
LKQ Corp.	1.5
Valmont Industries, Inc.	1.5
Apache Corp.	1.5
Total	16.5

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	34.7
Large-Cap Growth	29.9
Small-Cap Growth	14.8
Mid-Cap Value	7.6
Large-Cap Value	6.5
Small-Cap Value	6.5

21

Manager's Analysis (Continued)

PowerShares Value Line Industry Rotation Portfolio (ticker: PYH)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Value Line Industry Rotation Index	-0.46	7.53	10.82
S&P 500® Index	-4.68	1.32	1.87
Russell 2000® Index	-10.96	-4.78	-6.70

Fund

NAV Return	-0.45	7.58	10.86
Share Price Return	-0.52	7.51	10.78

Fund Inception: 1 December 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.58%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 0.95%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

† Average annualized.

22

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Manager's Analysis

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

The PowerShares Value Line TimelinessTM Select Portfolio seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line TimelinessTM Select Index. The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select Methodology. The Value Line Index seeks to provide market out-performance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

The Value Line Index contains the 50 highest cumulative ranked stocks for SafetyTM and TechnicalsTM chosen from the 100 number one ranked stocks for TimelinessTM. The Value Line Index removes stocks from the Value Line Index if they are no longer ranked number one for TimelinessTM and replaces removed stocks using the same methodology as described above.

For the year ended April 30, 2008 the PowerShares Value Line TimelinessTM Select Portfolio returned -4.72%, slightly underperforming the S&P 500® Index, which returned -4.68%.

For the year ended April 30, 2008 six of the ten sectors represented in the Fund generated positive returns. Stock selection in the financials and consumer discretionary sectors and overallocation in materials made the largest positive contributions to the performance of the Fund relative to the broader US equity market. Conversely, stock selection within the information technology, consumer staples and industrial sectors partially offset the positive performance of the Fund. Lastly, underallocation within large-cap growth companies was the largest contributor to the Fund's positive performance. Conversely, overallocation in small-cap growth companies partially offset the positive returns of the Fund, relative to the broader US equity market.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Information Technology	32.0
Industrials	13.8
Materials	11.8
Energy	10.9
Consumer Discretionary	10.6
Health Care	7.6
Financials	5.8
Consumer Staples	3.7
Utilities	2.0
Telecommunication Services	1.9
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	41.0
Mid-Cap Growth	34.4
Small-Cap Growth	15.5
Large-Cap Value	6.0
Mid-Cap Value	1.7
Small-Cap Value	1.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Lindsay Corp.	2.9
Apple, Inc.	2.8
Southwestern Energy Co.	2.4
Amphenol Corp., Class A	2.3
GameStop Corp., Class A	2.3
Google, Inc., Class A	2.3
Weatherford International Ltd.	2.3
Perrigo Co.	2.2
Murphy Oil Corp.	2.2
Potash Corp. of Saskatchewan (Canada)	2.2
Total	23.9

Manager's Analysis (Continued)

PowerShares Value Line TimelinessTM Select Portfolio (ticker: PIV)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Value Line TimelinessTM Select Index	-4.57	3.15	7.76
S&P 500® Index	-4.68	5.87	14.73
Russell 2000® Index	-10.96	2.95	7.24

Fund

NAV Return	-4.72	3.26	7.99
Share Price Return	-4.75	3.04	7.44

Fund Inception: 6 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.73%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.70% while the Fund's gross total operating expense ratio was 0.70%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Russell 2000® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 2,000 common stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares Water Resources Portfolio (ticker: PHO)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the equity index, the Palisades Water Index. The Palisades Water Index includes U.S. exchange traded companies drawn from the following water sectors: water utilities, treatment, analytical, infrastructure, water resource management, and multi-business. The underlying strength is derived from the burgeoning demands on the global water industry, including population growth and urbanization, advanced treatment of contaminants, regulatory mandates, needed water infrastructure and institutional constraints.

In a particularly turbulent year, the PowerShares Water Resources Portfolio achieved relative out-performance over the period April 30, 2007 to April 30, 2008. PHO gained 8.02% while the major U.S. averages were negative. The NASDAQ Composite fell -3.67% and the S&P 500® lost -4.68%.

The positive performance of PHO relative to the U.S. market averages is a confluence of factors over the period. Early in the period while the U.S. economy was perceived to be slowing, many portfolio components benefited from the contribution from foreign revenues. The mid term dynamics focused on the global spread of economic weakness as international indexes were hard hit. Since PHO is focused on U.S. securities, this proved to be an asset class advantage. The last several months have seen a broad-based improvement. Over the reporting period, Lindsay Corp, Valmont Industries, and Badger Meter were the top contributors to the Fund's performance. Watts Water and Mueller Water were the greatest drags on Fund performance.

In the long term, the positive fundamentals of the water industry remain strong. The increasing value of water derives from the adjustment of a growing global population to the links between human health, economic development and resource sustainability. This is a theme that is increasingly recognized within the investment community.

This Fund has experienced some performance variation from the Index due to rebalance trading that occurred over several days and ownership issues which do not allow the Fund to fully replicate the Index.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Miscellaneous Manufacturing	21.8
Engineering & Construction	15.0
Electronics	13.4
Machinery-Diversified	12.6
Water	11.1
Environmental Control	9.8
Metal Fabricate/Hardware	7.3
Electrical Components & Equipment	3.0
Hand/Machine Tools	2.9
Biotechnology	2.8
Money Market Fund	0.0
Other	0.3

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Mid-Cap Growth	37.1
Small-Cap Growth	20.9
Large-Cap Growth	18.4
Small-Cap Value	16.7
Mid-Cap Value	4.3
Large-Cap Value	2.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
URS Corp.	5.1
Valmont Industries, Inc.	4.8
Aecom Technology Corp.	4.7
Tetra Tech, Inc.	4.6
Veolia Environnement ADR (France)	4.3
Lindsay Corp.	4.1
Danaher Corp.	4.0
Agilent Technologies, Inc.	3.9
Itron, Inc.	3.9
ITT Corp.	3.3
Total	42.7

Manager's Analysis (Continued)

PowerShares Water Resources Portfolio (ticker: PHO)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
Palisades Water Index	12.57	16.29	43.80
S&P 500® Index	-4.68	5.87	14.73
Dow Jones Utility Index	-1.68	10.20	26.35

Fund

NAV Return	8.02	14.04	37.02
Share Price Return	7.55	13.31	34.98

Fund Inception: 6 December 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses during previous fiscal periods, absent which, performance during those fiscal periods would have been lower. While the Adviser has contractually agreed to waive and/or pay certain Fund expenses through August 30, 2009, the Fund is currently subject to recapture, which may result in an increased expense ratio. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.68%. In the Financial Highlights section of this Shareholder Report, the Fund's net total operating expense ratio was determined to be 0.64% while the Fund's gross total operating expense ratio was 0.63%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index and Dow Jones Utility Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 15 common stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index and it seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past twelve months the Fund returned 8.55%, although with significantly greater volatility than the small change implies. This period commenced in Spring 2007 and initially it saw a continuation of an upward trend. For the first eight months there was sizeable upward movement broken twice by significant, albeit brief downturns; each of those two downturns, however were soon followed by new highs. The third downturn was by far the largest beginning at the start of 2008, and has persisted though the end of this period.

The solar sector in particular contributed to that initial upward movement; similarly its robust downturn in 2008 was a key driver for strong downward performance. Solar having run up high P/E ratios and rich valuations regressed to the mean. Biofuels remained out of favor over much of this period and hence were not able to offset the downturn in solar. Energy efficiency and wind power however have seen some strengthening.

This Fund has experienced some performance variation from the Index due to rebalance trading that occurred over several days and ownership issues which do not allow the Fund to fully replicate the Index.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Energy-Alternate Sources	40.5
Semiconductors	15.1
Electrical Components & Equipment	12.4
Electric	11.1
Chemicals	7.6
Computers	3.7
Auto Parts & Equipment	3.2
Electronics	2.6
Food	2.4
Machinery-Diversified	1.2
Other	0.2

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Small-Cap Growth	52.4
Large-Cap Growth	15.9
Mid-Cap Growth	14.9
Small-Cap Value	9.8
Large-Cap Value	4.1
Mid-Cap Value	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Trina Solar Ltd. ADR (Cayman Islands)	4.0
JA Solar Holdings Co. Ltd. ADR (China)	4.0
First Solar, Inc.	3.9
Yingli Green Energy Holding Co. Ltd. ADR (China)	3.7
SunPower Corp., Class A	3.5
Suntech Power Holdings Co. Ltd. ADR (China)	3.5
Ormat Technologies, Inc.	3.5
Evergreen Solar, Inc.	3.0
Zoltek Cos., Inc.	3.0
Energy Conversion Devices, Inc.	2.8
Total	34.9

Manager's Analysis (Continued)

PowerShares WilderHill Clean Energy Portfolio (ticker: PBW)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
WilderHill Clean Energy Index	7.39	8.77	30.52
NASDAQ Composite Index	-4.45	5.14	17.22
S&P 500® Index	-4.68	6.32	21.44

Fund

NAV Return	8.55	9.84	34.50
Share Price Return	8.44	9.86	34.62

Fund Inception: 3 March 2005

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 0.70%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.67% while the Fund's gross total operating expense ratio was 0.67%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

Manager's Analysis

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

The PowerShares WilderHill Progressive Energy Portfolio is based on the WilderHill Progressive Energy Index and it seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Over the past twelve months ended April 30, 2008, the Fund declined 0.96%, although there has been significantly more volatility over the period than this change implies. Prior to this reporting period a run-up in valuations had begun, and it continued, reaching a peak in Summer 2007. The latter half of 2007 then saw mainly sideways movement with the inflection point a strong downturn that commenced almost exactly at the start of 2008. After reaching a bottom in the first quarter of 2008, the Fund moved to a rebound and ended the period almost where it was 12 months prior.

In contrast to a prior period when greater attention was paid to possible carbon regulations and climate risk, that outlook was changed somewhat early in this latest period. Likewise there were moderate declines in uranium stocks, in 'clean-coal', some natural gas utilization, energy efficiency, and pollution control technologies.

Sector Breakdown (% of the Fund's

Net Assets) as of 30 April 2008

Oil & Gas	16.8
Electric	10.5
Chemicals	8.5
Energy-Alternate Sources	8.4
Electrical Components & Equipment	8.0
Auto Parts & Equipment	7.6
Miscellaneous Manufacturing	7.6
Mining	7.3
Environmental Control	6.6
Electronics	6.2
Agriculture	3.2
Hand/Machine Tools	3.0
Telecommunications	3.0
Aerospace/Defense	2.4
Investment Companies	0.5
Semiconductors	0.4
Money Market Fund	0.1
Other	(0.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of 30 April 2008

Security
Southwestern Energy Co.	3.9
USEC, Inc.	3.7
Fuel Tech, Inc.	3.4
Chesapeake Energy Corp.	3.4
Questar Corp.	3.4
CPFL Energia S.A. ADR (Brazil)	3.3
Range Resources Corp.	3.2
Anderson (The), Inc.	3.2
Cameco Corp. (Canada)	3.2
Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	3.2
Total	33.9

Style Allocation (% of the Fund's Total

Investments) as of 30 April 2008

Large-Cap Growth	23.1
Small-Cap Value	20.3
Mid-Cap Growth	19.9
Small-Cap Growth	16.1
Large-Cap Value	14.6
Mid-Cap Value	6.0

Manager's Analysis (Continued)

PowerShares WilderHill Progressive Energy Portfolio (ticker: PUW)

  Growth of a $10,000 Investment Since Inception

  Fund Performance History (%)  As of 30 April 2008

Index

	Avg. Ann.†	Fund Inception
	1 Year	Avg. Ann.†	Cumulative
WilderHill Progressive Energy Index	-1.26	9.13	14.23
NASDAQ Composite Index	-4.45	1.89	2.90
S&P 500® Index	-4.68	2.34	3.58

Fund

NAV Return	-0.96	8.98	13.91
Share Price Return	-1.14	8.89	13.80

Fund Inception: 24 October 2006

Performance may be higher or lower than the performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Adviser has waived fees and reimbursed other expenses, absent which, performance would have been lower. The Adviser has contractually agreed to waive fees and/or pay certain Fund expenses through August 30, 2009. According to the Fund's current prospectus, the total gross annual operating expense ratio was indicated as 1.35%. In the Financial Highlights section of this Shareholder Report, the Fund's net (subsidized) total operating expense ratio was determined to be 0.73% while the Fund's gross total operating expense ratio was 0.88%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ Composite Index and S&P 500® Index are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,087 and 500 common stocks, respectively.

† Average annualized.

Funds' Distribution History

	Ex-Dividend	3/25/08	3/20/08	12/21/07	9/21/07	6/15/07	3/16/07
	Record	3/27/08	3/25/08	12/26/07	9/25/07	6/19/07	3/20/07
	Payable	3/31/08	3/31/08	12/31/07	9/28/07	6/29/07	3/30/07
Fund	Ticker
PowerShares Aerospace & Defense Portfolio	PPA	—	—	0.01399	0.01038	0.01862	0.01223
PowerShares CleantechTM Portfolio	PZD	—	—	—	—	—	—
PowerShares DWA Technical LeadersTM Portfolio	PDP	—	—	—	0.02466	—	—
PowerShares Golden Dragon Halter USX China Portfolio	PGJ	—	—	—	0.04904	0.16303	—
PowerShares Listed Private Equity Portfolio	PSP	—	0.23844	0.54101	0.11266	0.21792	0.07235
PowerShares Lux Nanotech Portfolio	PXN	—	—	—	—	—	—
PowerShares S&P 500 BuyWrite Portfolio	PBP	0.05250	—	—	NA	NA	NA
PowerShares Value Line Industry Rotation Portfolio	PYH	—	—	—	0.01475	—	—
PowerShares Value Line TimelinessTM Select Portfolio	PIV	—	—	—	—	—	—
PowerShares Water Resources Portfolio	PHO	—	0.01822	0.01763	0.01328	0.03052	0.02358
PowerShares WilderHill Clean Energy Portfolio	PBW	—	—	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	PUW	—	0.01258	0.03609	0.02001	0.06309	0.01250

	12/15/06	9/15/06	6/16/06	12/30/05	12/16/05	9/16/05	6/17/05
	12/19/06	9/16/06	6/20/06	1/4/06	12/20/05	9/20/05	6/21/05
	12/29/06	9/29/06	6/30/06	1/31/06	12/30/05	9/30/05	6/30/05
Fund
PowerShares Aerospace & Defense Portfolio	0.00968	0.02002	0.02120	—	0.02191	NA	NA
PowerShares CleantechTM Portfolio	—	NA	NA	NA	NA	NA	NA
PowerShares DWA Technical LeadersTM Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Golden Dragon Halter USX China Portfolio	0.00598	0.08011	0.12430	—	0.00132	0.11161	0.04962
PowerShares Listed Private Equity Portfolio	0.26528	NA	NA	NA	NA	NA	NA
PowerShares Lux Nanotech Portfolio	—	—	—	0.06725	0.01063	NA	NA
PowerShares S&P 500 BuyWrite Portfolio	NA	NA	NA	NA	NA	NA	NA
PowerShares Value Line Industry Rotation Portfolio	0.01016	NA	NA	NA	NA	NA	NA
PowerShares Value Line TimelinessTM Select Portfolio	—	—	—	—	—	NA	NA
PowerShares Water Resources Portfolio	0.07779	0.03621	0.03737	0.02682	0.00627	NA	NA
PowerShares WilderHill Clean Energy Portfolio	0.03675	—	0.01037	—	—	—	—
PowerShares WilderHill Progressive Energy Portfolio	0.00451	NA	NA	NA	NA	NA	NA

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	631	304	10	2	—	—	—
PZD	PowerShares CleantechTM Portfolio	10/24/06	381	128	12	8	—	—	—
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	295	148	5	3	—	—	—
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	853	413	101	19	—	—	—
PSP	PowerShares Listed Private Equity Portfolio	10/24/06	381	180	8	0	—	—	—
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	631	259	41	14	5	1	—
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	89	38	11	10	—	1	—
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	354	149	4	1	—	—	—
PIV	PowerShares Value Line TimelinessTM Select Portfolio	12/6/05	603	278	20	3	—	—	—
PHO	PowerShares Water Resources Portfolio	12/6/05	603	305	83	14	1	—	—
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	796	383	87	11	2	—	—
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	381	142	13	4	—	—	—

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	312	3	—	—	—	—
PZD	227	6	—	—	—	—
PDP	138	—	1	—	—	—
PGJ	290	25	5	—	—	—
PSP	185	7	1	—	—	—
PXN	281	25	3	—	1	1
PBP	22	5	2	—	—	—
PYH	197	3	—	—	—	—
PIV	299	3	—	—	—	—
PHO	190	8	1	1	—	—
PBW	282	30	1	—	—	—
PUW	218	4	—	—	—	—

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period (or shorter) ended April 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$875.90	0.66%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	0.66%	$3.32
PowerShares CleantechTM Portfolio Actual	$1,000.00	$977.32	0.67%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	0.67%	$3.37
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$935.18	0.71%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares Golden Dragon Halter USX China Portfolio
Actual	$1,000.00	$745.85	0.68%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	0.68%	$3.42
PowerShares Listed Private Equity Portfolio Actual	$1,000.00	$813.78	0.70%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Lux Nanotech Portfolio
Actual	$1,000.00	$802.17	0.70%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
	Beginning Account Value December 20, 2007 (Fund Inception)	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During Period (2) December 20, 2007 (Fund Inception) to April 30, 2008
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$998.15	0.75%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77
	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Value Line Industry Rotation Portfolio
Actual	$1,000.00	$901.76	0.71%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.33	0.71%	$3.57
PowerShares Value Line TimelinessTM Select Portfolio
Actual	$1,000.00	$868.84	0.70%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52
PowerShares Water Resource Portfolio
Actual	$1,000.00	$928.50	0.62%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	0.62%	$3.12
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$826.69	0.66%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	0.66%	$3.32
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$900.00	0.70%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	0.70%	$3.52

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the financial highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended April 30, 2008. Expense are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 133 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 182 and then dividing the result by 366.

Schedule of Investments

PowerShares Aerospace and Defense Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Aerospace/Defense—55.9%
37,864	AAR Corp.*	$886,018
19,719	Aerovironment, Inc.*	471,481
32,053	Alliant Techsystems, Inc.*	3,525,189
21,397	Argon ST, Inc.*	393,919
231,881	Boeing Co.	19,677,422
26,116	Cubic Corp.	708,005
40,422	DRS Technologies, Inc.	2,523,950
10,309	Ducommun, Inc.*	335,867
41,133	Elbit Systems Ltd. (Israel)	2,251,209
28,738	Esterline Technologies Corp.*	1,599,557
55,708	GenCorp, Inc.*	477,418
176,799	General Dynamics Corp.	15,986,166
122,232	Goodrich Corp.	8,330,111
90,731	L-3 Communications Holdings, Inc.	10,111,970
174,704	Lockheed Martin Corp.	18,525,612
41,628	Moog, Inc., Class A*	1,794,583
14,825	MTC Technologies, Inc.*	353,725
149,885	Northrop Grumman Corp.	11,027,039
57,096	Orbital Sciences Corp.*	1,536,453
189,087	Raytheon Co.	12,095,895
158,824	Rockwell Collins, Inc.	10,023,383
34,515	Teledyne Technologies, Inc.*	2,027,066
16,328	Triumph Group, Inc.	961,229
254,064	United Technologies Corp.	18,412,018
		144,035,285
	Auto Manufacturers—1.1%
72,526	Oshkosh Truck Corp.	2,944,556
	Commercial Services—3.4%
55,704	DynCorp International, Inc., Class A*	999,887
403,937	SAIC, Inc.*	7,674,803
		8,674,690
	Computers—4.0%
29,401	CACI International, Inc., Class A*	1,473,578
159,828	Computer Sciences Corp.*	6,966,902
22,290	Mercury Computer Systems, Inc.*	178,766
12,902	SI International, Inc.*	295,972
56,722	SRA International, Inc., Class A*	1,490,087
		10,405,305
	Electronics—7.1%
8,873	American Science & Engineering, Inc.	432,381
92,872	Cogent, Inc.*	866,496
134,375	FLIR Systems, Inc.*	4,613,094
160,272	Garmin Ltd.	6,555,125
73,530	L-1 Identity Solutions, Inc.*	1,059,567
17,267	OSI Systems, Inc.*	422,178
61,883	Taser International, Inc.*	461,647
118,406	Trimble Navigation Ltd.*	3,882,533
		18,293,021

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—1.5%
21,910	Stanley, Inc.*	$552,789
81,568	URS Corp.*	3,290,453
		3,843,242
	Metal Fabricate/Hardware—4.6%
14,203	Ladish Co., Inc.*	426,942
95,902	Precision Castparts Corp.	11,274,239
		11,701,181
	Miscellaneous Manufacturing—16.3%
26,706	Ceradyne, Inc.*	1,040,466
317,926	Honeywell International, Inc.	18,884,804
177,587	ITT Corp.	11,365,568
175,130	Textron, Inc.	10,684,681
		41,975,519
	Packaging & Containers—2.0%
95,367	Ball Corp.	5,128,837
	Software—0.6%
33,763	ManTech International Corp., Class A*	1,612,859
	Telecommunications—3.3%
12,305	Applied Signal Technology, Inc.	140,769
18,094	GeoEye, Inc.*	416,705
133,391	Harris Corp.	7,207,116
29,773	Viasat, Inc.*	657,983
		8,422,573
	Total Common Stocks (Cost $273,794,496)	257,037,068
	Money Market Fund—0.1%
153,456	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $153,456)	153,456
	Total Investments (Cost $273,947,952)—99.9%	257,190,524
	Other assets less liabilities—0.1%	304,941
	Net Assets—100.0%	$257,495,465

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares CleantechTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—2.4%
77,321	Martek Biosciences Corp.*	$2,726,338
	Chemicals—2.4%
91,664	Landec Corp.*	743,395
73,438	Zoltek Cos., Inc.*	1,958,592
		2,701,987
	Computers—1.3%
54,373	Echelon Corp.*	612,240
31,518	Telvent GIT SA (Spain)	868,006
		1,480,246
	Electric—2.0%
46,804	Ormat Technologies, Inc.	2,307,437
	Electrical Components & Equipment—4.0%
26,580	American Superconductor Corp.*	671,942
54,937	Energy Conversion Devices, Inc.*	1,790,397
67,397	EnerSys*	1,577,090
41,106	PowerSecure International, Inc.*	499,849
		4,539,278
	Electronics—12.6%
36,816	Badger Meter, Inc.	1,917,009
30,999	Dionex Corp.*	2,424,742
34,481	Itron, Inc.*	3,209,491
109,219	Trimble Navigation Ltd.*	3,581,292
94,771	Woodward Governor Co.	3,329,305
		14,461,839
	Energy - Alternate Sources—14.1%
21,354	Comverge, Inc.*	280,164
16,210	First Solar, Inc.*	4,733,159
117,993	Headwaters, Inc.*	1,348,660
58,614	LDK Solar Co., Ltd. ADR (China)*	1,860,408
45,568	SunPower Corp., Class A*	3,976,719
88,721	Suntech Power Holdings Co. Ltd. ADR (China)*	3,968,490
		16,167,600
	Engineering & Construction—5.1%
135,089	ABB Ltd. ADR (Switzerland)	4,143,179
100,230	Insituform Technologies, Inc., Class A*	1,695,892
		5,839,071
	Environmental Control—8.8%
35,331	Clean Harbors, Inc.*	2,330,786
68,767	Fuel Tech, Inc.*	1,767,312
146,555	Nalco Holding Co.	3,369,299
121,361	Tetra Tech, Inc.*	2,564,358
		10,031,755
	Hand/Machine Tools—2.3%
81,694	Baldor Electric Co.	2,646,886

Number of Shares		Value
	Common Stocks (Continued)
	Machinery - Diversified—6.3%
53,690	Kadant, Inc.*	$1,400,235
22,573	Lindsay Corp.	2,350,301
54,784	Roper Industries, Inc.	3,403,182
		7,153,718
	Miscellaneous Manufacturing—21.2%
73,731	Clarcor, Inc.	3,093,753
79,386	Donaldson Co., Inc.	3,456,466
57,091	ESCO Technologies, Inc.*	2,658,157
132,615	Hexcel Corp.*	2,967,924
84,390	Pall Corp.	2,934,240
63,897	Polypore International, Inc.*	1,495,829
32,906	Siemens AG ADR (Germany)	3,897,716
30,399	SPX Corp.	3,739,077
		24,243,162
	Office Furnishings—1.4%
127,860	Interface, Inc., Class A	1,641,722
	Semiconductors—6.6%
106,477	Cree, Inc.*	2,768,402
44,012	MEMC Electronic Materials, Inc.*	2,771,436
65,849	Power Integrations, Inc.*	2,052,513
		7,592,351
	Software—2.9%
81,914	Ansys, Inc.*	3,295,400
	Telecommunications—3.4%
147,126	Corning, Inc.	3,929,735
	Water—3.2%
49,837	Veolia Environnement ADR (France)	3,610,691
	Total Investments (Cost: $112,939,741)—100.0%	114,369,216
	Liabilities in excess of other assets—(0.0%)	(32,909)
	Net Assets—100.0%	$114,336,307

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.1%
53,512	BorgWarner, Inc.	$2,630,115
66,155	GameStop Corp., Class A*	3,641,171
60,927	Guess?, Inc.	2,332,286
121,135	International Game Technology	4,208,229
55,514	Johnson Controls, Inc.	1,957,424
30,104	NIKE, Inc., Class B	2,010,947
34,355	Polo Ralph Lauren Corp.	2,133,789
116,955	Urban Outfitters, Inc.*	4,005,709
74,044	Yum! Brands, Inc.	3,012,110
		25,931,780
	Consumer Staples—4.4%
54,719	Archer-Daniels-Midland Co.	2,410,919
43,497	Church & Dwight Co., Inc.	2,471,500
93,676	Energizer Holdings, Inc.*	7,406,024
54,062	Pepsi Bottling Group (The), Inc.	1,822,430
32,673	UST, Inc.	1,701,283
		15,812,156
	Energy—12.0%
16,925	Apache Corp.	2,279,459
50,974	Cabot Oil & Gas Corp.	2,903,989
63,923	Chesapeake Energy Corp.	3,304,819
18,256	Diamond Offshore Drilling, Inc.	2,289,485
51,692	FMC Technologies, Inc.*	3,473,702
64,535	Halliburton Co.	2,962,802
20,870	Hess Corp.	2,216,394
44,215	Noble Energy, Inc.	3,846,705
48,404	Occidental Petroleum Corp.	4,027,697
14,617	Transocean, Inc.*	2,155,423
266,823	Williams (The) Cos, Inc.	9,472,217
75,420	XTO Energy, Inc.	4,665,481
		43,598,173
	Financials—11.6%
35,837	Arch Capital Group Ltd.*	2,531,884
29,141	BlackRock, Inc.	5,880,362
53,237	General Growth Properties, Inc.	2,180,588
45,041	Jones Lang LaSalle, Inc.	3,495,632
60,896	Leucadia National Corp.	3,119,093
83,891	Marshall & Ilsley Corp.	2,095,597
101,809	New York Community Bancorp, Inc.	1,900,774
117,740	People's United Financial, Inc.	1,998,048
20,900	Public Storage	1,895,630
38,757	RenaissanceRe Holdings Ltd. (Bermuda)	1,993,660
19,807	Simon Property Group, Inc.	1,977,927
43,634	Taubman Centers, Inc.	2,472,739
149,296	Ventas, Inc.	7,249,814
136,790	W.R. Berkley Corp.	3,514,135
		42,305,883

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—9.9%
92,544	Celgene Corp.*	$5,750,684
60,421	Covance, Inc.*	5,062,676
23,927	C.R. Bard, Inc.	2,253,206
51,830	DENTSPLY International, Inc.	2,014,632
110,600	Gilead Sciences, Inc.*	5,724,656
63,602	Henry Schein, Inc.*	3,521,643
57,470	IDEXX Laboratories, Inc.*	3,057,404
128,550	Pediatrix Medical Group, Inc.*	8,743,970
		36,128,871
	Industrials—27.0%
26,190	Alliant Techsystems, Inc.*	2,880,376
76,964	AMETEK, Inc.	3,734,293
38,482	Brink's (The) Co.	2,799,565
21,220	Burlington Northern Santa Fe Corp.	2,176,111
80,359	C.H. Robinson Worldwide, Inc.	5,036,902
25,853	Caterpillar, Inc.	2,116,844
174,898	Corrections Corp. of America*	4,459,899
354,872	Covanta Holding Corp.*	9,450,241
44,690	CSX Corp.	2,813,236
26,985	Deere & Co.	2,268,629
46,035	Donaldson Co., Inc.	2,004,364
24,340	Dun & Bradstreet (The) Corp.	2,051,862
94,164	Expeditors International of Washington, Inc.	4,387,101
15,105	First Solar, Inc.*	4,410,509
30,899	Flowserve Corp.	3,834,257
47,091	Harsco Corp.	2,793,909
35,731	ITT Corp.	2,286,784
149,327	J.B. Hunt Transport Services, Inc.	5,072,638
68,892	Joy Global, Inc.	5,115,231
69,518	Kansas City Southern*	3,133,871
49,185	Kirby Corp.*	2,697,305
27,046	Lockheed Martin Corp.	2,867,958
200,713	McDermott International, Inc.*	10,754,203
35,225	Norfolk Southern Corp.	2,098,706
54,719	Terex Corp.*	3,812,820
79,059	WESCO International, Inc.*	2,941,785
		97,999,399
	Information Technology—3.3%
63,541	Cognizant Technology Solutions Corp., Class A*	2,049,197
50,224	Global Payments, Inc.	2,222,914
8,072	Mastercard, Inc., Class A	2,245,308
50,592	MEMC Electronic Materials, Inc.*	3,185,778
33,605	Salesforce.com, Inc.*	2,242,462
		11,945,659
	Materials—12.5%
94,945	Airgas, Inc.	4,569,703
82,209	AK Steel Holding Corp.	5,161,080

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
98,828	Allegheny Technologies, Inc.	$6,802,330
60,315	Ball Corp.	3,243,741
31,235	Cleveland-Cliffs, Inc.	5,010,094
35,363	FMC Corp.	2,220,089
37,000	Monsanto Co.	4,218,740
26,909	Mosaic (The) Co.*	3,296,622
25,028	Praxair, Inc.	2,285,307
46,647	Reliance Steel & Aluminum Co.	2,835,205
38,375	Sigma-Aldrich Corp.	2,188,143
24,264	United States Steel Corp.	3,735,443
		45,566,497
	Telecommunication Services—7.0%
353,159	American Tower Corp., Class A*	15,334,164
258,551	Crown Castle International Corp.*	10,044,706
		25,378,870
	Utilities—5.2%
45,760	Edison International	2,387,299
54,887	Energen Corp.	3,745,489
23,820	Entergy Corp.	2,735,965
67,867	Equitable Resources, Inc.	4,504,333
44,460	PPL Corp.	2,134,969
54,994	Questar Corp.	3,411,278
		18,919,333
	Total Investments (Cost $347,641,723)—100.0%	363,586,621
	Liabilities in excess of other assets—(0.0%)	(72,817)
	Net Assets—100.0%	$363,513,804

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.7%
	Bermuda—0.5%
94,711	China Yuchai International Ltd.	$888,389
118,350	Global Sources Ltd.*	1,643,882
		2,532,271
	British Virgin Islands—0.1%
58,385	Origin Agritech Ltd.*	372,496
	Cayman Islands—6.5%
55,213	3SBio, Inc. ADR*	576,976
215,921	Actions Semiconductor Co. Ltd. ADR*	833,455
141,030	China Digital TV Holding Co. Ltd. ADR*	2,376,356
69,631	China Medical Technologies, Inc. ADR	2,604,199
262,070	China Nepstar Chain Drugstore Ltd. ADR	3,095,047
110,096	China Techfaith Wireless Communication Technology Ltd. ADR*	598,922
209,596	E-House China Holdings Ltd. ADR*	3,504,445
125,233	Longtop Financial Technologies Ltd. ADR*	2,498,398
89,651	New Oriental Education & Technology Group. ADR*	6,729,204
93,317	Noah Education Holdings Ltd. ADR*	574,833
28,389	Perfect World Co. Ltd. ADR*	815,332
944,387	Semiconductor Manufacturing International Corp. ADR*	3,598,114
105,320	Spreadtrum Communications, Inc. ADR*	915,231
63,366	Trina Solar Ltd. ADR*	2,672,778
156,362	WuXi PharmaTech Cayman, Inc. ADR*	2,883,316
		34,276,606
	China—70.0%
72,420	51job, Inc. ADR*	1,332,528
76,882	Acorn International, Inc. ADR*	530,486
160,609	Agria Corp. ADR*	695,437
521,705	Aluminum Corp. of China Ltd. ADR	22,339,408
83,345	Baidu.com ADR*	30,470,931
69,302	Canadian Solar, Inc.*	1,896,796
123,680	China Eastern Airlines Corp. Ltd. ADR*	5,354,107
53,057	China Finance Online Co. Ltd. ADR*	978,902
387,066	China Life Insurance Co. Ltd. ADR	25,391,530
237,633	China Petroleum and Chemical Corp. ADR	25,547,924
108,978	China Security & Surveillance Technology, Inc.*	2,119,622
222,322	China Southern Airlines Co. Ltd. ADR*	7,301,055
100,524	China Sunergy Co. Ltd. ADR*	826,307
320,142	China Telecom Corp. Ltd. ADR	21,638,398
49,500	ChinaEdu Corp. ADR*	346,500
165,526	Ctrip.com International Ltd. ADR	10,272,543
63,844	eLong, Inc. ADR*	597,580
326,885	Focus Media Holding Ltd. ADR*	12,058,787
33,201	Fuwei Films Holdings Co. Ltd.*	100,599
653,732	Giant Interactive Group, Inc. ADR*	10,655,832
360,031	Guangshen Railway Co. Ltd. ADR	10,397,695
211,987	Gushan Environmental Energy Ltd. ADR	2,649,838

Number of Shares		Value
	Common Stocks (Continued)
88,472	Home Inns & Hotels Management, Inc. ADR*	$1,982,658
718,836	Huaneng Power International, Inc. ADR	24,188,831
56,663	Hurray! Holding Co. Ltd. ADR*	156,957
399,644	JA Solar Holdings Co. Ltd. ADR*	9,595,452
90,418	KongZhong Corp. ADR*	382,468
265,795	LDK Solar Co. Ltd. ADR*	8,436,333
60,794	Linktone Ltd. ADR*	130,707
263,608	Mindray Medical International Ltd. ADR	8,962,672
324,156	Netease.com, Inc. ADR*	7,235,162
88,924	Ninetowns Internet Technology Group Co. Ltd. ADR*	198,301
216,266	PetroChina Co. Ltd. ADR	32,686,442
133,420	Qiao Xing Mobile Communication Co. Ltd.*	857,890
75,347	Qiao Xing Universal Telephone, Inc.*	479,207
181,971	Shanda Interactive Entertainment Ltd. ADR*	6,239,786
158,831	Simcere Pharmaceutical Group ADR*	1,999,682
138,929	SINA Corp.*	6,418,520
182,972	Sinopec Shanghai Petrochemical Co. Ltd. ADR	7,236,543
102,333	Sinovac Biotech Ltd.*	393,982
145,901	Solarfun Power Holdings Co. Ltd. ADR*	1,959,450
382,365	Suntech Power Holdings Co. Ltd. ADR*	17,103,185
73,097	The9 Ltd. ADR*	1,569,393
84,937	Tongjitang Chinese Medicines Co. ADR*	696,483
173,697	VisionChina Media, Inc. ADR*	2,562,031
254,130	WSP Holdings Ltd. ADR*	1,682,341
175,439	Xinhua Finance Media Ltd. ADR*	729,826
182,911	Xinyuan Real Estate Co. Ltd. ADR*	1,651,686
249,981	Yanzhou Coal Mining Co. Ltd. ADR	23,168,239
322,555	Yingli Green Energy Holding Co. Ltd. ADR*	7,105,887
42,185	Yucheng Technologies Ltd.*	635,728
		369,948,647
	Hong Kong—19.3%
270,398	CDC Corp., Class A*	932,873
372,576	China Mobile Ltd. ADR	32,160,761
371,561	China Netcom Group Corp. Ltd. ADR	22,683,799
898,946	China Unicom Ltd. ADR	19,390,265
142,244	CNOOC Ltd. ADR	25,255,422
40,133	Deswell Industries, Inc.	258,858
113,864	Nam Tai Electronics, Inc.	1,173,938
		101,855,916
	South Korea—0.0%
109,902	Webzen, Inc. ADR	294,537
	United States—3.3%
43,083	American Dairy, Inc.*	499,763
114,750	AsiaInfo Holdings, Inc.*	1,396,508
60,888	China Automotive Systems, Inc.*	314,182
135,260	China BAK Battery, Inc.*	503,167

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
50,013	China Shenghuo Pharmaceutical Holdings, Inc.*	$171,044
31,641	Chindex International, Inc.*	775,205
97,835	Comtech Group, Inc.*	1,273,812
53,172	Fuqi International, Inc.*	439,732
69,769	Fushi Copperweld, Inc.*	1,128,165
136,152	HSW International, Inc.*	545,970
137,739	ShengdaTech, Inc.*	1,063,345
95,918	Sohu.com, Inc.*	6,630,811
46,449	SORL Auto Parts, Inc.*	230,387
96,457	Sutor Technology Group Ltd*.	581,636
26,445	Telestone Technologies Corp.*	122,176
181,280	Tiens Biotech Group USA, Inc.*	351,683
313,770	UTStarcom, Inc.*	1,019,753
60,888	Wonder Auto Technology, Inc.*	463,358
		17,510,697
	Total Investments (Cost $594,935,801)—99.7%	526,791,170
	Other assets less liabilities—0.3%	1,691,831
	Net Assets—100.0%	$528,483,001

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Listed Private Equity Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Banks—5.0%
107,046	SVB Financial Group*	$5,208,858
	Closed-end Funds—1.2%
53,438	Kayne Anderson Energy Development Co.	1,185,255
	Commercial Services—4.6%
160,694	Macquarie Infrastructure Co. LLC	4,756,542
	Diversified Financial Services—14.5%
34,515	Affiliated Managers Group, Inc.*	3,428,720
58,017	Evercore Partners, Inc., Class A	978,167
723,013	Fortress Investment Group LLC, Class A	10,555,990
		14,962,877
	Holding Companies - Diversified—13.3%
152,017	Compass Diversified Holdings	1,863,728
231,861	Leucadia National Corp.	11,875,921
		13,739,649
	Internet—5.6%
221,895	CMGI, Inc.*	3,068,808
168,238	Internet Capital Group, Inc.*	1,690,792
667,644	Safeguard Scientifics, Inc.*	1,068,230
		5,827,830
	Investment Companies—48.7%
330,285	Allied Capital Corp.	6,638,728
271,322	American Capital Strategies Ltd.	8,614,473
294,711	Apollo Investment Corp.	4,768,424
340,481	Ares Capital Corp.	3,833,816
230,984	BlackRock Kelso Capital Corp.	2,843,413
18,745	Capital Southwest Corp.	2,229,530
90,855	Gladstone Capital Corp.	1,706,257
83,811	Gladstone Investment Corp.	743,404
115,776	Harris & Harris Group, Inc.*	920,419
141,501	Hercules Technology Growth Capital, Inc.	1,436,235
365,091	KKR Financial Holdings LLC	4,636,656
100,941	Kohlberg Capital Corp.	1,013,448
304,674	MCG Capital Corp.	2,333,803
102,022	MVC Capital, Inc.	1,587,462
94,461	NGP Capital Resources Co.	1,523,656
96,209	Patriot Capital Funding, Inc.	979,408
124,195	PennantPark Investment Corp.	920,285
117,644	Prospect Capital Corp.	1,745,837
108,199	TICC Capital Corp.	787,689
42,216	Tortoise Capital Resources Corp.	506,592
53,427	UTEK Corp.*	566,860
		50,336,395

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	REIT—6.2%
455,836	CapitalSource, Inc.	$6,404,496
	Total Common Stocks and Other Equity Interests (Cost $138,101,240)	102,421,902
	Money Market Fund—0.3%
318,356	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $318,356)	318,356
	Total Investments (Cost $138,419,596)—99.4%	102,740,258
	Other assets less liabilities—0.6%	638,925
	Net Assets—100.0%	$103,379,183

REIT Real Estate Investment Trust.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.5%
	Auto Manufacturers—3.2%
26,404	Toyota Motor Corp. ADR (Japan)	$2,680,006
	Biotechnology—8.6%
1,126,887	Biosante Pharmaceuticals, Inc.*(a)	4,439,935
420,870	Nanosphere, Inc.*	2,802,994
		7,242,929
	Chemicals—11.9%
29,286	Air Products & Chemicals, Inc.	2,882,621
58,758	E.I. du Pont de Nemours & Co.	2,873,854
570,711	Symyx Technologies, Inc.*	4,286,039
		10,042,514
	Commercial Services—12.2%
1,613,334	Altair Nanotechnologies, Inc.*	3,710,668
1,188,711	Arrowhead Research Corp.*	3,185,745
493,013	Luna Innovations, Inc.*(a)	3,406,720
		10,303,133
	Computers—6.5%
57,942	Hewlett-Packard Co.	2,685,612
23,462	International Business Machines Corp.	2,831,863
		5,517,475
	Electronics—11.6%
204,034	FEI Co.*	4,462,224
166,766	NVE Corp.*(a)	5,311,497
		9,773,721
	Energy - Alternate Sources—4.3%
319,958	Headwaters, Inc.*	3,657,120
	Investment Companies—4.6%
489,469	Harris & Harris Group, Inc.*	3,891,279
	Miscellaneous Manufacturing—10.6%
34,871	3M Co.	2,681,580
74,108	General Electric Co.	2,423,332
1,192,464	Nanophase Technologies Corp.*(a)	3,863,583
		8,968,495
	Pharmaceuticals—11.8%
206,239	Elan Corp. PLC ADR (Ireland)*	5,422,023
486,560	Flamel Technologies ADR (France)*	4,515,277
		9,937,300
	Semiconductors—8.9%
125,423	Intel Corp.	2,791,916
252,299	Veeco Instruments, Inc.*	4,750,790
		7,542,706

Number of Shares		Value
	Common Stocks (Continued)
	Software—5.3%
795,068	Accelrys, Inc.*	$4,476,233
	Total Investments (Cost $108,828,022)—99.5%	84,032,911
	Other assets less liabilities—0.5%	395,304
	Net Assets—100.0%	$84,428,215

ADR American Depositary Receipt

*  Non-income producing security.

(a)  Affiliated Investment. See Note 4.

See Notes to Financial Statements.

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—101.7%
	Consumer Discretionary—8.7%
54	Abercrombie & Fitch Co., Class A	$4,013
195	Amazon.com, Inc.*	15,333
89	Apollo Group, Inc., Class A*	4,530
85	AutoNation, Inc.*	1,361
28	AutoZone, Inc.*	3,381
167	Bed Bath & Beyond, Inc.*	5,428
223	Best Buy Co., Inc.	9,593
54	Big Lots, Inc.*	1,460
39	Black & Decker (The) Corp.	2,560
53	Brunswick Corp.	884
276	Carnival Corp.	11,087
430	CBS Corp., Class B	9,920
80	Centex Corp.	1,666
315	Clear Channel Communications, Inc.	9,497
222	Coach, Inc.*	7,897
1,901	Comcast Corp., Class A	39,065
178	D.R. Horton, Inc.	2,757
92	Darden Restaurants, Inc.	3,273
35	Dillard's, Inc., Class A	714
450	DIRECTV Group (The), Inc.*	11,088
56	E.W. Scripps Co., Class A	2,515
182	Eastman Kodak Co.	3,256
132	Expedia, Inc.*	3,334
89	Family Dollar Stores, Inc.	1,905
1,393	Ford Motor Co.*	11,506
97	Fortune Brands, Inc.	6,559
104	GameStop Corp., Class A*	5,724
146	Gannett Co., Inc.	4,179
287	Gap (The), Inc.	5,344
358	General Motors Corp.	8,306
108	Genuine Parts Co.	4,586
154	Goodyear Tire & Rubber (The) Co.*	4,124
210	H&R Block, Inc.	4,593
151	Harley-Davidson, Inc.	5,776
38	Harman International Industries, Inc.	1,553
91	Hasbro, Inc.	3,236
1,065	Home Depot (The), Inc.	30,671
114	IAC/InterActiveCorp*	2,372
198	International Game Technology	6,879
304	Interpublic Group of Cos., Inc.*	2,751
143	J. C. Penney Co., Inc.	6,078
375	Johnson Controls, Inc.	13,223
53	Jones Apparel Group, Inc.	839
47	KB Home	1,058
198	Kohl's Corp.*	9,672
105	Leggett & Platt, Inc.	1,743
86	Lennar Corp., Class A	1,584
201	Limited Brands, Inc.	3,723
62	Liz Claiborne, Inc.	1,097
924	Lowe's Cos., Inc.	23,276

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
279	Macy's, Inc.	$7,056
190	Marriott International, Inc., Class A	6,517
230	Mattel, Inc.	4,313
727	McDonald's Corp.	43,314
204	McGraw-Hill (The) Cos., Inc.	8,362
23	Meredith Corp.	745
89	New York Times (The) Co., Class A	1,736
176	Newell Rubbermaid, Inc.	3,613
1,453	News Corp., Class A	26,009
241	NIKE, Inc., Class B	16,099
116	Nordstrom, Inc.	4,090
169	Office Depot, Inc.*	2,143
47	OfficeMax, Inc.	859
205	Omnicom Group, Inc.	9,787
38	Polo Ralph Lauren Corp.	2,360
133	Pulte Homes, Inc.	1,734
83	RadioShack Corp.	1,154
47	Sears Holdings Corp.*	4,635
65	Sherwin-Williams (The) Co.	3,596
36	Snap-On, Inc.	2,135
49	Stanley Works (The)	2,364
442	Staples, Inc.	9,591
461	Starbucks Corp.*	7,482
119	Starwood Hotels & Resorts Worldwide, Inc.	6,213
517	Target Corp.	27,467
82	Tiffany & Co.	3,570
2,258	Time Warner, Inc.	33,530
276	TJX Cos., Inc.	8,893
56	VF Corp.	4,165
405	Viacom, Inc., Class B*	15,568
1,189	Walt Disney (The) Co.	38,558
3	Washington Post (The) Co., Class B	1,967
53	Wendy's International, Inc.	1,537
48	Whirlpool Corp.	3,493
110	Wyndham Worldwide Corp.	2,363
300	Yum! Brands, Inc.	12,204
		656,191
	Consumer Staples—10.7%
1,332	Altria Group, Inc.	26,640
451	Anheuser-Busch Cos., Inc.	22,189
406	Archer-Daniels-Midland Co.	17,888
270	Avon Products, Inc.	10,535
54	Brown-Forman Corp., Class B	3,673
140	Campbell Soup Co.	4,872
89	Clorox (The) Co.	4,717
1,262	Coca-Cola (The) Co.	74,294
185	Coca-Cola Enterprises, Inc.	4,163
322	Colgate-Palmolive Co.	22,765
308	ConAgra Foods, Inc.	7,256
121	Constellation Brands, Inc., Class A*	2,222

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
274	Costco Wholesale Corp.	$19,523
905	CVS Caremark Corp.	36,535
96	Dean Foods Co.*	2,231
72	Estee Lauder (The) Cos., Inc., Class A	3,284
213	General Mills, Inc.	12,865
199	H.J. Heinz Co.	9,359
108	Hershey (The) Co.	4,037
165	Kellogg Co.	8,443
265	Kimberly-Clark Corp.	16,957
968	Kraft Foods, Inc., Class A	30,618
425	Kroger (The) Co.	11,581
83	McCormick & Co., Inc.	3,137
89	Molson Coors Brewing Co., Class B	4,881
89	Pepsi Bottling Group (The), Inc.	3,000
1,011	PepsiCo, Inc.	69,284
1,332	Philip Morris International, Inc.*	67,972
1,943	Procter & Gamble (The) Co.	130,277
110	Reynolds American, Inc.	5,924
278	Safeway, Inc.	8,785
460	Sara Lee Corp.	6,675
136	SUPERVALU, Inc.	4,502
381	Sysco Corp.	11,647
176	Tyson Foods, Inc., Class A	3,133
96	UST, Inc.	4,999
626	Walgreen Co.	21,816
1,492	Wal-Mart Stores, Inc.	86,505
90	Whole Foods Market, Inc.	2,938
136	Wm. Wrigley Jr. Co.	10,358
		802,480
	Energy—14.3%
295	Anadarko Petroleum Corp.	19,635
210	Apache Corp.	28,283
195	Baker Hughes, Inc.	15,772
185	BJ Services Co.	5,230
138	Cameron International Corp.*	6,794
289	Chesapeake Energy Corp.	14,941
1,311	Chevron Corp.(b)	126,054
986	ConocoPhillips	84,944
115	CONSOL Energy, Inc.	9,310
280	Devon Energy Corp.	31,752
442	El Paso Corp.	7,576
93	ENSCO International, Inc.	5,927
156	EOG Resources, Inc.	20,355
3,378	Exxon Mobil Corp.	314,391
556	Halliburton Co.	25,526
177	Hess Corp.	18,797
448	Marathon Oil Corp.	20,415
120	Murphy Oil Corp.	10,841
179	Nabors Industries Ltd. (Bermuda)*	6,720
261	National Oilwell Varco, Inc.*	17,865

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
169	Noble Corp.	$9,511
108	Noble Energy, Inc.	9,396
520	Occidental Petroleum Corp.	43,269
171	Peabody Energy Corp.	10,453
94	Range Resources Corp.	6,240
71	Rowan Cos., Inc.	2,768
756	Schlumberger Ltd.	76,016
127	Smith International, Inc.	9,717
400	Spectra Energy Corp.	9,880
75	Sunoco, Inc.	3,481
86	Tesoro Corp.	2,162
201	Transocean, Inc.*	29,639
337	Valero Energy Corp.	16,462
214	Weatherford International Ltd.*	17,263
370	Williams (The) Cos., Inc.	13,135
322	XTO Energy, Inc.	19,919
		1,070,439
	Financials—17.4%
208	ACE Ltd.	12,540
300	Aflac, Inc.	20,001
354	Allstate (The) Corp.	17,827
185	AMBAC Financial Group, Inc.	857
124	American Capital Strategies Ltd.	3,937
730	American Express Co.	35,055
1,593	American International Group, Inc.	73,597
146	Ameriprise Financial, Inc.	6,934
193	Aon Corp.	8,760
58	Apartment Investment & Management Co., Class A	2,145
62	Assurant, Inc.	4,030
48	AvalonBay Communities, Inc.	4,788
2,805	Bank of America Corp.	105,299
721	Bank of New York Mellon (The) Corp.	31,385
345	BB&T Corp.	11,830
76	Bear Stearns (The) Cos., Inc.	815
75	Boston Properties, Inc.	7,537
235	Capital One Financial Corp.	12,455
112	CB Richard Ellis Group, Inc., Class A*	2,589
593	Charles Schwab (The) Corp.	12,809
234	Chubb (The) Corp.	12,395
107	Cincinnati Financial Corp.	3,841
178	CIT Group, Inc.(b)	1,938
3,288	Citigroup, Inc.	83,087
33	CME Group, Inc.	15,096
98	Comerica, Inc.	3,404
376	Countrywide Financial Corp.	2,173
77	Developers Diversified Realty Corp.	3,307
309	Discover Financial Services	5,627
291	E*TRADE Financial Corp.*	1,158
171	Equity Residential	7,100

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
617	Fannie Mae	$17,461
56	Federated Investors, Inc., Class B	1,875
337	Fifth Third Bancorp	7,222
80	First Horizon National Corp.	864
99	Franklin Resources, Inc.	9,420
408	Freddie Mac	10,163
168	General Growth Properties, Inc.	6,881
273	Genworth Financial, Inc., Class A	6,295
250	Goldman Sachs Group (The), Inc.	47,843
198	Hartford Financial Services Group (The), Inc.	14,111
148	HCP, Inc.	5,284
338	Host Hotels & Resorts, Inc.	5,814
335	Hudson City Bancorp, Inc.	6,409
231	Huntington Bancshares, Inc.	2,169
45	IntercontinentalExchange, Inc.*	6,982
94	Janus Capital Group, Inc.	2,638
2,145	JPMorgan Chase & Co.	102,208
252	Keycorp	6,081
163	Kimco Realty Corp.	6,505
86	Legg Mason, Inc.	5,184
335	Lehman Brothers Holdings, Inc.	14,820
108	Leucadia National Corp.	5,532
168	Lincoln National Corp.	9,032
277	Loews Corp.	11,664
48	M&T Bank Corp.	4,475
329	Marsh & McLennan Cos., Inc.	9,077
169	Marshall & Ilsley Corp.	4,222
136	MBIA, Inc.	1,414
614	Merrill Lynch & Co., Inc.	30,596
448	MetLife, Inc.	27,261
75	MGIC Investment Corp.	977
133	Moody's Corp.	4,916
698	Morgan Stanley	33,923
409	National City Corp.	2,577
121	Northern Trust Corp.	8,967
168	NYSE Euronext	11,105
111	Plum Creek Timber Co., Inc.	4,533
216	PNC Financial Services Group, Inc.	14,980
163	Principal Financial Group, Inc.	8,747
428	Progressive (The) Corp.	7,785
163	ProLogis	10,205
282	Prudential Financial, Inc.	21,350
78	Public Storage	7,075
438	Regions Financial Corp.	9,601
58	Safeco Corp.	3,871
141	Simon Property Group, Inc.	14,080
301	SLM Corp.*	5,578
234	Sovereign Bancorp, Inc.	1,748
244	State Street Corp.	17,602
222	SunTrust Banks, Inc.	12,377
166	T. Rowe Price Group, Inc.	9,721

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
59	Torchmark Corp.	$3,820
391	Travelers (The) Cos., Inc.	19,706
1,092	U.S. Bancorp	37,008
219	Unum Group	5,083
85	Vornado Realty Trust	7,913
1,344	Wachovia Corp.	39,178
668	Washington Mutual, Inc.	8,210
2,082	Wells Fargo & Co.	61,940
114	XL Capital Ltd., Class A	3,977
68	Zions Bancorporation	3,152
		1,305,523
	Health Care—11.5%
977	Abbott Laboratories	51,537
313	Aetna, Inc.	13,647
193	Allergan, Inc.	10,879
103	AmerisourceBergen Corp.	4,177
686	Amgen, Inc.*	28,723
108	Applera Corp. - Applied Biosystems Group	3,446
68	Barr Pharmaceuticals, Inc.*	3,416
400	Baxter International, Inc.	24,928
154	Becton, Dickinson & Co.	13,768
189	Biogen Idec, Inc.*	11,470
848	Boston Scientific Corp.*	11,304
1,250	Bristol-Myers Squibb Co.	27,463
63	C.R. Bard, Inc.	5,933
225	Cardinal Health, Inc.	11,716
274	Celgene Corp.*	17,026
177	CIGNA Corp.	7,560
98	Coventry Health Care, Inc.*	4,384
315	Covidien Ltd.	14,707
625	Eli Lilly & Co.	30,088
160	Express Scripts, Inc.*	11,203
196	Forest Laboratories, Inc.*	6,803
169	Genzyme Corp.*	11,889
587	Gilead Sciences, Inc.*	30,383
102	Hospira, Inc.*	4,197
108	Humana, Inc.*	5,161
118	IMS Health, Inc.	2,921
1,789	Johnson & Johnson	120,023
152	King Pharmaceuticals, Inc.*	1,427
71	Laboratory Corp. of America Holdings*	5,369
183	McKesson Corp.	9,538
331	Medco Health Solutions, Inc.*	16,398
709	Medtronic, Inc.	34,514
1,368	Merck & Co., Inc.	52,038
36	Millipore Corp.*	2,524
192	Mylan, Inc.	2,529
84	Patterson Cos., Inc.*	2,873
75	PerkinElmer, Inc.	1,992
4,269	Pfizer, Inc.	85,849

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
102	Quest Diagnostics, Inc.	$5,118
1,023	Schering-Plough Corp.	18,833
217	St. Jude Medical, Inc.*	9,500
151	Stryker Corp.	9,789
295	Tenet Healthcare Corp.*	1,888
264	Thermo Fisher Scientific, Inc.*	15,278
790	UnitedHealth Group, Inc.	25,778
81	Varian Medical Systems, Inc.*	3,797
65	Waters Corp.*	3,995
66	Watson Pharmaceuticals, Inc.*	2,049
342	WellPoint, Inc.*	17,015
845	Wyeth	37,577
147	Zimmer Holdings, Inc. *	10,902
		865,322
	Industrials—12.0%
447	3M Co.	34,374
213	Allied Waste Industries, Inc.*	2,633
69	Avery Dennison Corp.	3,325
483	Boeing Co.	40,987
187	Burlington Northern Santa Fe Corp.	19,177
110	C.H. Robinson Worldwide, Inc.	6,895
394	Caterpillar, Inc.	32,261
82	Cintas Corp.	2,428
113	Cooper Industries Ltd., Class A	4,790
255	CSX Corp.	16,052
127	Cummins, Inc.	7,957
160	Danaher Corp.	12,483
276	Deere & Co.	23,203
121	Dover Corp.	5,986
103	Eaton Corp.	9,048
497	Emerson Electric Co.	25,973
82	Equifax, Inc.	3,138
135	Expeditors International of Washington, Inc.	6,290
195	FedEx Corp.	18,695
56	Fluor Corp.(b)	8,561
254	General Dynamics Corp.	22,967
6,305	General Electric Co.	206,173
80	Goodrich Corp.	5,452
470	Honeywell International, Inc.	27,918
253	Illinois Tool Works, Inc.	13,229
172	Ingersoll-Rand Co. Ltd., Class A	7,633
117	ITT Corp.	7,488
76	Jacobs Engineering Group, Inc.*	6,561
78	L-3 Communications Holdings, Inc.	8,693
217	Lockheed Martin Corp.	23,011
83	Manitowoc (The) Co., Inc.	3,139
236	Masco Corp.	4,298
79	Monster Worldwide, Inc.*	1,922
238	Norfolk Southern Corp.	14,180
213	Northrop Grumman Corp.	15,670

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
232	PACCAR, Inc.	$10,978
78	Pall Corp.	2,712
106	Parker Hannifin Corp.	8,464
136	Pitney Bowes, Inc.	4,911
89	Precision Castparts Corp.	10,463
139	R.R. Donnelley & Sons Co.	4,259
270	Raytheon Co.	17,272
100	Robert Half International, Inc.	2,370
96	Rockwell Automation, Inc.	5,206
102	Rockwell Collins, Inc.	6,437
36	Ryder System, Inc.	2,465
473	Southwest Airlines Co.	6,263
65	Terex Corp.*	4,529
157	Textron, Inc.	9,579
109	Trane, Inc.	5,070
306	Tyco International Ltd. (Bermuda)	14,318
165	Union Pacific Corp.	23,956
653	United Parcel Service, Inc., Class B	47,283
620	United Technologies Corp.	44,931
42	W.W. Grainger, Inc.	3,642
313	Waste Management, Inc.	11,299
		898,997
	Information Technology—16.3%
336	Adobe Systems, Inc. *	12,529
391	Advanced Micro Devices, Inc.*	2,330
62	Affiliated Computer Services, Inc., Class A*	3,284
231	Agilent Technologies, Inc.*	6,979
108	Akamai Technologies, Inc.*	3,863
199	Altera Corp.	4,235
186	Analog Devices, Inc.	5,991
555	Apple, Inc.*	96,542
855	Applied Materials, Inc.	15,954
149	Autodesk, Inc.*	5,662
330	Automatic Data Processing, Inc.	14,586
122	BMC Software, Inc.*	4,241
301	Broadcom Corp., Class A*	7,814
246	CA, Inc.	5,446
53	Ciena Corp.*	1,792
3,764	Cisco Systems, Inc.*	96,509
119	Citrix Systems, Inc.*	3,897
186	Cognizant Technology Solutions Corp., Class A*	5,999
106	Computer Sciences Corp.*	4,621
175	Compuware Corp.*	1,320
81	Convergys Corp.*	1,273
995	Corning, Inc.	26,576
1,290	Dell, Inc.*	24,033
704	eBay, Inc.*	22,028
201	Electronic Arts, Inc.*	10,345
322	Electronic Data Systems Corp.	5,976

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,326	EMC Corp.*	$20,420
111	Fidelity National Information Services, Inc.	4,003
105	Fiserv, Inc.*	5,308
147	Google, Inc., Class A*	84,421
1,557	Hewlett-Packard Co.	72,167
3,655	Intel Corp.	81,360
875	International Business Machines Corp.	105,613
207	Intuit, Inc.*	5,583
130	Jabil Circuit, Inc.	1,414
145	JDS Uniphase Corp.*	2,075
331	Juniper Networks, Inc.*	9,142
116	KLA-Tencor Corp.	5,067
59	Lexmark International, Inc., Class A*	1,852
140	Linear Technology Corp.	4,894
428	LSI Corp.*	2,654
144	MEMC Electronic Materials, Inc.*	9,068
123	Microchip Technology, Inc.	4,520
480	Micron Technology, Inc.*	3,706
5,054	Microsoft Corp.	144,141
89	Molex, Inc.	2,526
1,423	Motorola, Inc.	14,173
144	National Semiconductor Corp.	2,936
222	NetApp, Inc.*	5,372
217	Novell, Inc.*	1,363
68	Novellus Systems, Inc.*	1,486
351	Nvidia Corp.*	7,213
2,497	Oracle Corp.*	52,062
204	Paychex, Inc.	7,419
85	QLogic Corp.*	1,357
1,018	QUALCOMM, Inc.	43,967
144	SanDisk Corp.*	3,901
500	Sun Microsystems, Inc.*	7,830
535	Symantec Corp.*	9,213
267	Tellabs, Inc.*	1,378
117	Teradata Corp.*	2,491
108	Teradyne, Inc.*	1,435
837	Texas Instruments, Inc.	24,407
129	Total System Services, Inc.	3,070
307	Tyco Electronics Ltd.	11,485
216	Unisys Corp.*	899
137	VeriSign, Inc.*	4,939
473	Western Union (The) Co.	10,879
580	Xerox Corp.	8,103
184	Xilinx, Inc.	4,558
845	Yahoo!, Inc.*	23,161
		1,218,856
	Materials—3.6%
135	Air Products & Chemicals, Inc.	13,288
514	Alcoa, Inc.	17,877
65	Allegheny Technologies, Inc.	4,474

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
35	Ashland, Inc.	$1,856
61	Ball Corp.	3,281
62	Bemis Co., Inc.	1,631
593	Dow Chemical (The) Co.	23,809
568	E.I. du Pont de Nemours & Co.	27,780
51	Eastman Chemical Co.	3,749
111	Ecolab, Inc.	5,102
241	Freeport-McMoRan Copper & Gold, Inc., Class B	27,413
71	Hercules, Inc.	1,335
50	International Flavors & Fragrances, Inc.	2,281
270	International Paper Co.	7,066
109	MeadWestvaco Corp.	2,867
346	Monsanto Co.	39,450
286	Newmont Mining Corp.	12,644
181	Nucor Corp.	13,666
81	Pactiv Corp.*	1,927
105	PPG Industries, Inc.	6,444
198	Praxair, Inc.	18,079
81	Rohm & Haas Co.	4,329
105	Sealed Air Corp.	2,655
83	Sigma-Aldrich Corp.	4,733
64	Titanium Metals Corp.	975
75	United States Steel Corp.	11,546
69	Vulcan Materials Co.	4,749
132	Weyerhaeuser Co.	8,432
		273,438
	Telecommunication Services—3.5%
256	American Tower Corp., Class A*	11,116
3,811	AT&T, Inc.	147,525
67	CenturyTel, Inc.	2,174
203	Citizens Communications Co.	2,176
99	Embarq Corp.	4,115
23	Fairpoint Communications, Inc.	212
971	Qwest Communications International, Inc.	5,010
1,799	Sprint Nextel Corp.	14,374
1,813	Verizon Communications, Inc.	69,764
291	Windstream Corp.	3,416
		259,882
	Utilities—3.7%
423	AES (The) Corp.*	7,343
105	Allegheny Energy, Inc.	5,649
135	Ameren Corp.	6,124
253	American Electric Power Co., Inc.	11,291
212	CenterPoint Energy, Inc.	3,227
139	CMS Energy Corp.	2,027
175	Consolidated Edison, Inc.	7,280
112	Constellation Energy Group, Inc.	9,481
363	Dominion Resources, Inc.	15,751
105	DTE Energy Co.	4,233

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
797	Duke Energy Corp.	$14,593
320	Dynegy, Inc., Class A*	2,758
205	Edison International	10,695
121	Entergy Corp.	13,898
418	Exelon Corp.	35,730
192	FirstEnergy Corp.	14,523
258	FPL Group, Inc.	17,102
48	Integrys Energy Group, Inc.	2,299
27	Nicor, Inc.	948
174	NiSource, Inc.	3,115
126	Pepco Holdings, Inc.	3,139
225	PG&E Corp.	9,000
65	Pinnacle West Capital Corp.	2,206
235	PPL Corp.	11,285
168	Progress Energy, Inc.	7,054
321	Public Service Enterprise Group, Inc.	14,095
111	Questar Corp.	6,885
165	Sempra Energy	9,351
483	Southern Co.	17,981
130	TECO Energy, Inc.	2,081
277	Xcel Energy, Inc.	5,762
		276,906
	Total Common Stocks and Other Equity Interests (Cost $7,613,211)	7,628,034
	Money Market Fund—0.1%
5,958	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,958)	5,958
	Total Investments (Cost $7,619,169)—101.8%	7,633,992
	Liabilities in excess of other assets—(1.8%)	(133,249)
	Net Assets—100.0%	$7,500,743

*  Non-income producing security.

(a)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written. See Note 2H.

(b)  Security not subject to call options written.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—1.3%
8,179	Raytheon Co.	$523,211
	Agriculture—1.4%
9,320	Universal Corp.	598,251
	Beverages—3.7%
9,141	Coca-Cola (The) Co.	538,130
21,694	Coca-Cola Enterprises, Inc.	488,115
15,909	Green Mountain Coffee Roasters, Inc.*	512,270
		1,538,515
	Biotechnology—2.2%
37,678	Millennium Pharmaceuticals, Inc.*	937,052
	Chemicals—5.2%
7,345	Agrium Inc (Canada)	580,254
4,505	Monsanto Co.	513,660
4,705	Mosaic (The) Co.*	576,409
8,078	NewMarket Corp.	524,505
		2,194,828
	Closed-end Funds—1.3%
49,282	DNP Select Income Fund, Inc.**	539,638
	Coal—1.4%
9,992	Arch Coal, Inc.	573,141
	Commercial Services—4.1%
8,306	Apollo Group, Inc., Class A*	422,775
11,598	DeVry, Inc.	661,086
9,695	FTI Consulting, Inc.*	620,480
		1,704,341
	Computers—3.8%
8,424	IHS, Inc., Class A*	556,405
15,853	Micros Systems, Inc.*	565,160
16,007	Western Digital Corp.*	464,043
		1,585,608
	Distribution/Wholesale—1.5%
29,586	LKQ Corp.*	643,791
	Diversified Financial Services—1.2%
13,238	Nasdaq Stock Market (The), Inc.*	482,525
	Electric—1.3%
9,950	ITC Holdings, Corp.	555,011
	Electronics—4.2%
11,481	Axsys Technologies, Inc.*	626,289
50,565	Flextronics International Ltd. (Singapore)*	525,370
17,716	FLIR Systems, Inc.*	608,190
		1,759,849

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—2.8%
4,044	Fluor Corp.	$618,206
6,539	Jacobs Engineering Group, Inc.*	564,512
		1,182,718
	Environmental Control—2.6%
21,815	American Ecology Corp.	579,842
9,633	Stericycle, Inc.*	514,210
		1,094,052
	Food—2.7%
17,962	Safeway, Inc.	567,599
18,136	Sysco Corp.	554,418
		1,122,017
	Gas—2.8%
8,547	Energen Corp.	583,248
20,219	Vectren Corp.	571,793
		1,155,041
	Healthcare - Products—2.4%
1,837	Intuitive Surgical, Inc.*	531,371
10,133	Varian Medical Systems, Inc.*	475,035
		1,006,406
	Healthcare - Services—2.3%
11,488	Amedisys, Inc.*	595,079
7,731	Humana, Inc.*	369,464
		964,543
	Home Furnishings—2.6%
25,142	Matsushita Electric Industrial Company Ltd. ADR (Japan)	587,569
11,124	Sony Corp. ADR (Japan)	509,368
		1,096,937
	Insurance—3.8%
8,460	AFLAC, Inc.	564,029
6,949	PartnerRe Ltd.	514,087
7,737	Transatlantic Holdings, Inc.	501,744
		1,579,860
	Internet—4.3%
7,589	Amazon.com, Inc.*	596,723
53,341	eResearch Technology, Inc.*	649,693
4,300	Priceline.com, Inc.*	548,852
		1,795,268
	Machinery - Construction & Mining—1.5%
5,118	Bucyrus International, Inc., Class A	644,510
	Machinery - Diversified—3.0%
30,378	iRobot Corp.*	487,263
7,338	Lindsay Corp.	764,033
		1,251,296

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks (Continued)
	Media—1.0%
14,737	Scholastic Corp.*	$414,847
	Metal Fabricate/Hardware—3.9%
9,225	Dynamic Materials Corp.	433,852
17,774	Mueller Industries, Inc.	575,344
6,499	Valmont Industries, Inc.	639,892
		1,649,088
	Mining—2.1%
10,763	Barrick Gold Corp. (Canada)	415,667
13,883	PAN American Silver Corp. (Canada)*	465,081
		880,748
	Oil & Gas—7.2%
4,746	Apache Corp.	639,191
9,621	Imperial Oil Ltd. (Canada)	563,213
6,732	Murphy Oil Corp.	608,169
8,350	Range Resources Corp.	554,273
15,972	Southwestern Energy Co.*	675,775
		3,040,621
	Oil & Gas Services—2.7%
8,131	National Oilwell Varco, Inc.*	556,567
3,785	Transocean, Inc.*	558,136
		1,114,703
	Packaging & Containers—1.2%
9,439	Owens-Illinois, Inc.*	520,561
	Pharmaceuticals—5.6%
8,523	Express Scripts, Inc.*	596,779
11,579	Medco Health Solutions, Inc.*	573,624
15,030	OSI Pharmaceuticals, Inc.*	520,790
15,541	Perrigo Co.	637,025
		2,328,218
	Semiconductors—2.3%
19,037	ATMI, Inc.*	560,450
6,652	MEMC Electronic Materials, Inc.*	418,876
		979,326
	Software—5.1%
14,001	Ansys, Inc.*	563,260
16,492	BMC Software, Inc.*	573,262
24,708	Eclipsys Corp.*	513,185
30,260	Informatica Corp.*	482,950
		2,132,657
	Telecommunications—2.5%
22,464	Corning, Inc.	600,014
14,288	Nokia Oyj ADR (Finland)	429,640
		1,029,654

Number of Shares		Value
	Common Stocks (Continued)
	Transportation—3.0%
10,320	CSX Corp.	$649,644
16,639	Genesee & Wyoming, Inc., Class A*	593,680
		1,243,324
	Total Common Stocks (Cost $40,134,369)	41,862,156
	Money Market Fund—0.1%
50,107	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,107)	50,107
	Total Investments (Cost $40,184,476)—100.1%	41,912,263
	Liabilities in excess of other assets—(0.1%)	(62,085)
	Net Assets—100.0%	$41,850,178

ADR American Depository Receipt.

*  Non-income producing security

**  Closed-end management investment company.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—10.6%
27,865	Deckers Outdoor Corp.*	$3,847,321
101,043	Fossil, Inc.*	3,616,329
74,719	GameStop Corp., Class A*	4,112,533
160,593	Matsushita Electric Industrial Co. Ltd. ADR (Japan)	3,753,058
27,862	priceline.com, Inc.*	3,556,306
		18,885,547
	Consumer Staples—3.7%
44,129	Chattem, Inc.*	3,083,735
58,562	Coca-Cola (The) Co.	3,447,544
		6,531,279
	Energy—10.9%
43,383	Murphy Oil Corp.	3,919,220
53,183	Range Resources Corp.	3,530,288
101,808	Southwestern Energy Co.*	4,307,497
24,466	Transocean, Inc.*	3,607,756
49,881	Weatherford International Ltd.*	4,023,900
		19,388,661
	Financials—5.8%
53,738	AFLAC, Inc.	3,582,712
167,472	Charles Schwab (The) Corp.	3,617,395
84,788	Nasdaq OMX (The) Group*	3,090,523
		10,290,630
	Health Care—7.6%
72,138	Amedisys, Inc.*	3,736,748
100,956	Meridian Bioscience, Inc.	2,718,745
97,190	Perrigo Co.	3,983,819
63,759	Varian Medical Systems, Inc.*	2,989,022
		13,428,334
	Industrials—13.8%
51,074	AGCO Corp.*	3,071,080
87,018	Copart, Inc.*	3,556,426
38,671	Deere & Co.	3,251,071
108,326	Herman Miller, Inc.	2,527,246
40,592	Jacobs Engineering Group, Inc.*	3,504,307
49,125	Lindsay Corp.	5,114,894
65,783	McDermott International, Inc.*	3,524,653
		24,549,677
	Information Technology—32.0%
89,903	Amphenol Corp., Class A	4,151,720
93,396	Ansys, Inc.*	3,757,321
28,743	Apple, Inc.*	4,999,844
105,408	BMC Software, Inc.*	3,663,982
7,072	Google, Inc., Class A*	4,061,379
31,262	International Business Machines Corp.	3,773,323
79,008	Mantech International Corp., Class A*	3,774,212
42,272	MEMC Electronic Materials, Inc. *	2,661,868
101,972	Micros Systems, Inc.*	3,635,302

Number of Shares		Value
	Common Stocks (Continued)
123,621	Microsoft Corp.	$3,525,671
92,640	Nokia Oyj ADR (Finland)	2,785,685
181,423	Oracle Corp.*	3,782,670
31,658	Research In Motion Ltd. (Canada)*	3,850,563
100,718	Sigma Designs, Inc.*	1,800,838
136,032	SRA International, Inc., Class A*	3,573,561
103,726	Western Digital Corp.*	3,007,017
		56,804,956
	Materials—11.8%
46,325	Agrium, Inc. (Canada)	3,659,675
73,397	E.I. du Pont de Nemours & Co.	3,589,847
28,229	Monsanto Co.	3,218,671
29,402	Mosaic (The) Co.*	3,602,039
90,354	Pan American Silver Corp. (Canada)*	3,026,859
20,947	Potash Corp. of Saskatchewan (Canada)	3,853,201
		20,950,292
	Telecommunications Services—1.9%
39,834	Telefonica SA ADR (Spain)	3,440,861
	Utilities—2.0%
63,379	ITC Holdings Corp.	3,535,281
	Total Investments (Cost $174,544,342)—100.1%	177,805,518
	Liabilities in excess of other assets—(0.1%)	(136,932)
	Net Assets—100.0%	$177,668,586

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Water Resources Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.7%
	Biotechnology—2.8%
882,817	Millipore Corp.*	$61,885,472
	Electrical Components & Equipment—3.0%
1,249,953	Emerson Electric Co.	65,322,544
	Electronics—13.4%
2,865,625	Agilent Technologies, Inc.*	86,570,532
1,303,518	Badger Meter, Inc.(a)	67,874,182
906,862	Itron, Inc.*	84,410,715
2,018,344	Watts Water Technologies, Inc., Class A(a)	54,232,903
		293,088,332
	Engineering & Construction—15.0%
3,771,250	Aecom Technology Corp.*	103,558,525
2,469,676	Insituform Technologies, Inc., Class A*(a)	41,786,918
1,652,447	Layne Christensen Co.*(a)	70,509,913
2,800,775	URS Corp.*	112,983,264
		328,838,620
	Environmental Control—9.8%
3,594,994	Calgon Carbon Corp.*(a)	51,228,665
2,728,689	Nalco Holding Co.	62,732,560
4,799,496	Tetra Tech, Inc.*(a)	101,413,350
		215,374,575
	Hand/Machine Tools—2.9%
1,624,345	Franklin Electric Co., Inc.(a)	62,894,638
	Machinery - Diversified—12.6%
1,545,240	Gorman-Rupp (The) Co.(a)	54,129,757
1,946,394	IDEX Corp.	71,413,196
869,685	Lindsay Corp.(a)	90,551,603
990,403	Roper Industries, Inc.	61,523,834
		277,618,390
	Metal Fabricate/Hardware—7.3%
6,925,148	Mueller Water Products, Inc., Class B(a)	54,985,675
1,068,774	Valmont Industries, Inc.	105,231,488
		160,217,163
	Miscellaneous Manufacturing—21.8%
704,244	Ameron International Corp.(a)	69,579,307
1,112,768	Danaher Corp.	86,818,160
1,735,016	General Electric Co.	56,735,023
1,128,140	ITT Corp.	72,200,960
1,571,291	Pall Corp.	54,633,788
1,870,490	Pentair, Inc.	68,890,147
594,805	Siemens AG ADR (Germany)	70,454,652
		479,312,037

Number of Shares		Value
	Common Stocks (Continued)
	Water—11.1%
573,634	American States Water Co.	$20,088,663
1,144,962	Aqua America, Inc.	21,101,650
539,846	California Water Service Group	20,892,040
478,489	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	24,225,898
911,139	Consolidated Water Co., Inc. (Cayman Islands)(a)	21,593,994
676,119	SJW Corp.	20,330,898
1,939,749	Southwest Water Co.(a)	21,608,804
1,301,342	Veolia Environnement ADR (France)	94,282,228
		244,124,175
	Total Common Stocks (Cost $2,064,927,588)	2,188,675,946
	Money Market Fund—0.0%
678,721	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $678,721)	678,721
	Total Investments (Cost $2,065,606,309)—99.7%	2,189,354,667
	Other assets less liabilities—0.3%	7,297,507
	Net Assets—100.0%	$2,196,652,174

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 4.

See Notes to Financial Statements.

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—99.8%
	Auto Parts & Equipment—3.2%
1,614,579	Amerigon, Inc.*(a)	$23,702,020
1,298,370	Fuel Systems Solutions, Inc.*(a)	24,240,568
		47,942,588
	Chemicals—7.6%
359,063	Air Products & Chemicals, Inc.	35,342,571
603,251	OM Group, Inc.*	33,034,025
1,636,289	Zoltek Cos., Inc.*(a)	43,639,827
		112,016,423
	Computers—3.7%
3,162,972	Echelon Corp.*(a)	35,615,065
1,743,354	Maxwell Technologies, Inc.*(a)	18,601,587
		54,216,652
	Electric—11.1%
1,927,458	Calpine Corp.*	37,970,923
1,139,223	IDACORP, Inc.	36,956,394
1,044,164	Ormat Technologies, Inc.	51,477,285
1,543,390	Portland General Electric Co.	37,041,360
		163,445,962
	Electrical Components & Equipment—12.4%
4,538,982	Active Power, Inc.*(a)	6,173,016
1,595,042	American Superconductor Corp.*	40,322,662
4,711,871	China BAK Battery, Inc.*(a)	17,528,160
1,283,282	Energy Conversion Devices, Inc.*	41,822,160
2,876,020	Medis Technologies Ltd.*(a)	24,129,808
1,358,261	Ultralife Batteries, Inc.*(a)	13,990,088
2,631,249	Universal Display Corp.*(a)	38,916,173
		182,882,067
	Electronics—2.6%
404,710	Itron, Inc.*	37,670,407
	Energy - Alternate Sources—40.5%
637,281	Ascent Solar Technologies, Inc.*	10,228,360
6,348,323	Ballard Power Systems, Inc. (Canada)*(a)	26,726,440
1,632,807	Comverge, Inc.*(a)	21,422,428
5,081,391	Evergreen Solar, Inc.*	43,649,149
195,874	First Solar, Inc.*	57,193,249
4,120,503	FuelCell Energy, Inc.*(a)	36,384,041
2,752,219	Gushan Environmental Energy Ltd. ADR (China)	34,402,738
2,436,986	JA Solar Holdings Co. Ltd. ADR (China)*	58,512,033
4,433,704	Nova Biosource Fuels, Inc.*	5,054,423
407,112	Ocean Power Technologies, Inc.*	3,961,200
3,615,474	Pacific Ethanol, Inc.*(a)	12,401,076
7,812,425	Plug Power, Inc.*(a)	25,234,133
599,305	SunPower Corp., Class A*	52,301,347

Number of Shares		Value
	Common Stocks (Continued)
1,165,729	Suntech Power Holdings Co. Ltd. ADR (China)*	$52,143,058
1,400,946	Trina Solar Ltd. ADR (Cayman Islands)*	59,091,902
4,310,807	VeraSun Energy Corp.*	26,899,436
5,616,251	Verenium Corp.*(a)	16,848,753
2,488,236	Yingli Green Energy Holding Co. Ltd. ADR (China)*	54,815,839
		597,269,605
	Food—2.4%
2,728,711	Cosan Ltd., Class A (Brazil)*	36,182,708
	Machinery - Diversified—1.2%
1,588,661	Raser Technologies, Inc.*	17,252,858
	Semiconductors—15.1%
1,888,834	Applied Materials, Inc.	35,245,642
1,252,581	Cree, Inc.*	32,567,106
4,643,967	Emcore Corp.*(a)	28,699,716
1,716,859	International Rectifier Corp.*	39,075,711
532,511	MEMC Electronic Materials, Inc.*	33,532,217
1,984,093	Renesola Ltd. ADR (British Virgin Islands)*	33,233,558
763,166	Rubicon Technology, Inc.*	16,835,442
238,228	Spire Corp.*	3,180,344
		222,369,736
	Total Investments (Cost $1,656,552,305)—99.8%	1,471,249,006
	Other assets less liabilities—0.2%	2,643,816
	Net Assets—100.0%	$1,473,892,822

ADR American Depositary Receipt.

*  Non-income producing security.

(a)  Affiliated Investment. See Note 4.

The fund has holdings greater than 10% of net assets in the following country:

China	13.6%

See Notes to Financial Statements.

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

April 30, 2008

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—2.4%
20,798	United Technologies Corp.	$1,507,231
	Agriculture—3.2%
43,632	Andersons (The), Inc.	1,983,074
	Auto Parts & Equipment—7.6%
116,951	Exide Technologies*	1,706,315
41,866	Johnson Controls, Inc.	1,476,195
59,248	Tenneco, Inc.*	1,515,564
		4,698,074
	Chemicals—8.5%
69,137	Methanex Corp. (Canada)	1,621,954
18,604	Praxair, Inc.	1,698,731
68,456	Sociedad Quimica y Minera de Chile S.A. ADR (Chile)	1,951,681
		5,272,366
	Electric—10.5%
19,631	A-Power Energy Generation Systems Ltd.*	309,581
27,686	CPFL Energia S.A. ADR (Brazil)	2,051,533
25,876	EnerNOC, Inc.*	399,008
103,286	Enersis S.A. ADR (Chile)	1,950,040
27,712	FPL Group, Inc.	1,837,028
		6,547,190
	Electrical Components & Equipment—8.0%
17,147	Energizer Holdings, Inc.*	1,355,642
65,247	EnerSys*	1,526,780
90,483	GrafTech International Ltd.*	1,777,990
24,029	PowerSecure International, Inc.*	292,193
		4,952,605
	Electronics—6.2%
96,289	AU Optronics Corp. ADR (Taiwan, Republic of China)	1,879,561
37,206	Badger Meter, Inc.	1,937,317
		3,816,878
	Energy-Alternate Sources—8.4%
55,046	Aventine Renewable Energy Holdings, Inc.*	241,652
146,235	Clean Energy Fuels Corp.*	1,903,980
52,378	Covanta Holding Corp.*	1,394,826
194,325	Evergreen Energy, Inc.*	285,658
120,994	Headwaters, Inc.*	1,382,961
		5,209,077
	Environmental Control—6.6%
72,335	EnergySolutions, Inc.	1,580,520
82,953	Fuel Tech, Inc.*	2,131,892
325,332	Rentech, Inc.*	409,918
		4,122,330

Number of Shares		Value
	Common Stocks (Continued)
	Hand/Machine Tools—3.0%
56,931	Baldor Electric Co.	$1,844,564
	Investment Companies—0.5%
41,661	Harris & Harris Group, Inc.*	331,205
	Mining—7.3%
56,359	Cameco Corp. (Canada)	1,972,001
43,541	Uranium Resources, Inc.*	259,504
500,078	USEC, Inc.*	2,320,363
		4,551,868
	Miscellaneous Manufacturing—7.6%
17,612	Eaton Corp.	1,547,038
70,586	Hexcel Corp.*	1,579,715
13,358	Siemens AG ADR (Germany)	1,582,255
		4,709,008
	Oil & Gas—16.8%
40,758	Chesapeake Energy Corp.	2,107,189
33,765	Questar Corp.	2,094,443
30,016	Range Resources Corp.	1,992,462
32,039	Sasol Ltd. ADR (South Africa)	1,815,009
57,587	Southwestern Energy Co.*	2,436,506
		10,445,609
	Semiconductors—0.4%
33,358	O2Micro International Ltd. ADR (Cayman Islands)*	253,187
	Telecommunications—3.0%
68,684	Corning, Inc.	1,834,550
	Total Common Stocks (Cost $60,096,938)	62,078,816
	Money Market Fund—0.1%
90,692	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $90,692)	90,692
	Total Investments (Cost $60,187,630)—100.1%	62,169,508
	Liabilities in excess of other assets—(0.1%)	(72,070)
	Net Assets—100.0%	$62,097,438

ADR American Depositary Receipt.

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2008

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio
ASSETS:
Unaffiliated investments at value	$257,190,524	$114,369,216	$363,586,621	$526,791,170	$102,740,258	$67,011,176
Affiliated investments at value	—	—	—	—	—	17,021,735
Cash	412,866	64,679	144,034	54,903	375,654	460,964
Receivables:
Dividends	63,887	10,971	98,166	1,945,039	23,097	13,334
Shares sold	—	—	10,545,416	2,850,777	2,041,332	—
Expense waivers due from Adviser	8,120	21	—	26,408	—	7,241
Investments sold	—	—	—	5,753,048	323,822	—
Total Assets	257,675,397	114,444,887	374,374,237	537,421,345	105,504,163	84,514,450
LIABILITIES:
Due to custodian	—	—	—	—	—	—
Payables:
Investments purchased	—	—	10,549,749	2,850,888	2,015,447	—
Shares repurchased	—	—	—	5,754,200	—	—
Expense recapture due to Adviser	—	—	61,429	—	13,878	—
Open written options, at value (premium received $144,450)	—	—	—	—	—	—
Accrued advisory fees	102,262	45,649	138,429	196,887	40,372	35,439
Accrued expenses	77,670	62,931	110,826	136,369	55,283	50,796
Total Liabilities	179,932	108,580	10,860,433	8,938,344	2,124,980	86,235
NET ASSETS	$257,495,465	$114,336,307	$363,513,804	$528,483,001	$103,379,183	$84,428,215
NET ASSETS CONSIST OF:
Shares of beneficial interest	$283,744,451	$118,767,623	$378,936,539	$624,025,253	$148,479,279	$127,448,108
Undistributed net investment income (loss)	215,472	—	—	—	1,142,260	—
Accumulated net realized gain (loss) on investments	(9,707,030)	(5,860,791)	(31,367,633)	(27,397,621)	(10,563,018)	(18,224,782)
Net unrealized appreciation (depreciation) on investments	(16,757,428)	1,429,475	15,944,898	(68,144,631)	(35,679,338)	(24,795,111)
Net Assets	$257,495,465	$114,336,307	$363,513,804	$528,483,001	$103,379,183	$84,428,215
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,300,000	3,400,000	14,000,000	18,300,000	5,100,000	6,000,000
Net asset value	$20.93	$33.63	$25.97	$28.88	$20.27	$14.07
Unaffiliated investments at cost	$273,947,952	$112,939,741	$347,641,723	$594,935,801	$138,419,596	$88,303,766
Affiliated investments at cost	—	—	—	—	—	$20,524,256

See Notes to Financial Statements.

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments at value	$7,633,992	$41,912,263	$177,805,518	$1,426,964,958	$1,056,996,107	$62,169,508
Affiliated investments at value	—	—	—	762,389,709	414,252,899	—
Cash	6,928	—	—	5,082,046	1,632,155	—
Receivables:
Dividends	4,967	12,520	55,286	1,673,966	473,356	87,055
Shares sold	2,502,380	—	—	14,551,366	10,547,681	—
Expense waivers due from Adviser	—	—	11,596	75,183	90,756	—
Investments sold	—	—	3,377,193	—	—	—
Total Assets	10,148,267	41,924,783	181,249,593	2,210,737,228	1,483,992,954	62,256,563
LIABILITIES:
Due to custodian	—	12,736	50,739	—	—	75,025
Payables:
Investments purchased	2,542,598	—	—	12,751,648	9,105,295	—
Shares repurchased	—	—	3,376,604	—	—	—
Expense recapture due to Adviser	—	1,872	—	—	—	5,162
Open written options, at value (premium received $144,450)	101,871	—	—	—	—	—
Accrued advisory fees	3,055	16,911	74,380	867,308	606,500	24,502
Accrued expenses	—	43,086	79,284	466,098	388,337	54,436
Total Liabilities	2,647,524	74,605	3,581,007	14,085,054	10,100,132	159,125
NET ASSETS	$7,500,743	$41,850,178	$177,668,586	$2,196,652,174	$1,473,892,822	$62,097,438
NET ASSETS CONSIST OF:
Shares of beneficial interest	$7,419,561	$47,203,780	$244,397,040	$2,154,848,340	$1,860,605,397	$65,085,798
Undistributed net investment income (loss)	3,126	—	—	229,824	—	—
Accumulated net realized gain (loss) on investments	20,654	(7,081,389)	(69,989,630)	(82,174,348)	(201,409,276)	(4,970,238)
Net unrealized appreciation (depreciation) on investments	57,402	1,727,787	3,261,176	123,748,358	(185,303,299)	1,981,878
Net Assets	$7,500,743	$41,850,178	$177,668,586	$2,196,652,174	$1,473,892,822	$62,097,438
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	1,500,000	10,600,000	106,300,000	70,400,000	2,200,000
Net asset value	$25.00	$27.90	$16.76	$20.66	$20.94	$28.23
Unaffiliated investments at cost	$7,619,169	$40,184,476	$174,544,342	$1,394,286,337	$1,047,393,824	$60,187,630
Affiliated investments at cost	—	—	—	$671,319,972	$609,158,481	—

Statements of Operations

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Listed Private Equity Portfolio	PowerShares Lux Nanotech Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$2,818,995	$296,231	$1,376,077	$6,740,425	$7,757,917	$670,904
Affiliated dividend income	3,210	19	202	3,211	23,157	—
Foreign withholding taxes	(1,311)	(14,940)	—	(7,889)	—	(473)
Total Income	2,820,894	281,310	1,376,279	6,735,747	7,781,074	670,431
EXPENSES:
Advisory fees	1,520,817	365,806	1,080,236	3,029,609	676,065	629,641
Sub-licensing	182,497	54,871	216,047	557,983	135,213	125,928
Administration & Accounting fees	91,203	78,681	84,570	170,963	76,692	80,738
Printing	52,133	12,798	5,711	94,895	18,500	17,405
Custodian & transfer agent fees	19,218	7,182	13,750	34,367	9,532	9,449
Audit	15,848	15,848	16,006	15,848	15,848	15,848
Trustees	12,864	6,176	9,498	21,897	8,402	7,874
Legal	11,672	—	12,379	19,568	—	5,136
Listing fee and expenses	8,743	45	2,500	8,470	243	8,652
Registration & filings	632	1,805	7,287	—	494	—
Offering costs	—	13,432	17,758	—	18,126	—
Other expenses	23,080	7,702	11,409	35,536	13,604	20,528
Total Expenses	1,938,707	564,346	1,477,151	3,989,136	972,719	921,199
(Waivers) and/or Recapture	68,771	(57,076)	52,829	204,381	(8,102)	(39,701)
Net Expenses	2,007,478	507,270	1,529,980	4,193,517	964,617	881,498
Net Investment Income (Loss)	813,416	(225,960)	(153,701)	2,542,230	6,816,457	(211,067)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(6,746,467)	(4,816,213)	(31,306,112)	(21,250,942)	(10,463,110)	(11,561,780)
Written options	—	—	—	—	—	—
In-kind redemptions	38,035,868	12,021,651	11,599,036	246,564,038	4,669,362	6,523,699
Net realized gain (loss)	31,289,401	7,205,438	(19,707,076)	225,313,096	(5,793,748)	(5,038,081)
Net change in unrealized appreciation (depreciation) Investments	(37,436,934)	423,812	13,955,713	(101,212,578)	(40,433,048)	(20,211,100)
Written options	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(37,436,934)	423,812	13,955,713	(101,212,578)	(40,433,048)	(20,211,100)
Net realized and unrealized gain (loss)	(6,147,533)	7,629,250	(5,751,363)	124,100,518	(46,226,796)	(25,249,181)
Net increase (decrease) in net assets resulting from operations	$(5,334,117)	$7,403,290	$(5,905,064)	$126,642,748	$(39,410,339)	$(25,460,248)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
	For the Period December 19, 2007* Through April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008	Year Ended April 30, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$22,744	$297,012	$1,217,901	$16,657,954	$4,395,702	$513,967
Affiliated dividend income	2	2,173	—	4,376,434	—	1,757
Foreign withholding taxes	—	(2,298)	(14,935)	(832,462)	(8,456)	(12,816)
Total Income	22,746	296,887	1,202,966	20,201,926	4,387,246	502,908
EXPENSES:
Advisory fees	9,120	196,061	1,031,063	9,835,346	6,231,276	243,806
Sub-licensing	—	39,212	206,213	1,475,303	1,252,086	48,761
Administration & Accounting fees	—	80,541	80,738	561,440	354,333	78,771
Printing	—	6,674	17,593	261,493	251,199	4,908
Custodian & transfer agent fees	—	6,415	13,933	104,262	67,493	6,321
Audit	—	16,006	15,848	15,848	15,848	15,848
Trustees	—	5,455	10,479	55,020	36,361	5,693
Legal	—	—	8,002	71,333	39,952	—
Listing fee and expenses	—	1,907	28,247	10,605	11,628	46
Registration & filings	—	455	—	2,115	12,483	641
Offering costs	—	11,145	—	—	—	14,563
Other expenses	—	8,253	26,384	93,203	63,229	7,758
Total Expenses	9,120	372,124	1,438,500	12,485,968	8,335,888	427,116
(Waivers) and/or Recapture	—	(86,494)	4,989	139,671	(7,102)	(71,221)
Net Expenses	9,120	285,630	1,443,489	12,625,639	8,328,786	355,895
Net Investment Income (Loss)	13,626	11,257	(240,523)	7,576,287	(3,941,540)	147,013
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(10,604)	(6,701,862)	(34,836,406)	(50,593,133)	(73,344,816)	(4,847,974)
Written options	31,258	—	—	—	—	—
In-kind redemptions	—	6,145,696	44,586,258	163,299,854	294,335,763	2,781,985
Net realized gain (loss)	20,654	(556,166)	9,749,852	112,706,721	220,990,947	(2,065,989)
Net change in unrealized appreciation (depreciation) Investments	14,823	(11,149)	(20,623,471)	(5,048)	(213,773,816)	144,615
Written options	42,579	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	57,402	(11,149)	(20,623,471)	(5,048)	(213,773,816)	144,615
Net realized and unrealized gain (loss)	78,056	(567,315)	(10,873,619)	112,701,673	7,217,131	(1,921,374)
Net increase (decrease) in net assets resulting from operations	$91,682	$(556,058)	$(11,114,142)	$120,277,960	$3,275,591	$(1,774,361)

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical Leaders Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007	Year Ended April 30, 2008	For the Period March 1, 2007* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$813,416	$329,993	$(225,960)	$(39,832)	$(153,701)	$105,514
Net realized gain (loss) on investments	31,289,401	8,592,051	7,205,438	1,087,661	(19,707,076)	66,278
Net change in unrealized appreciation (depreciation) of investments	(37,436,934)	12,375,809	423,812	1,005,663	13,955,713	1,989,185
Net increase (decrease) in net assets resulting from operations	(5,334,117)	21,297,853	7,403,290	2,053,492	(5,905,064)	2,160,977
Undistributed net investment income (loss) included in the price of units issued and redeemed	15,071	13,857	(192,676)	6,280	610,622	177,364
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(597,944)	(362,663)	—	—	(105,514)	—
Return of capital	—	(25,620)	—	—	(57,242)	—
Total distributions to shareholders	(597,944)	(388,283)	—	—	(162,756)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	306,615,261	149,636,041	121,607,209	48,140,438	469,242,076	92,402,327
Value of shares repurchased	(245,073,856)	(53,795,021)	(36,337,012)	(28,531,110)	(191,750,748)	(2,473,008)
Net income equalization	(15,071)	(13,857)	192,676	(6,280)	(610,622)	(177,364)
Net increase (decrease) in net assets resulting from shares transactions	61,526,334	95,827,163	85,462,873	19,603,048	276,880,706	89,751,955
Increase (Decrease) in Net Assets	55,609,344	116,750,590	92,673,487	21,662,820	271,423,508	92,090,296
NET ASSETS:
Beginning of period	201,886,121	85,135,531	21,662,820	—	92,090,296	—
End of period	$257,495,465	$201,886,121	$114,336,307	$21,662,820	$363,513,804	$92,090,296
Undistributed net investment income at end of period	$215,472	$—	$—	$—	$—	$105,514
CHANGES IN SHARES OUTSTANDING:
Shares sold	13,600,000	8,100,000	3,700,000	1,900,000	17,900,000	3,700,000
Shares repurchased	(11,300,000)	(3,000,000)	(1,100,000)	(1,100,000)	(7,500,000)	(100,000)
Shares outstanding, beginning of period	10,000,000	4,900,000	800,000	—	3,600,000	—
Shares outstanding, end of period	12,300,000	10,000,000	3,400,000	800,000	14,000,000	3,600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Listed Private Equity Portfolio		PowerShares Lux Nanotech Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$2,542,230	$3,172,560	$6,816,457	$1,314,594	$(211,067)	$(119,784)
Net realized gain (loss) on investments	225,313,096	48,676,384	(5,793,748)	1,140,822	(5,038,081)	2,437,702
Net change in unrealized appreciation (depreciation) of investments	(101,212,578)	13,246,066	(40,433,048)	4,753,710	(20,211,100)	(12,992,856)
Net increase (decrease) in net assets resulting from operations	126,642,748	65,095,010	(39,410,339)	7,209,126	(25,460,248)	(10,674,938)
Undistributed net investment income (loss) included in the price of units issued and redeemed	619,099	111,037	(182,741)	242,577	73,183	(40,198)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,881,852)	(3,191,113)	(6,147,694)	(689,732)	—	—
Return of capital	(198,502)	—	—	—	—	—
Total distributions to shareholders	(4,080,354)	(3,191,113)	(6,147,694)	(689,732)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	831,380,876	286,475,511	76,913,561	162,455,219	24,034,571	91,815,890
Value of shares repurchased	(819,780,640)	(192,389,311)	(78,054,703)	(18,896,255)	(73,198,428)	(34,505,044)
Net income equalization	(619,099)	(111,037)	182,741	(242,577)	(73,183)	40,198
Net increase (decrease) in net assets resulting from shares transactions	10,981,137	93,975,163	(958,401)	143,316,387	(49,237,040)	57,351,044
Increase (Decrease) in Net Assets	134,162,630	155,990,097	(46,699,175)	150,078,358	(74,624,105)	46,635,908
NET ASSETS:
Beginning of period	394,320,371	238,330,274	150,078,358	—	159,052,320	112,416,412
End of period	$528,483,001	$394,320,371	$103,379,183	$150,078,358	$84,428,215	$159,052,320
Undistributed net investment income at end of period	$—	$588,109	$1,142,260	$624,862	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	27,200,000	14,400,000	2,900,000	6,100,000	1,400,000	5,200,000
Shares repurchased	(27,300,000)	(10,100,000)	(3,200,000)	(700,000)	(4,500,000)	(2,000,000)
Shares outstanding, beginning of period	18,400,000	14,100,000	5,400,000	—	9,100,000	5,900,000
Shares outstanding, end of period	18,300,000	18,400,000	5,100,000	5,400,000	6,000,000	9,100,000

Statements of Changes in Net Assets (Continued)

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio		PowerShares Value Line TimelinessTM Select Portfolio
	For the Period December 19, 2007* Through April 30, 2008	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007
OPERATIONS:
Net investment income (loss)	$13,626	$11,257	$2,617	$(240,523)	$(115,400)
Net realized gain (loss) on investments and written options	20,654	(556,166)	337,461	9,749,852	(6,066,601)
Net change in unrealized appreciation (depreciation) of investments and written options	57,402	(11,149)	1,738,936	(20,623,471)	13,228,112
Net increase (decrease) in net assets resulting from operations	91,682	(556,058)	2,079,014	(11,114,142)	7,046,111
Undistributed net investment income (loss) included in the price of units issued and redeemed	14,403	1,411	2,011	56,801	(29,370)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,500)	(19,266)	(2,669)	—	—
Return of capital	—	(1,384)	(4,445)	—	—
Total distributions to shareholders	(10,500)	(20,650)	(7,114)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,419,561	90,728,154	39,530,660	410,338,472	461,154,401
Value of shares repurchased	—	(81,951,087)	(7,952,741)	(494,163,323)	(378,402,470)
Net income equalization	(14,403)	(1,411)	(2,011)	(56,801)	29,370
Net increase (decrease) in net assets resulting from shares transactions	7,405,158	8,775,656	31,575,908	(83,881,652)	82,781,301
Increase (Decrease) in Net Assets	7,500,743	8,200,359	33,649,819	(94,938,993)	89,798,042
NET ASSETS:
Beginning of period	—	33,649,819	—	272,607,579	182,809,537
End of period	$7,500,743	$41,850,178	$33,649,819	$177,668,586	$272,607,579
Undistributed net investment income at end of period	$3,126	$—	$—	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	3,200,000	1,500,000	23,600,000	29,200,000
Shares repurchased	—	(2,900,000)	(300,000)	(28,500,000)	(24,400,000)
Shares outstanding, beginning of period	—	1,200,000	—	15,500,000	10,700,000
Shares outstanding, end of period	300,000	1,500,000	1,200,000	10,600,000	15,500,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio		PowerShares WilderHill Progressive Energy Portfolio
	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	Year Ended April 30, 2007	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
OPERATIONS:
Net investment income (loss)	$7,576,287	$11,614,106	$(3,941,540)	$1,691,001	$147,013	$60,408
Net realized gain (loss) on investments and written options	112,706,721	17,395,002	220,990,947	(57,640,921)	(2,065,989)	1,647,951
Net change in unrealized appreciation (depreciation) of investments and written options	(5,048)	62,772,486	(213,773,816)	(51,974,247)	144,615	1,837,263
Net increase (decrease) in net assets resulting from operations	120,277,960	91,781,594	3,275,591	(107,924,167)	(1,774,361)	3,545,622
Undistributed net investment income (loss) included in the price of units issued and redeemed	434,907	1,052,528	(912,742)	188,257	22,365	(2,980)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,498,823)	(11,901,149)	—	(1,691,001)	(193,423)	(14,162)
Return of capital	—	—	—	(160,324)	(9,290)	—
Total distributions to shareholders	(7,498,823)	(11,901,149)	—	(1,851,325)	(202,713)	(14,162)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,059,031,268	875,926,807	1,424,637,475	602,781,817	66,870,104	40,867,799
Value of shares repurchased	(581,939,914)	(340,233,615)	(868,365,037)	(301,601,160)	(25,700,249)	(21,494,602)
Net income equalization	(434,907)	(1,052,528)	912,742	(188,257)	(22,365)	2,980
Net increase (decrease) in net assets resulting from shares transactions	476,656,447	534,640,664	557,185,180	300,992,400	41,147,490	19,376,177
Increase (Decrease) in Net Assets	589,870,491	615,573,637	559,548,029	191,405,165	39,192,781	22,904,657
NET ASSETS:
Beginning of period	1,606,781,683	991,208,046	914,344,793	722,939,628	22,904,657	—
End of period	$2,196,652,174	$1,606,781,683	$1,473,892,822	$914,344,793	$62,097,438	$22,904,657
Undistributed net investment income at end of period	$229,824	$152,360	$—	$—	$—	$46,410
CHANGES IN SHARES OUTSTANDING:
Shares sold	50,300,000	48,400,000	61,200,000	31,600,000	2,300,000	1,600,000
Shares repurchased	(27,700,000)	(19,000,000)	(38,200,000)	(16,500,000)	(900,000)	(800,000)
Shares outstanding, beginning of period	83,700,000	54,300,000	47,400,000	32,300,000	800,000	—
Shares outstanding, end of period	106,300,000	83,700,000	70,400,000	47,400,000	2,200,000	800,000

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.19	$17.37	$14.91
Net investment income**	0.06	0.05	0.03
Net realized and unrealized gain on investments	0.72	2.83	2.45
Total from operations	0.78	2.88	2.48
Distributions to shareholders from:
Net investment income	(0.04)	(0.06)	(0.02)
Return of capital	—	— (a)	—
Total distributions	(0.04)	(0.06)	(0.02)
Net asset value at end of period	$20.93	$20.19	$17.37
TOTAL RETURN***	3.86%	16.66%	16.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$257,495	$201,886	$85,136
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.66%	0.66%	0.68%†
Expenses, prior to Waivers and/or Recapture	0.64%	0.77%	0.80%†
Net investment income, after Waivers and/or Recapture	0.27%	0.28%	0.31%†
Portfolio turnover rate ††	13%	16%	1%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$— (a)	—

PowerShares CleantechTM Portfolio

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.08	$24.70
Net investment loss**	(0.10)	(0.04)
Net realized and unrealized gain on investments	6.65	2.42
Total from operations	6.55	2.38
Net asset value at end of period	$33.63	$27.08
TOTAL RETURN***	24.19%	9.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$114,336	$21,663
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.77%	1.06	%†
Net investment loss, after Waivers and/or Recapture	(0.31)%	(0.29	)%†
Portfolio turnover rate ††	23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Year Ended April 30, 2008	For the Period March 1, 2007* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.58	$23.95
Net investment income (loss)**	(0.02)	0.04
Net realized and unrealized gain on investments	0.43	1.59
Total from operations	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.01)	—
Return of capital	(0.01)	—
Total distributions	(0.02)	—
Net asset value at end of period	$25.97	$25.58
TOTAL RETURN***	1.62%	6.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$363,514	$92,090
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.71%	0.72	%†
Expenses, prior to Waivers and/or Recapture	0.68%	1.78	%†
Net investment income (loss), after Waivers and/or Recapture	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	83%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.07	$0.07

PowerShares Golden Dragon Halter USX China Portfolio

	Year Ended April 30,			For the Period December 9, 2004* Through
	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.43	$16.90	$13.00	$14.55
Net investment income**	0.12	0.20	0.17	0.06
Net realized and unrealized gain (loss) on investments	7.54	4.54	3.89	(1.61)
Total from operations	7.66	4.74	4.06	(1.55)
Distributions to shareholders from:
Net investment income	(0.20)	(0.21)	(0.16)	—
Return of capital	(0.01)	—	—	—
Total distributions	(0.21)	(0.21)	(0.16)	—
Net asset value at end of period	$28.88	$21.43	$16.90	$13.00
TOTAL RETURN***	35.87%	28.53%	31.52%	(10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$528,483	$394,320	$238,330	$49,384
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.69%	0.70%	0.71%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.66%	0.72%	0.88%	0.97%†
Net investment income, after Waivers and/or Recapture	0.42%	1.06%	1.18%	1.24%†
Portfolio turnover rate ††	15%	17%	21%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03	$0.01	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Listed Private Equity Portfolio

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.79	$25.09
Net investment income**	1.22	0.44
Net realized and unrealized gain (loss) on investments	(7.63)	2.60
Total from operations	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(1.11)	(0.34)
Net asset value at end of period	$20.27	$27.79
TOTAL RETURN***	(23.50)%	12.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,379	$150,078
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.71%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.72%	0.82	%†
Net investment income, after Waivers and/or Recapture	5.04%	3.38	%†
Portfolio turnover rate ††	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$0.08

PowerShares Lux Nanotech Portfolio

	Year Ended April 30,		For the Period October 26, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.48	$19.05	$15.32
Net investment income (loss)**	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(3.38)	(1.55)	3.79
Total from operations	(3.41)	(1.57)	3.81
Distributions to shareholders from:
Net investment income	—	—	(0.01)
Return of capital	—	—	(0.07)
Total distributions	—	—	(0.08)
Net asset value at end of period	$14.07	$17.48	$19.05
TOTAL RETURN***	(19.51)%	(8.24)%	24.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$84,428	$159,052	$112,416
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%	0.71%	0.73%†
Expenses, prior to Waivers and/or Recapture	0.73%	0.79%	0.83%†
Net investment income (loss), after Waivers and/or Recapture	(0.17)%	(0.09)%	0.17%†
Portfolio turnover rate ††	42%	16%	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares S&P 500 BuyWrite Portfolio

For the Period December 19, 2007* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.97
Net investment income**	0.09
Net realized and unrealized loss on investments	(0.01)
Total from operations	0.08
Distributions to shareholders from:
Net investment income	(0.05)
Net asset value at end of period	$25.00
TOTAL RETURN***	0.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,500
Ratio to average net assets of:
Expenses	0.75%†
Net investment income	1.12%†
Portfolio turnover rate ††	10%
Undistributed net investment income included in price of units issued and redeemed**#	$0.09

PowerShares Value Line Industry Rotation Portfolio

	Year Ended April 30, 2008	For the Period December 1, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.04	$25.19
Net investment income**	0.01	—	(a)
Net realized and unrealized gain (loss) on investments	(0.14)	2.86
Total from operations	(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.01)	—	(a)
Return of capital	— (a)	(0.01)
Total distributions	(0.01)	(0.01)
Net asset value at end of period	$27.90	$28.04
TOTAL RETURN***	(0.45)%	11.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$41,850	$33,650
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.75	%†
Expenses, prior to Waivers and/or Recapture	0.95%	1.21	%†
Net investment income, after Waivers and/or Recapture	0.03%	0.03	%†
Portfolio turnover rate ††	77%	13%
Undistributed net investment income included in price of units issued and redeemed**#	$— (a)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.19)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Value Line TimelinessTM Select Portfolio

	Year Ended April 30,		For the Period December 6, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.59	$17.09	$15.52
Net investment loss**	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.81)	0.51	1.59
Total from operations	(0.83)	0.50	1.57
Net asset value at end of period	$16.76	$17.59	$17.09
TOTAL RETURN***	(4.72)%	2.93%	10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$177,669	$272,608	$182,810
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.70%	0.70%	0.71	%†
Expenses, prior to Waivers and/or Recapture	0.70%	0.75%	0.78	%†
Net investment loss, after Waivers and/or Recapture	(0.12)%	(0.06)%	(0.30	)%†
Portfolio turnover rate ††	101%	113%	39%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$— (a)	—

PowerShares Water Resources Portfolio

	Year Ended April 30,		For the Period December 6, 2005* Through
	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.20	$18.25	$15.32
Net investment income**	0.08	0.17	0.02
Net realized and unrealized gain on investments	1.46	0.95	2.94
Total from operations	1.54	1.12	2.96
Distributions to shareholders from:
Net investment income	(0.08)	(0.17)	(0.03)
Net asset value at end of period	$20.66	$19.20	$18.25
TOTAL RETURN***	8.02%	6.26%	19.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,196,652	$1,606,782	$991,208
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.64%	0.66%	0.67	%†
Expenses, prior to Waivers and/or Recapture	0.63%	0.67%	0.70	%†
Net investment income, after Waivers and/or Recapture	0.39%	0.96%	0.40	%†
Portfolio turnover rate ††	23%	27%	2%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.02	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares WilderHill Clean Energy Portfolio

	Year Ended April 30,				For the Period March 3, 2005* Through
	2008	2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.29	$22.38		$12.86	$15.61
Net investment income (loss)**	(0.07)	0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	1.72	(3.08)		9.59	(2.74)
Total from operations	1.65	(3.04)		9.52	(2.75)
Distributions to shareholders from:
Net investment income	—	(0.05)		—	—
Return of capital	—	—	(a)	—	—
Total distributions	—	(0.05)		—	—
Net asset value at end of period	$20.94	$19.29		$22.38	$12.86
TOTAL RETURN***	8.55%	(13.58)%		74.03%	(17.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,473,893	$914,345		$722,940	$27,012
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.67%	0.70%		0.71%	0.70%†
Expenses, prior to Waivers and/or Recapture	0.67%	0.69%		0.75%	1.35%†
Net investment income (loss), after Waivers and/or Recapture	(0.32)%	0.24	%†††	(0.39)%	(0.31)%†
Portfolio turnover rate ††	20%	41%		6%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.01		—	—

PowerShares WilderHill Progressive Energy Portfolio

	Year Ended April 30, 2008	For the Period October 24, 2006* Through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.63	$24.91
Net investment income**	0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.36)	3.68
Total from operations	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.12)	(0.02)
Return of capital	(0.01)	—
Total distributions	(0.13)	(0.02)
Net asset value at end of period	$28.23	$28.63
TOTAL RETURN***	(0.96)%	15.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,097	$22,905
Ratio to average net assets of:
Expenses, after Waivers and/or Recapture	0.73%	0.74	%†
Expenses, prior to Waivers and/or Recapture	0.88%	1.09	%†
Net investment income, after Waivers and/or Recapture	0.30%	0.45	%†
Portfolio turnover rate ††	31%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratio of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offers seventy-three portfolios. This report includes the following portfolios:

PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Golden Dragon Halter USX China Portfolio	"Golden Dragon Halter USX China Porfolio"

PowerShares Listed Private Equity Portfolio	"Listed Private Equity Portfolio"

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares Value Line Industry Rotation Portfolio	"Value Line Industry Rotation Portfolio"

PowerShares Value Line TimelinessTM Select Portfolio	"Value Line TimelinessTM Select Portfolio"

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive Energy Portfolio	"WilderHill Progressive Energy Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. Each Fund's shares are listed and traded on the American Stock Exchange except for shares of the S&P 500 BuyWrite Portfolio and DWA Technical LeadersTM Portfolio. The shares of S&P 500 BuyWrite Portfolio and DWA Technical LeadersTM Portfolio are traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca").

The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	CleantechTM Index

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index

Lux Nanotech Portfolio	Lux Nanotech IndexTM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Fund	Index
Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. Other Risks

The Funds may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

Investments in the securities of non-U.S. issuers may have greater risk than those investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates which may negatively impact returns. The risk can also be associated with the level of development of the economies of the countries in a specific region.

There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

When investing in securities of a limited number of companies, each investment has a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company adjustments, if any.

The Funds file tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee to the Invesco PowerShares Capital Management LLC ("the Adviser") (formerly PowerShares Capital Management LLC). Whereby, the Adviser has agreed to pay substantially all expenses of the S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio may write (sell) call options against the portfolio through a "buy-write" strategy. A "buy-write," also called a covered call, generally is considered to be an investment strategy in which an investor buys a stock or basket of stocks, and also sells call options that correspond to the stock or basket of stocks. When the Fund writes (sells) call options, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written, the Fund gives the right to the purchaser of the option written by the Fund to receive a cash payment equal to the difference between the value of the S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. By writing written options, in return for the receipt of premiums, the Fund gives up the opportunity during the term of the option to profit from any price increase in the S&P 500 Index above the option exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium received by the Fund. Therefore, the Fund, by writing covered call options, will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position, through the purchase of an offsetting identical option prior to the expiration of the written option.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	185	477,925
Closed	(56)	(194,483)
Exercised	—	—
Expired	(66)	(138,992)
End of period	63	$144,450

	Open Options Written at Period End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Call Option S&P 500 Index	May-08	$1,390	54	$142,154	$(100,170)	$41,984
Call Option S&P 500 Mini Index	May-08	139	9	2,296	(1,701)	595
			63	$144,450	$(101,871)	$42,579

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (other than the S&P 500 BuyWrite Portfolio) has agreed to pay an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio has agreed to pay an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay substantially all expenses of the S&P 500 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, brokerage expenses, taxes, interest and other extraordinary expenses, if any.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (other than the S&P 500 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until August 30, 2009. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

For each Fund other than the S&P 500 BuyWrite Portfolio, the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

does not apply to the S&P 500 BuyWrite Portfolio. Accordingly, expenses of this Fund borne by the Adviser are not subject to recapture.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as 'Waivers and/or Recapture'.

During the period ended April 30, 2008, the amount of 'Waivers and/or Recapture' was as follows:

(Waivers) and/or Recapture
Aerospace & Defense Portfolio	$68,771
CleantechTM Portfolio	(57,076)
DWA Technical LeadersTM Portfolio	52,829
Golden Dragon Halter USX China Portfolio	204,381
Listed Private Equity Portfolio	(8,102)
Lux Nanotech Portfolio	(39,701)
Value Line Industry Rotation Portfolio	(86,494)
Value Line TimelinessTM Select Portfolio	4,989
Water Resources Portfolio	139,671
WilderHill Clean Energy Portfolio	(7,102)
WilderHill Progressive Energy Portfolio	(71,221)

The net amounts of (Waivers) and/or Recapture are also shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at April 30, 2008 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/09	04/30/10	04/30/11
Aerospace & Defense Portfolio	$84,727	$—	$72,874	$11,853
CleantechTM Portfolio	105,241	—	47,553	57,688
DWA Technical LeadersTM Portfolio	21,651	—	—	21,651
Golden Dragon Halter USX China Portfolio	41,317	—	4,806	36,511
Listed Private Equity Portfolio	50,724	—	26,323	24,401
Lux Nanotech Portfolio	178,818	31,393	106,036	41,389
Value Line Industry Rotation Portfolio		126,596	34,558	92,038
Value Line TimelinessTM Select Portfolio	110,515	—	86,184	24,331
Water Resources Portfolio	75,183	—	—	75,183
WilderHill Clean Energy Portfolio	90,755	—	—	90,755
WilderHill Progressive Energy Portfolio	118,588	—	39,456	79,132

Distribution Agreement

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (formerly A I M Distributors, Inc.) (the "Distributor") which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Licensing Fee Agreements

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Capital Indices, LLC

DWA Technical LeadersTM Portfolio	Dorsey, Wright & Associates, Inc.

Golden Dragon Halter USX China Portfolio	Halter Financial Group

Listed Private Equity Portfolio	Red Rocks Capital Partners, LLC

Lux Nanotech Portfolio	Lux Research, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

Value Line Industry Rotation Portfolio	Value Line Publishing, Inc.

Value Line TimelinessTM Select Portfolio	Value Line Publishing, Inc.

Water Resources Portfolio	Palisades Water Index Associates, LLC

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

The above trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the year ended April 30, 2008.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Lux Nanotech Portfolio

	Value 4/30/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 04/30/08	Dividend Income	Realized Gain (Loss)
Biosante Pharmaceuticals, Inc.	$—	$5,086,786	$(81,622)	$(565,228)	$4,439,935	$—	$20,930
Luna Innovations, Inc.	—	3,727,745	(66,647)	(254,378)	3,406,720	—	21,081
Nanophase Technologies Corp.	8,793,107	3,304,412	(4,025,580)	(4,208,356)	3,863,583	—	(131,310)
NVE Corp.	7,239,341	2,202,099	(5,241,918)	1,111,975	5,311,497	—	1,216,524
Total Investments in Affiliates	16,032,448	14,321,042	(9,415,767)	(3,915,987)	17,021,735	—	1,127,225

Water Resources Portfolio

Ameron International Corp.	26,644,689	40,757,130	(8,465,816)	10,643,303	69,579,307	666,051	890,517
Badger Meter, Inc.	32,146,128	2,781,508	(3,415,539)	36,362,085	67,874,182	456,138	(308,917)
Calgon Carbon Corp.	30,459,259	2,434,044	(5,106,901)	23,442,263	51,228,665	—	1,629,026
Consolidated Water Co., Inc. (Cayman Islands)	29,548,749	7,654,569	(11,943,150)	(3,666,174)	21,593,994	307,701	(1,715,212)
Franklin Electric Co., Inc.	43,535,711	35,199,130	(8,579,605)	(7,260,598)	62,894,638	656,872	(1,980,960)
Gorman-Rupp (The) Co.	22,030,775	23,519,195	(2,757,290)	11,337,077	54,129,757	428,575	362,133
Insituform Technologies, Inc., Class A	40,080,492	17,725,120	(6,668,816)	(9,349,878)	41,786,918	—	(3,676,217)
Layne Christensen Co.	54,785,317	21,130,264	(14,395,831)	8,990,163	70,509,913	—	5,342,098
Lindsay Corp.	33,398,054	3,546,632	(24,064,172)	77,671,089	90,551,603	292,127	15,964,318
Mueller Water Products, Inc., Class B	49,627,513	49,223,051	(14,004,778)	(29,860,111)	54,985,675	319,940	(445,855)
Southwest Water Co.	31,191,279	1,579,842	(5,686,362)	(5,475,955)	21,608,804	518,417	(2,024,552)
Tetra Tech, Inc.	71,993,291	53,450,572	(24,920,205)	889,691	101,413,350	—	1,041,216
Watts Water Technologies, Inc., Class A	51,171,183	36,993,102	(10,635,802)	(23,295,580)	54,232,903	719,956	(2,630,681)
Total Investments in Affiliates	516,612,440	295,994,159	(140,644,267)	90,427,375	762,389,709	4,365,777	12,446,914

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

WilderHill Clean Energy Portfolio

	Value 4/30/07	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 04/30/08	Dividend Income	Realized Gain (Loss)
Active Power, Inc.	$4,446,875	$7,628,758	$(3,813,674)	$(2,088,943)	$6,173,016	$—	$(1,285,519)
Amerigon, Inc.	—	45,468,980	(11,897,196)	(9,869,764)	23,702,020	—	(2,428,210)
Ballard Power Systems, Inc.	16,550,775	33,323,648	(15,163,405)	(7,984,578)	26,726,440	—	(4,642,586)
China BAK Battery, Inc.	—	28,190,268	(1,063,887)	(9,598,221)	17,528,160	—	41,983
Comverge, Inc.	—	57,577,351	(5,128,913)	(31,026,010)	21,422,428	—	(267,167)
Echelon Corp.	34,761,426	49,865,285	(40,983,252)	(8,028,394)	35,615,065	—	20,112,781
Emcore Corp.	23,887,042	543,393	(2,394,452)	6,663,733	28,699,716	—	(756,021)
Fuel Systems Solutions, Inc.	24,616,050	1,214,185	(3,675,048)	2,085,381	24,240,568	—	(1,675,365)
FuelCell Energy, Inc.	15,741,912	30,306,275	(12,518,371)	2,854,225	36,384,041	—	1,162,899
Maxwell Technologies, Inc.	19,578,194	5,648,010	(3,817,533)	(2,807,084)	18,601,587	—	(3,009,815)
Medis Technologies, Ltd.	16,788,999	24,978,887	(1,488,174)	(16,149,904)	24,129,808	—	(671,845)
Pacific Ethanol, Inc.	20,482,001	24,985,410	(3,316,959)	(29,749,376)	12,401,076	—	(3,378,370)
Plug Power, Inc.	19,171,094	13,673,093	(7,634,332)	24,278	25,234,133	—	(2,082,445)
Ultralife Batteries, Inc.	4,185,225	18,735,010	(1,146,949)	(7,783,198)	13,990,088	—	2,250
Universal Display Corp.	28,813,854	32,057,902	(16,752,435)	(5,203,148)	38,916,173	—	(870,154)
Verenium Corp.*	24,328,146	16,719,104	(4,543,953)	(19,654,544)	16,848,753	—	(1,371,732)
Zoltek Cos., Inc.	25,143,623	46,119,586	(13,145,046)	(14,478,336)	43,639,827	—	4,132,109
Total Investments in Affiliates	278,495,216	437,035,145	(148,483,579)	(152,793,883)	414,252,899	—	3,012,793

* Security formerly known as Diversa Corp.

Note 5. Federal Income Tax

At April 30, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Aerospace & Defense Portfolio	$274,612,642
CleantechTM Portfolio	113,462,422
DWA Technical LeadersTM Portfolio	348,014,179
Golden Dragon Halter USX China Portfolio	604,619,842
Listed Private Equity Portfolio	140,991,323
Lux Nanotech Portfolio	109,529,797
S&P 500 BuyWrite Portfolio	7,676,571
Value Line Industry Rotation Portfolio	40,187,983
Value Line TimelinessTM Select Portfolio	174,636,325

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Water Resources Portfolio	$2,097,102,943
WilderHill Clean Energy Portfolio	1,689,691,038
WilderHill Progressive Energy Portfolio	60,586,308

At April 30, 2008, the components of accumulated earnings/loss on a tax basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
Aerospace & Defense Portfolio	$215,472	$(2,478,965)	$(17,422,118)	$7,607,242	$(25,029,360)	$(19,685,611)
CleantechTM Portfolio	—	(1,171,839)	906,794	8,949,455	(8,042,661)	(265,045)
DWA Technical LeadersTM Portfolio	—	(5,046,566)	15,572,442	23,582,651	(8,010,209)	10,525,876
Golden Dragon Halter USX China Portfolio	—	(5,382,727)	(77,828,672)	26,987,746	(104,816,418)	(83,211,399)
Listed Private Equity Portfolio	469,435	(4,388,498)	(38,251,065)	4,574,130	(42,825,195)	(42,170,128)
Lux Nanotech Portfolio	—	(4,779,985)	(25,496,886)	4,617,295	(30,114,181)	(30,276,871)
S&P 500 BuyWrite Portfolio	127,888	—	(42,579)	213,967	(256,546)	85,309
Value Line Industry Rotation Portfolio	—	(3,798,072)	1,724,280	3,646,520	(1,922,240)	(2,073,792)
Value Line TimelinessTM Select Portfolio	—	(49,767,441)	3,169,193	14,534,028	(11,364,835)	(46,598,248)
Water Resources Portfolio	229,824	(15,429,970)	92,251,724	249,963,898	(157,712,174)	77,051,578
WilderHill Clean Energy Portfolio	—	(136,339,647)	(218,442,032)	111,888,371	(330,330,403)	(354,781,679)
WilderHill Progressive Energy Portfolio	—	(179,432)	1,583,200	6,252,166	(4,668,966)	1,403,768

Distributions to Shareholders:

The tax character of distributions paid during the period ended April 30, 2008 was as follows:

	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
Aerospace & Defense Portfolio	$597,944	$362,663
DWA Technical Leaders(TM) Portfolio	105,514	—
Golden Dragon Halter USX China Portfolio	3,881,852	3,191,113
Listed Private Equity Portfolio(1)	6,147,694	689,732
S&P 500 BuyWrite Portfolio	10,500	—
Value Line Industry Rotation Portfolio	19,266	2,669
Water Resources Portfolio	7,498,823	11,901,149
WilderHill Clean Energy Portfolio	—	1,691,001
WilderHill Progressive Energy Portfolio	193,423	14,162

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

	Period ended April 30, 2008	Period ended April 30, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
Aerospace & Defense Portfolio	$—	$25,620
DWA Techical LeadersTM Portfolio	57,242	—
Golden Dragon Halter USX China Portfolio	198,502	—
Value Line Industry Rotation Portfolio	1,384	4,445
WilderHill Clean Energy Portfolio	—	160,324
WilderHill Progressive Energy Portfolio	9,290	—

At April 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one fund may be limited by federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

	Year of Expiration			Total
	2014	2015	2016	Amount
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$2,478,965
CleantechTM Portfolio	—	—	1,171,839	1,171,839
DWA Technical LeadersTM Portfolio	—	—	5,046,566	5,046,566
Golden Dragon Halter USX China Portfolio	1,018,146	3,128,677	1,235,904	5,382,727
Listed Private Equity Portfolio	—	—	4,388,498	4,388,498
Lux Nanotech Portfolio	—	3,986,980	793,005	4,779,985
S&P 500 BuyWrite Portfolio	—	—	—	—
Value Line Industry Rotation Portfolio	—	—	3,798,072	3,798,072
Value Line TimelinessTM Select Portfolio	—	28,753,751	21,013,690	49,767,441
Water Resources Portfolio	—	11,876,489	3,553,481	15,429,970
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	136,339,647
WilderHill Progressive Energy Portfolio	—	—	179,432	179,432

Capital losses incurred after October 31 ("post-October losses") within the taxable year deemed to arise on the first business day of each Fund's next taxable year.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

During the period ended April 30, 2008, the Funds incurred and will elect to defer net capital losses as follows:

Post-October Losses
Aerospace & Defense Portfolio	$6,563,375
CleantechTM Portfolio	4,166,271
DWA Technical LeadersTM Portfolio	25,948,611
Golden Dragon Halter USX China Portfolio	12,330,853
Listed Private Equity Portfolio	2,929,968
Lux Nanotech Portfolio	12,743,022
S&P 500 BuyWrite Portfolio	46,706
Value Line Industry Rotation Portfolio	3,279,810
Value Line TimelinessTM Select Portfolio	20,130,206
Water Resources Portfolio	35,247,744
WilderHill Clean Energy Portfolio	31,930,896
WilderHill Progressive Energy Portfolio	4,392,128

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. The differences are primarily due to redemptions in-kind, investments in partnerships, wash sales, book equalization and net operating loss, if any. These adjustments have no effect on net assets. For the period ended April 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Shares of Beneficial Interest
Aerospace & Defense Portfolio	$(15,071)	$(37,559,935)	37,575,006
CleantechTM Portfolio	418,636	(11,913,636)	11,495,000
DWA Technical LeadersTM Portfolio	(399,679)	(11,541,314)	11,940,993
Golden Dragon Halter USX China Portfolio	330,916	(242,082,169)	241,751,253
Listed Private Equity Portfolio	31,376	(3,788,532)	3,757,156
Lux Nanotech Portfolio	137,884	(5,295,288)	5,157,404
S&P 500 BuyWrite Portfolio	(14,403)	—	14,403
Value Line Industry Rotation Portfolio	7,982	(6,141,994)	6,134,012
Value Line TimelinessTM Select Portfolio	183,722	(44,539,750)	44,356,028
Water Resources Portfolio	(434,907)	(161,583,206)	162,018,113
WilderHill Clean Energy Portfolio	4,854,282	(288,477,657)	283,623,375
WilderHill Progressive Energy Portfolio	(13,075)	(2,624,361)	2,637,436

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

Note 6. Investment Transactions

For the period ended April 30, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$43,633,599	$39,946,318
CleantechTM Portfolio	16,506,636	16,895,785
DWA Technical LeadersTM Portfolio	180,548,609	182,809,292
Golden Dragon Halter USX China Portfolio	95,915,007	91,806,915
Listed Private Equity Portfolio	43,450,499	40,755,871
Lux Nanotech Portfolio	55,692,308	52,820,795
S&P 500 BuyWrite Portfolio	571,234	384,318
Value Line Industry Rotation Portfolio	30,137,857	30,293,422
Value Line TimelinessTM Select Portfolio	210,068,941	214,500,712
Water Resources Portfolio	521,881,659	444,506,991
WilderHill Clean Energy Portfolio	345,040,776	246,935,329
WilderHill Progressive Energy Portfolio	14,784,625	16,430,570

For the period ended April 30, 2008, in-kind transactions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$302,660,948	$245,119,284
CleantechTM Portfolio	121,565,415	36,251,197
DWA Technical LeadersTM Portfolio	469,363,922	189,587,575
Golden Dragon Halter USX China Portfolio	816,843,690	811,440,862
Listed Private Equity Portfolio	74,082,165	77,835,487
Lux Nanotech Portfolio	20,657,073	73,233,499
S&P 500 BuyWrite Portfolio	7,436,900	—
Value Line Industry Rotation Portfolio	98,688,142	89,711,506
Value Line TimelinessTM Select Portfolio	410,264,990	489,883,361
Water Resources Portfolio	948,783,572	553,526,670
WilderHill Clean Energy Portfolio	1,276,335,800	823,754,193
WilderHill Progressive Energy Portfolio	65,524,342	22,834,966

Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds (except for S&P 500 BuyWrite Portfolio) compensate each Trustee on behalf of the Trust who is not an employee of the Trust or its affiliates. With respect to S&P 500 BuyWrite Portfolio, the Adviser, as a result of the unitary management fee, compensates each Trustee on behalf of the Fund. Interested Trustees and Officers of the Trust do not receive any Trustees' fees.

The Trust (has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferred Fees

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

April 30, 2008

are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the participating trustee is valued as of the first business dates of each calendar quarter such Fees would have been paid to the participating trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with withdrawals or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000. Only authorized participants are permitted to create or redeem from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not be eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 10. New Accounting Pronouncement

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has assessed the application of FAS 157 to the Funds and has determined that the adoption of FAS 157 is not expected to have a material impact on the Funds. Management intends for the Funds to adopt FAS 157 provisions during the fiscal year ending April 30, 2009.

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the S&P 500 BuyWrite Portfolio financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at April 30, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 30, 2008

Supplemental Information

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
Aerospace & Defense Portfolio	100%	100%
Cleantech(TM) Portfolio	0%	0%
DWA Technical Leaders(TM) Portfolio	0%	0%
Golden Dragon Halter USX China Portfolio	100%	0%
Listed Private Equity Portfolio	100%	100%
Lux Nanotech Portfolio	0%	0%
S&P 500 BuyWrite Portfolio	100%	100%
Value Line Industry Rotation Portfolio	100%	100%
Value Line Timeliness(TM) Select Portfolio	0%	0%
Water Resources Portfolio	100%	100%
WilderHill Clean Energy Portfolio	100%	100%
WilderHill Progressive Energy Portfolio	100%	100%

Supplemental Information (Continued)

Trustees and Officers

The Trustees who are not affiliated with the Adviser or affiliates of the Adviser ("Independent Trustees") and the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge (b. 1958) YQA Capital Management, LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	104	None

Marc M. Kole (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Assistant Vice President and Controller, Priority Health (September 2005- April 2008); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan (b. 1963) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Partner, Bell, Boyd & Lloyd LLP (1989 Present)	104	None

Philip M. Nussbaum (b. 1961) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002 August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex ** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson (b. 1960) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President, Chief Operating Officer, and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), formerly, Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	104	None

  *  This is the date the Trustee began serving the Trust.

**  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex *** Overseen by Trustees	Other Directorships Held by Trustee
H. Bruce Bond (b.1963)** Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2003	Managing Director, Invesco PowerShares Capital Management LLC (August 2002- Present); formerly Manager, Nuveen Investments (April 1998- August 2002)	104	None

Availability of Additional Information About Funds' Trustees

The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their Portfolios) advised by the Adviser. At April 30, 2008, the Fund Complex consists of the Trust's 73 Portfolios and three other exchange-traded fund trusts with 31 Portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (b. 1954) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2006 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson (b. 1965) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the Officers began serving the Trust. Each Officer serves a one year term, until his successor is elected.

Board Considerations Regarding Continuation of Investment
Advisory Agreement

At a meeting held on April 18, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 70 series (the "Funds"):

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares High Yield Equity Dividend AchieversTM Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Aerospace & Defense Portfolio

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Value Line Timeliness Select Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares International Dividend AchieversTM Portfolio

PowerShares High Growth Rate Dividend AchieversTM Portfolio

PowerShares Zacks Small Cap Portfolio

PowerShares Dynamic Building and Construction Portfolio

PowerShares Dynamic Energy Exploration and Production Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Oil and Gas Services Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares Water Resources Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Buyback AchieversTM Portfolio

PowerShares FTSE RAFI Basic Materials Sector Portfolio

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

PowerShares FTSE RAFI Consumer Services Sector Portfolio

PowerShares FTSE RAFI Energy Sector Portfolio

PowerShares FTSE RAFI Financials Sector Portfolio

PowerShares FTSE RAFI Health Care Sector Portfolio

PowerShares FTSE RAFI Industrials Sector Portfolio

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Continued)

PowerShares FTSE RAFI Utilities Sector Portfolio

PowerShares Cleantech Portfolio

PowerShares Dynamic Aggressive Growth Portfolio

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Deep Value Portfolio

PowerShares Financial Preferred Portfolio

PowerShares Listed Private Equity Portfolio

PowerShares DWA Technical Leaders Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares WilderHill Progressive Energy Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance and reviewed a report of Ibbotson Associates, a consultant to the Independent Trustees, that analyzed the reasons for any tracking error for certain of the Funds, which the Adviser then applied to its analysis of the tracking error between the underlying index and the performance of each Fund. The Trustees noted that, in each case, the correlation and tracking error was within the range set forth in the registration statement. The Trustees also concluded that each of the Funds is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement are appropriate and that the quality is good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratio and the advisory fee, as compared to three categories of comparable

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Continued)

funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees noted that the annual advisory fee charged to the Funds was identical (0.50% of average net assets), except for the advisory fee for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio (for each of which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees and offering costs (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets (0.50% of average net assets for the PowerShares High Yield Equity Dividend AchieversTM Portfolio, the PowerShares Dividend AchieversTM Portfolio, the PowerShares High Growth Rate Dividend AchieversTM Portfolio and the PowerShares International Dividend AchieversTM Portfolio) at least until April 30, 2009. The Trustees noted that the Adviser represented that it does not provide investment management services to clients other than the Trust and other exchange-traded funds overseen by the Board. The Trustees noted that the advisory fees were at the higher end of the ETF peer funds, but were lower than the median of the open-end actively-managed peer funds. The Trustees determined that the advisory fees were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. With respect to the Funds' expense ratios, the Trustees noted that the net expense ratios were at the higher end of the ETF peer funds, but were generally lower than the median of the expense ratios of the open-end (non-ETF) index peer funds and the median of the open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the license fees paid by the Funds. The Board concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for each Fund, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost enabled the Adviser to operate some of the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that

Board Considerations Regarding Continuation of Investment
Advisory Agreement (Continued)

the Excess Expense Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement (PowerShares S&P 500 BuyWrite Portfolio)

At a meeting held on December 18, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares S&P 500 BuyWrite Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indices and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fee was at the higher end of the ETF universe, but generally was lower than fees for open-end (non-ETF) funds and closed-end funds, and was reasonable because of the complexity of the index, which requires continuous rebalancing and a monthly option overlay, other distinguishing factors of the Fund, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the higher advisory

Board Considerations Regarding Approval of Investment Advisory Agreement (PowerShares S&P 500 BuyWrite Portfolio) (Continued)

fee was attributable to a higher license fee payable out of the unitary fee to be charged to the Fund. The Board noted that the Adviser represented that the advisory fee was competitive with those of its ETF peers, and that it was consistent with the fee to be paid by two other series of the Trust that are to track the performance of other equity indices with associated option writing. The Board concluded that the advisory fee and expected total expense ratio of the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in ETFs, including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. PowerShares ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust.

An investor should consider each Fund's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit our website invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-4

POWERSHARES EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits.

(a)           Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

(b)           Amended and Restated By-laws of the Registrant, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 73, filed on June 6, 2006.

(c)           Not applicable.

(d)

(1)           Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for Funds launched prior to June 30, 2007, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 184, filed on May 23, 2008.

(2)           Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC, for Funds launched after June 30, 2007, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No, 184, filed on May 23, 2008.

(3)           Excess Expense Agreement between the Registrant and Invesco PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 184, filed on May 23, 2008.

(e)           Not applicable.

(f)            Not applicable.

(g)           (i)            Form of Custody Agreement between Registrant and The Bank of New York, is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

(g)           (ii)           Form of Foreign Custody Manager Agreement between PowerShares Exchange-Traded Fund Trust II and The Bank of New York, is incorporated herein by reference to exhibit (g)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of PowerShares Exchange-Traded Fund Trust II, filed on June 6, 2007.

(h)

1.             Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York, is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

2.             Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York, is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement, filed on April 16, 2003.

3.             Form of Participant Agreement between ALPS Distributors, Inc., The Bank of New York and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement, filed on April 16, 2003.

4.             Form of Participant Agreement between Invesco Aim Distributors, Inc., the Bank of New York and PowerShares Exchange-Traded Fund Trust II, is incorporated herein by reference to Exhibit (h)(c) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of PowerShares Exchange-Traded Fund Trust II, filed on June 6, 2007.

5.             Form of Sublicensing Agreement between the Registrant and the Adviser, is incorporated by reference to Exhibit (h)(d) of Post-Effective Amendment No. 14, filed on November 24, 2004.

(i)

1.             Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

2.             Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

3.             Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio), is incorporated herein by reference to Exhibit (i)(c) of Post-Effective Amendment No. 88, filed on October 10, 2006.

4.             Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio), incorporated herein by reference to Exhibit (i)(d) of Post-Effective Amendment No. 88, filed on October 10, 2006.

5.             Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

6.             Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

7.             Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio,TM PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004, Exhibit (i)(e) of Post-Effective Amendment No. 20, filed on February 25, 2005, Exhibit (i)(g) of Post-Effective Amendment No. 26, filed on May 13, 2005, Exhibit (i)(i) of Post-Effective Amendment No. 45, filed on September 12, 2005, Exhibit (i)(k) of Post-Effective Amendment

No. 38, filed on August 17, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 55, filed on October 25, 2005, Exhibit (i)(k) of Post-Effective Amendment No. 61, filed on December 2, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005 and Exhibit (i)(o) of Post-Effective Amendment No. 68, filed on February 10, 2006.

8.             Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004, Exhibit (i)(f) of Post-Effective Amendment No. 20, filed on February 25, 2005, Exhibit (i)(h) of Post-Effective Amendment No. 26, filed on May 13, 2005, Exhibit (i)(j) of Post-Effective Amendment No. 45, filed on September 12, 2005, Exhibit (i)(l) of Post-Effective Amendment No. 38, filed on August 17, 2005, Exhibit (i)(n) of Post-Effective Amendment No. 55, filed on October 25, 2005, Exhibit (i)(l) of Post-Effective Amendment No. 61, filed on December 2, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005, and Exhibit (i)(p) of Post-Effective Amendment No. 68, filed on February 10, 2006.

9.             Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio,TM PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic

Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(i) of Post-Effective Amendment No. 83, filed on August 29, 2006.

10.           Opinion and Consent of Clifford Chance US LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (i)(j) of Post-Effective Amendment No. 85, filed on September 19, 2006.

11.           Opinion and Consent of Bingham McCutchen, LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (i)(k) of Post-Effective Amendment No. 85, filed on September 19, 2006.

12.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 99, filed on November 28, 2006.

13.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (i)(m) of Post-Effective Amendment No. 99, filed on November 28, 2006.

14.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (i)(n) of Post-Effective Amendment No. 93, filed on October 20, 2006.

15.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (i)(o) of Post-Effective Amendment No. 93, filed on October 20, 2006.

16.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and PowerShares India TigerTM Portfolio), to be filed by amendment.

17.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and PowerShares India Tiger Portfolio), to be filed by amendment.

18.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback

AchieversTM Portfolio), is incorporated by reference to Exhibit (i)(r) of Post-Effective Amendment No. 104, filed on December 18, 2006.

19.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback AchieversTM Portfolio), is incorporated by reference to Exhibit (i)(s) of Post-Effective Amendment No. 104, filed on December 18, 2006.

20.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to Exhibit (i)(t) of Post-Effective Amendment No. 114, filed on February 16, 2007.

21.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to Exhibit (i)(u) of Post-Effective Amendment No. 114, filed on February 16, 2007.

22.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares NASDAQ-100 BuyWrite Portfolio), is incorporated by reference to Exhibit (i)(22) of Post-Effective Amendment No. 183, filed on May 23, 2008.

23.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares NASDAQ-100 BuyWrite Portfolio), is incorporated by reference to Exhibit (i)(23) of Post-Effective Amendment No. 183, filed on May 23, 2008.

24.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares S&P 500 BuyWrite Portfolio), is incorporated by reference to Exhibit (i)(22) of Post-Effective Amendment No. 151, filed on December 16, 2007.

25.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares S&P 500 BuyWrite Portfolio), is incorporated by reference to Exhibit (i)(23) of Post-Effective Amendment No. 151, filed on December 16, 2007.

26.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares  NASDAQ Next-Q Portfolio), is incorporated by reference to Exhibit (i)(26) of Post-Effective Amendment No. 169, filed on March 28, 2008.

27.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares  NASDAQ Next-Q Portfolio), is incorporated by reference to Exhibit (i)(27) of Post-Effective Amendment No. 169, filed on March 28, 2008.

28.           Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares DJIA BuyWrite Portfolio and PowerShares Lux Nanotech Portfolio), to be filed by amendment.

29.           Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares DJIA BuyWrite Portfolio and PowerShares Lux Nanotech Portfolio), to be filed by amendment.

30.           Opinion and Consent of Cliffoad Chance US LLP (with respect to the PowerShares NASDAQ Internet Portfolio), is incorporated by reference to Exhibit (i)(30) of Post-Effective Amendment No. 184, filed on May 23, 2008.

31.           Opinion and Consent of Bingham  McCutchen, LLP (with respect to the PowerShares NASDAQ Internet Portfolio), is incorporated by reference to Exhibit (i)(31) of Post-Effective Amendment No. 184, filed on May 23, 2008.

32.           Consent of Clifford Chance US LLP (with respect to the PowerShares CleantechTM Portfolio), is filed herewith.

(j)

1.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.

2.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Healthcare Services Portfolio), is incorporated by reference to Exhibit (j)(b) of Post-Effective Amendment No. 91, filed on October 11, 2006.

3.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.

4.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend Achievers

Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (j)(c) of Post-Effective Amendment No. 83, filed on August 29, 2006.

5.             Consent of PricewaterhouseCoopers LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (j)(d) of Post-Effective Amendment No. 85, filed on September 19, 2006.

6.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (j)(f) of Post-Effective Amendment No. 99, filed on November 28, 2006.

7.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (j)(g) of Post-Effective Amendment No. 93, filed on October 20, 2006.

8.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend Achievers Portfolio and PowerShares India Tiger Portfolio), to be filed by amendment.

9.             Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback Achievers™ Portfolio), is incorporated by reference to Exhibit (j)(i) of Post-Effective Amendment No. 104, filed on December 18, 2006.

10.           Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to Exhibit (j)(j) of Post-Effective Amendment No. 114, filed on February 16, 2007.

11.           Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares NASDAQ-100 BuyWrite Portfolio), is incorporated by reference to Exhibit (j)(12) of Post-Effective Amendment No. 183, filed on May 23, 2008.

12.           Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares S&P 500 BuyWrite Portfolio), is incorporated by reference to Exhibit (j)(11) of Post-Effective Amendment No. 151, filed on December 16, 2007.

13.           Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares FTSE NASDAQ Small Cap Portfolio and PowerShares  NASDAQ Next-Q Portfolio), is incorporated by reference to Exhibit (j)(8) of Post-Effective Amendment No. 169, filed on March 28, 2008.

14.           Consent of PricewaterhouseCoopers LLP (with respect to PowerShares Lux Nanotech Portfolio and PowerShares CleantechTM Portfolio), to be filed by amendment.

15.           Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares NASDAQ Internet Portfolio), is incorporated by reference to Exhibit (j)(15) of Post-Effective Amendment No. 184, filed on May 23, 2008.

16.           Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares CleantechTM Portfolio), is filed herewith.

(k)           Not applicable.

(l)            Not applicable.

(m)          Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

(n)           Not applicable.

(o)           Not applicable.

(p)

a.             Code of Ethics of the Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to Exhibit (p)(a) of Post-Effective Amendment No. 26, filed on May 13, 2005.

b.             Code of Ethics of Invesco Aim Distributors, Inc., is incorporated by reference to Exhibit (p)(b) of Post-Effective Amendment No. 85, filed on September 19, 2006.

Other.

(1)           Powers of Attorney are incorporated by reference to Exhibit (q) of the Initial Registration   Statement, filed on April 16, 2003.

(2)           Powers of Attorney of Marc M. Kole and Donald S. Wilson, are incorporated by reference to Exhibit (c)(2) of Post-Effective Amendment No.114, filed on February 16, 2006.

Item 24.  Persons Controlled by or Under Common Control with the Funds.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the “Declaration of Trust”), that permits the

Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.  This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.              For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.             With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.            In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by:  (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.              Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.             A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.              A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.             “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF INVESCO POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of Invesco PowerShares Capital Management LLC is set forth in Invesco PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.:  42986583161 1B82) and amended through the date hereof, is incorporated herein by reference.

Item 27.  Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is Invesco Aim Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM CORE ALLOCATION PORTFOLIO SERIES

Series C

Series M

AIM COUNSELOR SERIES TRUST

AIM Floating Rate Fund

AIM Multi-Sector Fund

AIM Select Real Estate Income Fund

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM EQUITY FUNDS

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund

AIM European Small Company Fund

AIM Global Value Fund

AIM International Small Company Fund

AIM Mid Cap Basic Value Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund

AIM Conservative Allocation Fund

AIM Global Equity Fund

AIM Growth Allocation Fund

AIM Income Allocation Fund

AIM Independence New Fund

AIM Independence 2010 Fund

AIM Independence 2020 Fund

AIM Independence 2030 Fund

AIM Independence 2040 Fund

AIM Independence 2050 Fund

AIM International Allocation Fund

AIM Mid Cap Core Equity Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

AIM Small Cap Growth Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund

AIM European Growth Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM China Fund

AIM Developing Markets Fund

AIM Global Health Care Fund

AIM International Total Return Fund

AIM Japan Fund

AIM Libor Alpha Fund

AIM Trimark Endeavor Fund

AIM Trimark Fund

AIM Trimark Small Companies Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Global Real Estate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Real Estate Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

AIM SECTOR FUNDS

AIM Energy Fund

AIM Financial Services Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Technology Fund

AIM Utilities Fund

AIM SUMMIT FUND

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Diversified Income Fund

AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund

AIM V.I. Global Health Care Fund

AIM V.I. Global Real Estate Fund

AIM V.I. Government Securities Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Leisure Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Small Cap Equity Fund

AIM V.I. Technology Fund

AIM V.I. Utilities Fund

SHORT-TERM INVESTMENT TRUST

Government & Agency Portfolio

Government Tax Advantage Portfolio

Liquid Assests Portfolio

STIC Prime Portfolio

Treasury Portfolio

TAX-FREE INVESTMENTS TRUST

Tax-Free Cash Reserve Portfolio

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Gary K. Wendler	None	Director
John M. Zerr	None	Director, Senior Vice President, Secretary and Chief Legal Officer
John Cooper	None	Executive Vice President
Brian Lee	None	Executive Vice President
Philip A. Taylor	None	Director

*      The principal business address for all directors and executive officers is Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 3 1(A) OF THE 1940 ACT [15 U.S.C. 80A-30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 29.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 1st day of July, 2008.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	July 1, 2008

Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer, Treasurer and Secretary	July 1, 2008

Bruce T. Duncan

*/s/ Ronn R. Bagge	Trustee	July 1, 2008

Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	July 1, 2008

Marc M. Kole

*/s/ D. Mark McMillan	Trustee	July 1, 2008

D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	July 1, 2008

Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	July 1, 2008

Donald H. Wilson

*By: /s/ Stuart M. Strauss	July 1, 2008

Stuart M. Strauss
Attorney-In-Fact

Exhibit Index

Ex (i)(32)       Consent of Clifford Chance US LLP

Ex (j)(16)       Consent of PricewaterhouseCoopers LLP